Exception Grades
Run Date - 10/7/2024 10:41:19 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21209988			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Missing copy of retirement account.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	. . .	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC
Reviewer Comment (2022-01-19): Client elects to waive: Please downgrade and waive assets  finding.  Comp Factors: 811 FICO, 38% LTV & 23 years on job

Reviewer Comment (2022-01-19): As per Final 1003, Retirement account from XXXXX has been declared by the borrower. However, we received updated AUS removing the Retirement account. Hence, please provide Bank Statements to verify the guideline PITIA months reserves. Exception remains.

Seller Comment (2022-01-14): AUS was updated removing that amount.

Reviewer Comment (2021-10-21): On AUS #31 reflects "retirement - XXXXX balance XXXXX", exception remains.

Seller Comment (2021-10-20): Please clear.  This is not listed on the AUS, therefore its not required.

Reviewer Comment (2021-10-05): Exception is not a duplicate; missing 2 months statements for XXXXX retirement account listed on AUS.

Seller Comment (2021-10-02): Please confirm if this condition is the same as and ties in to the other "insufficient asset documentation" condition for this loan.
																					01/19/2022	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21210200			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,825.00.	Lender Credit was last disclosed as $1,825 on LE but disclosed as $0 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,825, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-09-27): COC provided as a trailing doc Seller Comment (2021-09-24): Please see attached COC.	09/27/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21210203			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2021-10-06): XXXXX received and associated. exception Cleared	10/06/2021			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21210207			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only 1 month of statements provided.				Reviewer Comment (2021-10-20): 2nd month bank statement provided. Seller Comment (2021-10-18): Please see attached April Bank Statement.	10/20/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21212239			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XXXXX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	Personal tax returns are not signed and dated.				Reviewer Comment (2021-06-18): Client elects to waive.			06/18/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21212387			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XXXXX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal report date is XX/XX/XX; delivery date is XX/XX/XX.				Reviewer Comment (2021-06-18): Client elects to waive.			06/18/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	21212459			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Disclosure is not signed.				Reviewer Comment (2021-06-18): Client elects to waive.			06/18/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90084391	23078350			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2021-10-06): XXXXX received and associated. exception Cleared Reviewer Comment (2021-10-05): Valuation Received - XX/XX/XX	10/06/2021			1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92334510	22838440			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $463,320.00. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-10-12): Exception cleared. Seller Comment (2021-10-11): Please see attached RCE. Reviewer Comment (2021-09-28): Received HOI policy, however, doesn't have sufficient coverage amount. Provide copy of insurer's replacement cost estimate supporting current coverage amount. Exception remains. Seller Comment (2021-09-27): Please see attached HOI.	10/12/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92334510	22838494			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file was missing a copy of the secondary valuation that is required for securitization purposes.				Reviewer Comment (2021-10-08): Recently received Secondary valuation i.e XXXXX & same has been associated in clarity along with details updated in Valuation screen, hence Exception cleared.	10/08/2021			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92334510	22839488			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The XXXXX tax extension is in the file.				Reviewer Comment (2021-09-16): Client elects to waive.			09/16/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92334510	23078406			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2021-10-07): Recently received Secondary valuation i.e XXXXX & same has been associated in clarity along with details updated in Valuation screen, hence Exception cleared. Reviewer Comment (2021-10-06): Valuation Received - XX/XX/XX	10/07/2021			1		A		A		A		A		A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99451070	22723706			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.						Reviewer Comment (2021-09-20): Updated AUS and credit report provided. Seller Comment (2021-09-17): corr aus and cr with 669 as score Reviewer Comment (2021-09-17): Guideline requires minimum FICO score of 660 while the representative FICO score is 659. Exception approval letter from lender is not received. Exception remains. Reviewer Comment (2021-09-13): Please provide exception approval letter from lender. Exception remains. Seller Comment (2021-09-10): please disregard upload of trailing doc on XX/XX/XX at 407pm. this is incorrect. i am awaiting the correct one.	09/20/2021			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99451070	22723707			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Missing VVOE for XXXXX.				Reviewer Comment (2021-09-24): Received VVOE for XXXXX. Exception cleared Reviewer Comment (2021-09-10): Missing VVOE for XXXXX and exception remains. Seller Comment (2021-09-10): One current employer to do VVOE on is XXXXX. done as of XX/XX/XX with funding date of XX/XX/XX	09/24/2021			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99451070	22723708			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Missing VVOE for XXXXX.				Reviewer Comment (2021-09-17): Received The Work Number - Employment and associated and Employment is not active hence updated accordingly exception cleared Reviewer Comment (2021-09-10): Missing VVOE for XXXXX and exception remains. Seller Comment (2021-09-10): One current employer EPAM with date of XX/XX/XX and funding date XX/XX/XX attached	09/17/2021			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99451070	22840508			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing W2 for XXXXX for XXXXX.				Reviewer Comment (2021-09-13): Received Employment and income summary reflects start sate of ' XXXXX' is XX/XX/XX, hence, W-2 for XXXXX is not required and exception cleared.	09/13/2021			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97289577	23741862			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,209.00 exceeds tolerance of $1,060.00 plus 10% or $1,166.00. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $43.00 due to addition of Endorsement, Courier, SubEscrow, and Wire fees. No valid COC provided, cure provided at closing.				Reviewer Comment (2022-03-24): Received PCCD, LOE, refund check and proof of delivery. Seller Comment (2022-03-15): Please see attached copy of refund docs and XXXXX delivery confirmation XX/XX/XX. Please clear condition.	03/24/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97289577	23741863			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,567.50 exceeds tolerance of $1,570.00. Insufficient or no cure was provided to the borrower.	Loan Discount Point Fee was last disclosed as $1,570.00 on Initial CD but disclosed as $5,567.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $3, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-03-24): Received PCCD, LOE, refund check and proof of delivery. Seller Comment (2022-03-15): Please see attached copy of refund docs and XXXXX deliver confirmation XX/XX/XX. Please clear condition.	03/24/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97289577	23741865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,124.25 exceeds tolerance of $5,720.00. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $5,720 on LE but disclosed as $6,124.25 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-03-24): Received PCCD, LOE, refund check and proof of delivery. Seller Comment (2022-03-15): Please see attached XXXXX delivery confirmation, delivered on XX/XX/XX. Reviewer Comment (2022-01-18): Pending confirmation of XXXXX tracking delivery; exception remains Seller Comment (2022-01-18): Please see attached copy of refund docs.	03/24/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97289577	23743285			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The loan file does not contain deposit documentation for second Social Security income received.
Reviewer Comment (2021-11-29): Bank Statements received and associated, showing deposit documentation for 2nd Social Security Income. Exception cleared.

Reviewer Comment (2021-11-29): The Approval reflects two Social Security payments of $2,681.30 each.  The bank Statements reflect 1 deposit for that amount but not two.  Please supply documentation for both social Security deposits in the amount of $2,681.30 or evidence of total social security amount of $5,362.60. Exception Remains.

Seller Comment (2021-11-23): Please see attached bank statement that shows Social Security income deposit in the amount of $2,681.30.
																			11/29/2021			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97289577	25153025			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,209.00 exceeds tolerance of $1,060.00 plus 10% or $1,166.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-03-24): Sufficient Cure Provided At Closing		03/24/2022		1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97289577	25153026			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,124.25 exceeds tolerance of $5,720.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-03-24): Sufficient Cure Provided At Closing		03/24/2022		1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91750056	23153867			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Preliminary Title does not indicate the Policy Amount, Final Title is not provided.				Reviewer Comment (2021-10-12): Client elects to waive. Seller Comment (2021-10-08): copy of Title with loan amount			10/12/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97376528	23184340			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	-	Under the Declarations section of the final 1003, the co-borrower indicated that he will not occupy the property.
Reviewer Comment (2021-11-01): Received corrected 1003 and LOE from co-borrower XXXX and stating occupied primary residence located XXXX. Exception Cleared

Seller Comment (2021-10-29): XXXXX XX/XX/XX MWM Please Rescind and see LOX with loan app.

Reviewer Comment (2021-10-27): Provided 1003 is not singed or dated, need a correct final 1003 with singed dated confirming question " borrower will not occupy."  or Letter of explanation. Exception remains.

Seller Comment (2021-10-26): XXXXX XX/XX/XX MWM Please Rescind. Borrowers are a married couple with only one home that they both occupy. Please see corrected loan application
																			11/01/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94400249	23235600			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,086.06 exceeds tolerance of $2,705.00 plus 10% or $2,975.50. Insufficient or no cure was provided to the borrower.	Ten Percent Fees, which includes Recording Fees and Title Fees, total of $3086.06 exceeds tolerance level from the $2705.00 disclosed on the Initial Loan Estimate, variance is at 14.09%.				Reviewer Comment (2021-10-29): XXXXX received PCCD & LOE dated XX/XX/XX. Seller Comment (2021-10-28): 10% tolerance fees are only $2,852.06 as the recording fees went down slightly and the notary fee is not payable to a preferred provider. A cure is not required. Please see the attached documents	10/29/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92242005	23011213			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The mortgage statement and property tax documentation on XXXXX property not found at time of review, XX/XX/XX				Reviewer Comment (2021-08-11): Statement provided showing T&I escrowed. Buyer Comment (2021-08-10): see attached	08/11/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92242005	23011214			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The LE was dated XX/XX/XX.				Reviewer Comment (2021-08-17): Initial e-consent provided. Buyer Comment (2021-08-12): Disclosure tracker dated XX/XX/XX Reviewer Comment (2021-08-11): Evidence of earlier eConsent not provided. Per Disclosure tracking, eConsent was obtained on XX/XX/XX, however the initial LE was sent prior on XX/XX/XX. Buyer Comment (2021-08-05): Disclosure tracker, CD	08/17/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92242005	23011216			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-342.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-342.00.				Reviewer Comment (2021-08-11): Per COC, valid change for removal of lender credit. Buyer Comment (2021-08-09): Please refer to LE (XXXXX images pg 128 [D0164]) and the COC on pg 262 [D0049]. TRID rules allow interest and loan amount dependent fees to change when the rate is locked or loan amount changes. Per Lender: Please see Re-disclosed LE dated XX/XX/XX from Float to Lock. Lender credit was removed.	08/11/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92242005	23011217			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Tape Date reports the loan was underwritten with Jumbo guidelines. However, the DU Approve/Ineligible suggests the loan was XXXXX underwritten. Please clarity the correct underwriting guiidelines.				Reviewer Comment (2021-08-04): Client elects to waive.			08/04/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24070305			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $323,770. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-12-23): Replacement cost estimator verified & exception cleared. Seller Comment (2021-12-22): State farm response for RCE	12/23/2021			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24070312			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Asset documentation was not provided in the loan file.				Reviewer Comment (2021-12-28): Received sources of fund and as per 1003 verified all assets and updated in Clarity and sufficient fund is available. Exception Cleared. Seller Comment (2021-12-23): Source of deposit Reviewer Comment (2021-12-23): There is a large deposit in ENT account dated 10/21 in the amount of $149,750. Provide the source of funds. Exception remains. Seller Comment (2021-12-22): Assets	12/28/2021			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24070337			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The effective date on the appraisal was 11/9/2021 and the effective date on the desk review was 10/22/2021.				Reviewer Comment (2021-12-27): As per UCDP showing a score is 2.5 then the secondary valuation is not required. Exception Cleared. Seller Comment (2021-12-23): This loan did not require a 2nd appraisal since the UCDP is showing a score of 2.5 Seller Comment (2021-12-23): SSR - UCDP	12/27/2021			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24070367			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Per the GS QM AUS guidelines for CLTV >80%, borrower must have the greater of 6 months reserves or reserves determined by DU or LP. Loan was approved with a CLTV of 89.90%.				Reviewer Comment (2021-12-28): Received sufficient PITIA reserves and associated. Exception Cleared. Seller Comment (2021-12-23): Source of deposit Reviewer Comment (2021-12-23): There is a large deposit in ENT checking account dated 10/21 in the amount of $149,750. Provide the source of funds. Exception remains. Seller Comment (2021-12-22): Assets	12/28/2021			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24104718			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax verification for the noted REO was not located in file.
Reviewer Comment (2022-01-20): CD from refi provided to verify payment - exception cleared

Seller Comment (2022-01-19): CD 216 S 11th

Reviewer Comment (2022-01-19): CD from new XXXX loan was not found in the file in order to verify payment of $2716.33.  Exception remains

Seller Comment (2022-01-14): REO docs

Reviewer Comment (2021-12-28): Received Mortgage statement from XXXX acct#5789  but required mortgage statement or final  CD from XXXX mtg acct#6268 with a monthly payment of $2716.33. Please provide. Exception remains.

Seller Comment (2021-12-23): Mortgage statement

Reviewer Comment (2021-12-23): File is missing the mortgage statement for the REO XXXX. Exception remains.

Seller Comment (2021-12-22): Tax Bill
																			01/20/2022			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99117963	24104729			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	PITIA verification for the noted REO was not located in file.
Reviewer Comment (2022-01-20): Payment used for HELOC was calculated using a worse case scenario using the interest rate and a 20 year term based on a full draw.

Seller Comment (2022-01-19): Statement states 2.990 of balance. 40 year term. $374 monthly payment. 20 year draw period and 20 year repayment period. So $850 was used as that is estimated payment during repayment period

Reviewer Comment (2022-01-19): Final Loan Application reflects the payment for the HELOC is $850 per month.  Lender provided statement reflects the payment due is only $.51.  Need proof of $850 HELOC payment - exception remains

Seller Comment (2022-01-14): REO docs

Reviewer Comment (2021-12-28): Required supporting document to verify monthly payment of $850 for HELOC account from Security service sc acct#1, since provided document from Security service account only reflects principal balance unable to verify monthly payment. Exception remains

Reviewer Comment (2021-12-28): Received Document for Security service and associated. Exception Cleared.

Seller Comment (2021-12-23): HELOC

Reviewer Comment (2021-12-23): Please provide mortgage statement for the HELOC account of Security Service CU on this property as shown in final 1003. Exception remains.

Seller Comment (2021-12-22): REO docs 15 N Sheridan Ave, Colorado Springs, CO
																			01/20/2022			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91284968	24096742			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-03-04): Funds received prior to disbursement, documentation supporting receipt in file. Reviewer Comment (2022-02-28): Please provide revised Closing Statement, signed and dated by Borrower showing the proceeds coming from the sale of property "Prior" to the subject loan. Exception remains. Reviewer Comment (2022-02-23): This is caused by the closing of the subject property on XX/XX/XX and the Closing Statement for REO being sold and using proceeds dated a day after on XX/XX/XX. Please provide evidence the Borrower received the proceed funds on or before XX/XX/XX.	03/04/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91284968	24097833			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The loan file is missing copy of Closing Disclosure for proceeds used in subject loan.
Reviewer Comment (2022-01-11): Received and associated the executed copy of  Closing Statement for the property address # XXXXX.
Exception cleared.

Seller Comment (2022-01-10): copy of Final Hud for the sell of property

Reviewer Comment (2021-12-20): CD provided was for the refinance of the property at XXXXX on XX/XX/XX.  Need Seller CD or Closing Statement for the sale of the property to be able to use towards assets for the purchase of the subject property.   Exception remains

Seller Comment (2021-12-18): copy of final hud, CD, note , hazard and Tax

Seller Comment (2021-12-18): copy of Final HUD, CD , note ,Insurance and Tax cert
																			01/11/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91284968	24098403			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Evidence from sale of REO is missing from the loan file.
Reviewer Comment (2022-02-23): Received Final Settlement statement/Closing statement signed by Escrow officer for sold property XXXXX updated the details. Exception Cleared

Seller Comment (2022-02-22): copy of final HUD . can you please what final HUD you are looking for to clear this condition?
Between the XXXXX and the assets of XXXXX borrower has XXXXX left over after covering funds to close . 6 months reserves is XXXXX. please review and advise.

Seller Comment (2022-02-22): copy of final SS . Please advise what final CD or Final Hud you need to clear this condition ?

Reviewer Comment (2021-12-20): CD provided was for the refinance of the property at XXXXX on XX/XX/XX.  Need Seller CD or Closing Statement for the sale of the property to be able to use towards assets for the purchase of the subject property. Exception remains

Seller Comment (2021-12-18): copy of final hud, CD, note , hazard and Tax
																			02/23/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91284968	24098433			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Evidence from sale of REO and Revolving debt listed on the DU is missing from the loan file.
Reviewer Comment (2022-03-04): Funds received prior to disbursement, documentation supporting receipt in file.

Reviewer Comment (2022-02-28): Please provide revised Closing Statement, signed and dated by Borrower showing the proceeds coming from the sale of property "Prior" to the subject loan.  Exception remains.

Reviewer Comment (2022-02-23): This is caused by the closing of the subject property on XX/XX/XX and the Closing Statement for REO being sold and using proceeds dated a day after on XX/XX/XX.  Please provide evidence the Borrower received the proceed funds on or before XX/XX/XX.

Seller Comment (2022-02-22): can you give the address to the final HUD or CD you are referring REO .

Reviewer Comment (2021-12-20): CD provided was for the refinance of the property at XXXXX on XX/XX/XX.  Need Seller CD or Closing Statement for the sale of the property to be able to use towards assets for the purchase of the subject property.  In addition - need proof the Home Depot account is paid in full per the DU Findings.  Exception remains

Seller Comment (2021-12-18): copy of final hud, CD, note , hazard and Tax

Seller Comment (2021-12-18): copy of REO
																			03/04/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91284968	24460888			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	General QM: Unable to verify assets using reasonably reliable third-party records. (Pending Sale of Home/Equity On Pending Sale)
Reviewer Comment (2022-03-04): Funds received prior to disbursement, documentation supporting receipt in file.

Reviewer Comment (2022-02-28): Please provide revised Closing Statement, signed and dated by Borrower showing the proceeds coming from the sale of property "Prior" to the subject loan.  Exception remains.

Seller Comment (2022-02-25): Please see attached Escrow wire for the proceed funds. Attached is proceeds transferred from one escrow company to the other. The borrower technically did not receive the funds on XX/XX/XX settlement date proceeds funds of XXXXX transferred from XXXXX toXXXXX. Please review and advise

Reviewer Comment (2022-02-23): This is caused by the closing of the subject property on XX/XX/XX and the Closing Statement for REO being sold and using proceeds dated a day after on XX/XX/XX.  Please provide evidence the Borrower received the proceed funds on or before XX/XX/XX.

Seller Comment (2022-02-22): What CD or final HUD you are looking for to clear this condition ? can you give me address of the REO .
																			03/04/2022			1		A		A		A		A		A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90636963	24315849			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The loan estimated dated 11/17/2021, was not dated within three business days of the application date of 10/27/2021.				Reviewer Comment (2022-01-07): Initial LE provided as a trailing doc Seller Comment (2022-01-06): Initial LE	01/07/2022			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	90636963	24316061			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $32,436.25 exceeds tolerance of $25,691.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $25,691 on LE but disclosed as $32,436.25 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $6,745.25, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-01-18): SitusAMC has received valid COC for increase in discount points. Seller Comment (2022-01-18): COC	01/18/2022			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90636963	24316159			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 12/15/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Page 5 of 5 of the Closing Disclosure dated 12/13/2021 was missing.				Reviewer Comment (2022-01-18): Page 5 provided as a trailing doc Seller Comment (2022-01-18): The 12/15 CD that was sent did have an increase in APR however it was not over 0.125%, so no additional waiting period of 3 days was needed	01/18/2022			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	90636963	24431152			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,037.00 exceeds tolerance of $3,600.00 plus 10% or $3,960.00. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $77 due to increase of Lender's Title Insurance. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $77, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-01-18): SitusAMC has received valid COC for increase in Title-Lender's Title Insurance fee on 11/17 LE which rebaselined 10% fee tolerance. Seller Comment (2022-01-18): COC	01/18/2022			1		A		A		A		A		A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93441020	24038974			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Missing a secondary valuation. According to the guidelines, these are acceptable secondary valuations: "Loan amounts ≤ $2mm additionally require 1 of the following secondary valuation products: 1. Desk review validating original appraisal within -10%, OR 2. Collateral Underwriter (CU) score < 2.5, OR 3. Acceptable LCA determination for Rep and Warrant waiver.				Reviewer Comment (2021-12-14): UCDP SSR provided - Collateral Underwriter Score is 1 - Secondary Valuation is not required	12/14/2021			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93441020	24039252			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,960.00 exceeds tolerance of $3,840.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2021-12-08): Sufficient Cure Provided At Closing		12/08/2021		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93441020	24040583			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-					Reviewer Comment (2021-12-14): VOE in the file dated 11/19/2021 - exception cleared	12/14/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93441020	24061792			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS is required by the XXXX program and was not provided.				Reviewer Comment (2021-12-16): Documentation Received . Associated LP. Exception cleared.	12/16/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95262091	24749665			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed $721,500.00 of title insurance coverage; however this is less than the loan amount of $782,000.00. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-02-15): Updated title commitment with correct policy amount provided - exception cleared. Seller Comment (2022-02-14): 2/14 am please see attached	02/15/2022			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95262091	24749694			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-02-17): CDA report associated & exception cleared	02/17/2022			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95262091	24786483			Property	Valuation	General	Valuation	Valuation Product pending		XXXX / 2 days - CDA - No MLS Sheets				Reviewer Comment (2022-02-17): CDA report associated & exception cleared Reviewer Comment (2022-02-15): Valuation Received - 02/15/2022	02/17/2022			1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92083472	24677905			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Representative FICO score of 696 is less than Guideline representative FICO score of 740	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2022-02-16): Client elects to waive. Reviewer Comment (2022-02-14): Client to review. Lender exception granted for FICO score. Seller Comment (2022-02-11): Exception form and approval by XXXXX. This is covering both the FICO question as well as the LLC. Please waive.			02/16/2022	2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92083472	24677907			Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Coverage amount was not provided.						Reviewer Comment (2022-02-10): Coverage amount verified with Flood insurance policy provided. Exception cleared. Seller Comment (2022-02-09): Flood amount under "sum insured" and "conditions" farther down shows flood only coverage.	02/10/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92083472	24679423			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of HOA verification for XXXXX				Reviewer Comment (2022-02-14): XX/XX/XX / HOA is in the PDF file Seller Comment (2022-02-11): HOA verified attached doc.	02/14/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92083472	24705160			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per guidelines, per loan amount a second full appraisal is required; documentation was not provided for review.				Reviewer Comment (2022-02-10): Second appraisal report associated & exception cleared. Seller Comment (2022-02-09): 2nd Appraisal	02/10/2022			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92083472	24705600			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File reflects borrower took title and Deed of Trust in name of LLC. Loan was reviewed by AUS program that defers to XXXXX selling guide, which only allows a "natural person" to take the name on the Deed of Trust and and therefore title.				Reviewer Comment (2022-02-14): XX/XX/XX / Documentation in the PDF file Seller Comment (2022-02-11): Exception request and approval uploaded to confirm both Credit question and vesting quesiton.	02/14/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93310422	24890622			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Cash from Borrower required $144,275.32; no assets provided for verification of cash to close.
Reviewer Comment (2022-06-01): Received required bank statements verified and associated. Exception Cleared.

Reviewer Comment (2022-05-31): Multiple copies of bank statements have been provided for XXXXX, who are not the borrowers on this loan. These assets are not acceptable. Another consecutive monthly statement is required for the account numbers listed. Exception remains.

Seller Comment (2022-05-27): bank statement

Seller Comment (2022-05-27): bank statements

Seller Comment (2022-05-27): Retirement Assets 2

Seller Comment (2022-05-27): Retirement Assets

Reviewer Comment (2022-03-21): Please provide one additional month consecutive bank statement from XXXXX before the closing date, since provided bank statement only covers one month period XX/XX/XX to XX/XX/XX and we require 2 consecutive months bank statement for seasoned asset.

Seller Comment (2022-03-17): Earnest Money docs

Reviewer Comment (2022-03-14): Received Documents are not related to this file/Loan (Not Subject Property, Borrowers and others are not relevant), 1. Required one additional consecutive bank statement from XXXXX before the closing date, since provided bank statement only covered one month period XX/XX/XX to XX/XX/XX. 2. Also provided bank statement from XXXXX reflects withdraw in the amount of $50,000 dated XX/XX/XX please confirm whether this amount used for EMD purpose. Provide EMD proof Cancelled check or deposit receipt or wire confirmation confirming amount received from this acct XXXXX. Exception Remains

Seller Comment (2022-03-10): uploaded the investor conditions and bank statement to help cleared conditions

Reviewer Comment (2022-03-09): 1. Required one additional consecutive bank statement from XXXXX before the closing date, since provided bank statement only covered one month period XX/XX/XX to XX/XX/XX. 2. Also provided bank statement from XXXXX reflects withdraw in the amount of $50,000 dated XX/XX/XX please confirm whether this amount used for EMD purpose. Provide EMD proof Cancelled check or deposit receipt or wire confirmation confirming amount received from this acct XXXXX. Exception remains

Seller Comment (2022-03-04): Asset
																			06/01/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93310422	24890973			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-03-21): CDA report associated & exception cleared. Seller Comment (2022-03-17): CDA Reviewer Comment (2022-03-14): Received Documents are not related to this file/Loan, Required CDA for secondary valuation or UCDP report confirming CU Risk Score less than 2.5. Exception Remains Seller Comment (2022-03-10): uploaded the appraisal and UCDP Reviewer Comment (2022-03-09): Required CDA for secondary valuation or UCDP report confirming CU Risk Score less than 2.5. Exception remains Seller Comment (2022-03-04): Apraisal	03/21/2022			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93310422	24926605			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		LTV over 80% requires 6 months of reserves
Reviewer Comment (2022-06-01): Received required bank statements verified and associated. Exception Cleared.

Seller Comment (2022-05-31): assets 4

Seller Comment (2022-05-31): assets 3

Seller Comment (2022-05-31): assets 2

Seller Comment (2022-05-31): assets

Reviewer Comment (2022-05-31): Multiple copies of bank statements have been provided for XXXXX, who are not the borrowers on this loan. These assets are not acceptable. Another consecutive monthly statement is required for the account numbers listed. Exception remains.

Seller Comment (2022-05-27): bank statements

Reviewer Comment (2022-03-14): Received Documents are not related to this file/Loan (Not Subject Property, Borrowers and others are not relevant), 1. Required one additional consecutive bank statement from XXXXX before the closing date, since provided bank statement only covered one month period XX/XX/XX to XX/XX/XX. 2. Also provided bank statement from XXXXX reflects withdraw in the amount of $50,000 dated XX/XX/XX please confirm whether this amount used for EMD purpose. Provide EMD proof Cancelled check or deposit receipt or wire confirmation confirming amount received from this acct XXXXX. Exception Remains

Seller Comment (2022-03-10): uploaded the investor conditions and bank statement to help cleared conditions

Reviewer Comment (2022-03-09): 1. Required one additional consecutive bank statement from XXXXX before the closing date, since provided bank statement only covered one month period XX/XX/XX to XX/XX/XX. 2. Also provided bank statement from XXXXX reflects withdraw in the amount of $50,000 dated XX/XX/XX please confirm whether this amount used for EMD purpose. Provide EMD proof Cancelled check or deposit receipt or wire confirmation confirming amount received from this acct XXXXX. Exception remains

Seller Comment (2022-03-04): AUS
																			06/01/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91468297	24586574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final CD states loan will not have an escrow account however no reason was provided as to whether you declined it or your lender does not offer one.				Reviewer Comment (2021-11-10): XXXXX received Corrected CD and lox. Buyer Comment (2021-11-10): LOE and PCCD		11/10/2021		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91468297	24586575			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Tape Data on file states XXXXX, however AUS Approve/Ineligible in file and 1008 reflects AUS decisioning. Please confirm Program type.				Reviewer Comment (2021-11-08): Client Confirmed loan to reviewed XXXXX guidelines. AUS with Approve/Ineligible risk result on the file Buyer Comment (2021-11-05): Loan to be reviewed as XXXXX	11/08/2021			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97952349	24932893			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-03-11): XXXXX associated & exception cleared.	03/11/2022			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97952349	24964648			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-03-11): XXXXX associated & exception cleared. Reviewer Comment (2022-03-09): Valuation Received - XX/XX/XX	03/11/2022			1		A		A		A		A		A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90898836	25205553			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing a copy of the VOR. AUS is missing, upon receipt and review, exception maybe removed.				Reviewer Comment (2022-04-21): Verification of Rent document received and verified the details. Exception Cleared. Seller Comment (2022-04-20): VOR	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90898836	25207278			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing a copy of the AUS.				Reviewer Comment (2022-04-08): Received AUS Approve/Ineligible dated XX/XX/XX updated the details. Exception Cleared Seller Comment (2022-04-07): AUS	04/08/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90898836	25207282			Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	The file is missing a copy of the Permanent Resident Alien card for the borrower.				Reviewer Comment (2022-04-08): Received Permanent Resident card for borrower XX/XX/XX and Card Expires on XX/XX/XX updated the details. Exception Cleared Seller Comment (2022-04-07): Greencard and DL	04/08/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90898836	25207475			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Bank statements needed to verify assets from XXXXX checking account and XXXXX retirement funds to cover closing costs of XXXXX.				Reviewer Comment (2022-04-08): Received Bank statements for borrower assets XXXXX XXXXX amount of XXXXX and EMD sourced XXXXX verified sufficient assets for closing. Exception Cleared Seller Comment (2022-04-07): bk acct Seller Comment (2022-04-07): acct Seller Comment (2022-04-07): bank acct	04/08/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90898836	25208713			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		There was no asset documentation provided to verify the required reserve of 3 months.
Reviewer Comment (2022-06-14): Additional XXXXX retirement account provided to cover required reserves.

Seller Comment (2022-06-10): LOE

Seller Comment (2022-06-10): Hi See comments from my uw: XXXXX there's 2 XXXXX accounts one for retirement and the one brokerage account that fund transfer over to XXXXX.

Reviewer Comment (2022-06-06): Received Retirement Bank statements from XX/XX/XX to XX/XX/XX which already in file, as per XXXXX verification XX/XX/XX verifies the balance of XXXXX account as $0.00 as it appears the entire balance was deposited into the XXXXX Account , Please provide additional assets to meet PITIA Reserves requirement. Exception Remains

Seller Comment (2022-06-03): retirement acct for XXXXX.

Reviewer Comment (2022-05-26): XX/XX/XX asset verification provided dated XX/XX/XX verifies the balance of the XXXXX account as $0.00 as it appears the entire balance was liquidated and deposited into the borrowers XXXXX account. The entire balance of the most recent XXXXX account is being used as assets along with the EMD. Loan is still short reserves. Exception remains.

Seller Comment (2022-05-25): rebuttal

Seller Comment (2022-05-25): 401k

Seller Comment (2022-05-25): 401k w rebuttal letter from UW

Reviewer Comment (2022-05-16): We require reserves of 3 months PITIA as per guideline which comes to XXXXX =  $XXXX and we have only amount available for reserves is XXXX . Cash to close requirement of XXXXX is satisfied with funds available for closing amount  of XXXXX and remainder is considered as reserves. Hence please provide additional assets covering reserves or updated statement of IRA account reflecting assets to clear the condition.
Exception remains.

Seller Comment (2022-05-13): XX/XX/XX 1:35 PM - XXXXX
XXXXX:XXXXX plus EMD cleared=XXXXX. We have the escrow deposit receipt on XX/XX/XX and Wire Transfer info reflecting coming from XXXXX. In addition to XXXXX transaction history supporting the EMD wire deduction on XX/XX/XX.

Reviewer Comment (2022-05-06): Cash to close required on this loan is XXXXX which is the addition of Funds from borrower XXXXX +Total Closing costs XXXXX +Adjustments & other credits XXXXX. Please provide additional assets as requested in the previous comments to cover the shortfall of XXXXX. Also please provide deposit receipt for the EMD. Exception remains.

Seller Comment (2022-05-05): sufficient cash to close and reserves. cash to close is XXXXX.

Reviewer Comment (2022-04-21): We have verified the amount of XXXXX form XXXXX account XXXXX and also verified the EMD amount of XXXXX. So total amount verified is XXXXX + XXXXX = XXXXX. Cash to close (XXXXX) and reserve requirement (XXXXX) = XXXXX. We have shortage of (XXXXX-XXXX = XXXXX). Please provide additional assets or updated bank statement from XXXXX having balance to meet the reserve requirement. Also provide deposit receipt for EMD. Exception remains.

Seller Comment (2022-04-20): The XXXXX uploaded show  the EMD clearing and also meets the reserves requirement

Reviewer Comment (2022-04-08): Received Bank statements for borrower assets XXXXX XXXXX amount of XXXXX and EMD sourced XXXXX and received bank statements from XXXXX account current balance shows $0, Amount transferred to XXXXX account. Available verified reserves is 2.77 Months required PITIA reserves is 3 months (XXXXX) , Please provide additional assets or updated statements for XXXXX Retirement funds as per final 1003. Also, provide deposit receipt for EMD. Exception Remains

Seller Comment (2022-04-07): all bk statements and assets are uploaded to cash to bwr folder.
																			06/14/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25887328			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-06-17): Received and associated XXXXXDesk Review dated XX/XX/XX with a value of XXXXX, which gives 0.00% variance from the Appraised value. Exception cleared.	06/17/2022			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25887602			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Provide a copy of the fully executed Employment contact from XXXXX for the borrower.				Reviewer Comment (2022-06-14): Documentation provided, exception cleared. Seller Comment (2022-06-10): XX/XX/XX - MJP: Please see attached documentation for employment.	06/14/2022			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25888757			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,971.29 exceeds tolerance of $3,811.58. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2022-06-07): Sufficient Cure Provided within 60 Days of Closing		06/07/2022		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25888766			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $359.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2022-06-07): Sufficient Cure Provided within 60 Days of Closing		06/07/2022		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25888942			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of XXXXX are insufficient to meet cash to close of XXXXX. Final 1008 reflects XXXXX verified, however, there was a large deposit in the amount of XXXXX, which was not sourced from the borrowers XXXXX account on XX/XX/XX.				Reviewer Comment (2022-06-14): Deleted validation, exception cleared. Seller Comment (2022-06-10): XX/XX/XX - MJP: Per exception, XXXXX - XXXXX = XXXXX which is sufficient for funds required. Please provide documented assets to confirm discrepancy or rescind.	06/14/2022			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95793822	25962344			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-06-17): Received and associated XXXXXDesk Review dated XX/XX/XX with a value of XXXXX, which gives 0.00% variance from the Appraised value. Exception cleared. Reviewer Comment (2022-06-15): Valuation Received - XX/XX/XX	06/17/2022			1		A		A		A		A		A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99227418	25480226			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $54.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-04-28): Sufficient Cure Provided At Closing		04/28/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25448984			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): . Reviewer Comment (2022-05-10): Client elects to waive			05/10/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449138			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI of 50.47897% exceeds the Guideline Maximum of 50%. Difference is due to property taxes in CA of 1.25%, while lender used $768.53 per month.				Reviewer Comment (2022-06-06): Documentation provided, exception cleared. Seller Comment (2022-06-02): Added the auto reimbursement of $500 dollars monthly to the borrowers income and provided proof of receipt for 24 months. Reviewer Comment (2022-05-04): client to review. Reviewer Comment (2022-05-04): cleared in error. Reviewer Comment (2022-05-04): Client elects to waive.	06/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449139			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	DTI of 50.47897% exceeds the Guideline Maximum of 50%. Difference is due to property taxes in CA of 1.25%, while lender used $768.53 per month.				Reviewer Comment (2022-06-06): Documentation provided, exception cleared. Seller Comment (2022-06-02): Added the auto reimbursement of $500 dollars monthly to the borrowers income and provided proof of receipt for 24 months. Reviewer Comment (2022-05-04): client to review. Reviewer Comment (2022-05-04): cleared in error Reviewer Comment (2022-05-04): Client elects to waive.	06/06/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449140			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.47899% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of 50.47897% exceeds the Guideline Maximum of 50%. Difference is due to property taxes in CA of 1.25%, while lender used $768.53 per month.
Reviewer Comment (2022-06-06): Documentation provided - exception cleared.

Seller Comment (2022-06-02): Added the auto reimbursement of $500 dollars monthly to the borrowers income and provided proof of receipt for 24 months.

Reviewer Comment (2022-05-04): client to review.

Reviewer Comment (2022-05-04): cleared in error.

Reviewer Comment (2022-05-04): Client elects to waive.

Seller Comment (2022-04-28): DTI must be below 50% per investor guidelines. Exception remains.

Seller Comment (2022-04-27): Can you advise regarding what factors would be considered in order to be granted an exception, please?
																			06/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier Borrower receipt was not found in the File.				Reviewer Comment (2022-05-10): XXXXX received XX/XX/XX CD. Seller Comment (2022-05-06): CD Reviewer Comment (2022-05-06): Please provide the XX/XX/XX CD as it is not located in file. Seller Comment (2022-05-04): compliance check	05/10/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449151			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,230.96 is less than amount of binding Lender Credit previously disclosed in the amount of $-11,703.00.	Lender Credits was last disclosed as $-8,230.96 on LE but disclosed as $-11,703.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $-3472.04, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2022-06-06): Documentation provided, exception cleared.

Seller Comment (2022-06-02): Disclosures

Reviewer Comment (2022-05-23): XXXXX received XX/XX/XX Loan Estimate.  File already reflects a XX/XX/XX LE.  Previously received changed circumstance states float to lock on XX/XX/XX LE, but file does not reflect a XX/XX/XX LE.  Only one LE was submitted dated XX/XX/XX.  provide missing disclosure(s) for the changed circumstance.

Seller Comment (2022-05-19): LE

Reviewer Comment (2022-05-19): XXXXX received XX/XX/XX changed circumstance.  however, changed circumstance states float to lock on XX/XX/XX LE, but file does not reflect a XX/XX/XX LE.  Only one LE was submitted dated XX/XX/XX.  provide missing disclosure(s) for the changed circumstance.

Seller Comment (2022-05-17): Loan was not locked at the time that the LE was sent out.  One the loan was locked the credit  changed.
																			06/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449163			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX did not disclose Amount of Non-Escrowed Property Costs over Year 1	The final CD did not disclose the Amount of Non-Escrowed Property Costs over Year 1 on page 4; however the HOA dues total $1,860.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $1,077.11 monthly, correct amount is $1,715.87. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2022-05-03): Client elects to waive			05/03/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90070810	25449197			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	DTI of 50.47897% exceeds the Guideline Maximum of 50%. Difference is due to property taxes in CA of 1.25%, while lender used $768.53 per month.				Reviewer Comment (2022-06-06): Documentation provided, exception cleared. Seller Comment (2022-06-02): Added the auto reimbursement of $500 dollars monthly to the borrowers income and provided proof of receipt for 24 months. Buyer Comment (2022-05-17): seller to review Reviewer Comment (2022-05-04): client to review. Buyer Comment (2022-05-03): Client to review.	06/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94333401	25590232			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of XXXXX are insufficient to meet cash to close of XXXXX.
Reviewer Comment (2022-05-20): Received gift letter confirming the gift funds utilized for closing. Assets verified sufficient for closing & reserve requirements. Exception cleared.

Seller Comment (2022-05-19): Please see attached

Reviewer Comment (2022-05-19): As per LOE total EMD received by escrow agent is XXXXX (XXXXX + XXXXX + XXXXX + XXXXX) and we have received gift letter and official checks for XXXXX and XXXXX. Please provide gift letter for XXXXX & XXXXX as we have received official checks from XXXXX. Cash to close requirement as per Final CD is XXXXX (Down payment XXXXX + closing cost XXXXX - seller credit XXXXX + other credit XXXXX) and reserve requirement is XXXXX (XXXXX*3). We have verified only XXXXX (including XXXXX + XXXXX funds from XXXXX). Please provide additional assets for cash to close and reserve requirement. Exception remains.

Seller Comment (2022-05-18): Final CD shows CTC XXXXX
																			05/20/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94333401	25590292			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified liquid assets in the amount of XXXXX are insufficient to meet cash to close of XXXXX. There are no excess funds for reserves
Reviewer Comment (2022-05-20): Received gift letter confirming the gift funds utilized for closing. Assets verified sufficient for closing & reserve requirements. Exception cleared.

Seller Comment (2022-05-19): Please see attached

Reviewer Comment (2022-05-19): As per LOE total EMD received by escrow agent is XXXXX (XXXXX + XXXXX + XXXXX + XXXXX) and we have received gift letter and official checks for XXXXX and XXXXX. Please provide gift letter for XXXXX & XXXXX as we have received official checks from XXXXX. Cash to close requirement as per Final CD is XXXXX (Down payment XXXXX + closing cost XXXXX - seller credit XXXXX + other credit XXXXX) and reserve requirement is XXXXX (XXXXX*3). We have verified only XXXXX (including XXXXX + XXXXX funds from XXXXX). Please provide additional assets for cash to close and reserve requirement. Exception remains.

Seller Comment (2022-05-18): Final CD shows CTC XXXXX
																			05/20/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91162489	25597389			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing a copy of the fraud Report.				Reviewer Comment (2022-05-19): Received Fraud Report document and details are verified. Exception Cleared. Seller Comment (2022-05-17): (XXXXX) Sent Fraud Guard Report	05/19/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91162489	25597763			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee disclosed was last disclosed as $100.00 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-05-12): Sufficient Cure Provided At Closing		05/12/2022		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91162489	25597816			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $895.00 exceeds tolerance of $795.00. Sufficient or excess cure was provided to the borrower at Closing.	Title Settlement Fee last disclosed as $795.00 LE but disclosed as $985.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-05-12): Sufficient Cure Provided At Closing		05/12/2022		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99129973	25596866			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	The end date on the 401K Statement is XX/XX/XX which is greater than the allowed 120 days allowed by the guidelines.				Reviewer Comment (2022-05-18): Verified assets meets closing & reserve requirement after excluding the 401(k) account. Exception cleared. Seller Comment (2022-05-17): The bank statement assets more than satisfied the funds needed to be verified. This account can be excluded and still qualify.	05/18/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	99129973	25600296			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $1,000.00 on Loan Estimate but disclosed as $1,400.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2022-05-12): Sufficient Cure Provided At Closing		05/12/2022		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99129973	25637801			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	XXXXX business returns are not signed or dated				Reviewer Comment (2022-05-25): Client elects to waive. Reviewer Comment (2022-05-18): Lender provided signed 1040 for XX/XX/XX. Need signed XX/XX/XX 1120S. Exception remains Seller Comment (2022-05-17): Please see signed returns.			05/25/2022	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	96698480	26213553			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-07-11): Received title preliminary report with corrected coverage amount, verified and associated the document hence exception cleared. Seller Comment (2022-07-08): Revised Title Policy			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96698480	26230692			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Reviewer Comment (2022-07-18): Updated 1003 provided listing a small amount of monthly rental income taken from the XXXXX Schedule for the property located at XXXXX.

Reviewer Comment (2022-07-08): QM failure is due to DTI failure. Exception remains.

Seller Comment (2022-07-07): Itemization of settlement fees

Seller Comment (2022-07-07): QM findings

Seller Comment (2022-07-07): Please see attached Itemization of Settlement Fees and Charges the shows the fees included in the QM test are being covered by the seller credit.

Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage
$0.00 - $0.00 = $0.00 / $1,481,988.90 = 0.000%
																			07/18/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96698480	26230693			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.16003% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender used lower PITIA for investment property at XXXXX. than was reflected on the mortgage statement in file. Credit report reflects $1,570 last reported on 4/22 which is the amount used by lender and mortgage statement in file dated XX/XX/XX reflects payment of $1,663.79.
Reviewer Comment (2022-07-18): Updated 1003 provided listing a small amount of monthly rental income taken from the XXXXX Schedule for the property located at XXXXX.

Seller Comment (2022-07-15): XX/XX/XX - MJP: Please see corrected 1003, and 1008 with rental income added in for second REO based off XXXXX tax returns.

Reviewer Comment (2022-07-14): Updated 1003 and 1008 verify DTI is 45.159%, which exceeds the guideline maximum of 45%. Exception remains.

Seller Comment (2022-07-12): XX/XX/XX - MJP: Please see updated 1003 and 1008.

Reviewer Comment (2022-07-11): Received revised document not reflecting taxes and insurance amount for the subject property located at XXXXX in DTI calculation. However as per Final CD taxes and insurance are not escrowed therefore same needs to be added into PITI and DTI calculation. Please provide a revised document with the correct PITI for the subject property. The additional condition may apply.

Seller Comment (2022-07-08): XX/XX/XX - MJP: Please see attached 1008, 1003, and AUS with corrected debt.
																			07/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96698480	26230695			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender used lower PITIA for investment property at XXXXX. than was reflected on the mortgage statement in file. Credit report reflects $1,570 last reported on 4/22 which is the amount used by lender and mortgage statement in file dated XX/XX/XX reflects payment of $1,663.79.
Reviewer Comment (2022-07-18): Updated 1003 provided listing a small amount of monthly rental income taken from the XXXXX Schedule for the property located at XXXXX.

Seller Comment (2022-07-15): XX/XX/XX - MJP: Please see corrected 1003, and 1008 with rental income added in for second REO based off XXXXX tax returns.

Reviewer Comment (2022-07-14): Updated 1003 and 1008 verify DTI is 45.159%, which exceeds the guideline maximum of 45%. Exception remains.

Seller Comment (2022-07-12): XX/XX/XX - MJP: Please see updated 1003 and 1008.

Reviewer Comment (2022-07-11): Received revised document not reflecting taxes and insurance amount for the subject property located at XXXXX in DTI calculation. However as per Final CD taxes and insurance are not escrowed therefore same needs to be added into PITI and DTI calculation. Please provide a revised document with the correct PITI for the subject property. The additional condition may apply.

Seller Comment (2022-07-08): XX/XX/XX - MJP: Please see attached 1008, 1003, and AUS with corrected debt.
																			07/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96698480	26230747			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Reviewer Comment (2022-07-18): Updated 1003 provided listing a small amount of monthly rental income taken from the XXXXX Schedule for the property located at XXXXX.

Seller Comment (2022-07-15): XX/XX/XX - MJP: Please see corrected 1003, and 1008 with rental income added in for second REO based off XXXXX tax returns.

Reviewer Comment (2022-07-14): Updated 1003 and 1008 verify DTI is 45.159%, which exceeds the guideline maximum of 45%. Exception remains.

Seller Comment (2022-07-12): XX/XX/XX - MJP: Please see updated 1003 and 1008.

Reviewer Comment (2022-07-11): Received revised document not reflecting taxes and insurance amount for the subject property located at XXXXX in DTI calculation. However as per Final CD taxes and insurance are not escrowed therefore same needs to be added into PITI and DTI calculation. Please provided a revised document with the correct PITI for the subject property. The additional condition may apply.

Seller Comment (2022-07-08): XX/XX/XX - MJP: Please see attached 1008, 1003, and AUS with corrected debt.
																			07/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93627390	25944874			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-06-22): XXXXX report received & associated. Exception cleared.	06/22/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93627390	26038308			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX / 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-06-22): XXXXX report received & associated. Exception cleared. Reviewer Comment (2022-06-21): Valuation Received - XX/XX/XX	06/22/2022			1		A		A		A		A		A		CA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779500			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing the Hazard Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Hazard Insurance Policy, additional conditions may apply.				Reviewer Comment (2022-04-20): Hazard Insurance Policy with sufficient coverage and the annual premium amount has been received. Exception is cleared. Buyer Comment (2022-04-19): see attached hoi	04/20/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779501			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		File is missing a copy of the required fraud report for both borrowers.				Reviewer Comment (2022-04-20): Fraud Report report has been provided. Exception is cleared. Buyer Comment (2022-04-19): see attached fraud	04/20/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779502			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		File is missing the 1008 Transmittal Summary to verify the final approved loan parameters.				Reviewer Comment (2022-04-21): 1008 Transmittal Summary has been received. Loan parameters verified. Exception cleared. Buyer Comment (2022-04-20): See attached 1008, thank you.	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779504			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Subject loan was approved under the XXXXX program however, the file is missing the required AUS. Upon receipt of the missing AUS, additional conditions may apply.				Reviewer Comment (2022-04-21): DU has been received. Exception cleared. Buyer Comment (2022-04-20): See attached DU.	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779505			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified reserves of 023 months are insufficient to cover the 3 months of reserves as required by theXXXXX guidelines.
Reviewer Comment (2022-04-27): Received additional "XXXXX" account bank statement as per requirement reflecting balance of amount XXXXX and same has been associated, also reserve requirement fulfilled. Exception cleared.

Buyer Comment (2022-04-26): Good morning. Please refer to the attached XXXXX statement reflecting balance of XXXXX. Thank you.

Reviewer Comment (2022-04-26): As per 1003 & AUS document require bank statement of "XXXXX"(stock) of amount XXXXX to clear this exception. As we would require 5 months of reserves. Exception remains

Buyer Comment (2022-04-23): See attached statements from XXXXX. The available balance is XXXXX. I ask that you please clear this condition from the suspense notice. Thank you.

Reviewer Comment (2022-04-22): Require Bank statement of XXXXX (Retirement) of amount XXXXX as per final 1003 and AUS document to clear exceptions. Hence, Exception remains.

Buyer Comment (2022-04-21): Good afternoon. See attached asset statements, 1008 and DU.  All assets are now fully sourced and seasoned, and borrowers meet required reserves. I ask that you please clear and/or waive this from the suspense notice.  If you need to speak with me, please call me at:  XXXXX or you may email me at: XXXXX

Reviewer Comment (2022-04-21): Borrower do not have sufficient assets in file as reported on DU , we only have XXXXX total assets as per the bank statements provided used for closing. We would require bank statements for Stocks and retirement funds from XXXXX and XXXXX respectively used as qualifying assets in DU findings. Also as per the DU provided, 5 months of reserves is required. Kindly provide additional assets to clear the exception.

Buyer Comment (2022-04-20): Good afternoon. See attached Final Closing Disclosure. The borrowers funds to close were XXXXX. Borrowers have assets totaling XXXXX, giving them reserves over the three-month requirement of XXXXX. The PITIA payment for this loan is $7,218.40. I ask that you please clear and/or waive this from the suspense notice.  If you need to speak with me, please call me at:  XXXXX or you may email me at:  XXXXX

Thank you very much for your assistance.
																			04/27/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779507			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender's approval qualified the borrowers with income for the borrower of $13,501.00, monthly debts of $473.00 a DTI of 49.545%. Borrower's verified income is $13,320.44 and the verified monthly debts are $831.75, which results in a DTI of 52.02%. Final 1003 disclosed a XXXXX monthly auto lease payment of $400.00 however, the credit report verifies the monthly payment is $783.00 and file is missing proof of the lower monthly payment used for qualification.				Reviewer Comment (2022-04-21): Income has been calculated as $13,501 as per the WVOE in the file for the borrower which matches with the DU findings , also payment of $385.71 can be validated from new car lease document provided, this payment has been reduced due to which DTI falls in line. Exception cleared. Buyer Comment (2022-04-20): See attached new car lease documentation. The new car lease payment is $385.71 per month. The DTI is under your program limits. Thank you.	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779508			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to a DTI of 52.02%, the subject loan is at QM Risk.				Reviewer Comment (2022-04-21): Income has been calculated as $13,501 as per the WVOE in the file for the borrower which matches with the DU findings , also payment of $385.71 can be validated from new car lease document provided, this payment has been reduced due to which DTI falls in line. Exception cleared. Buyer Comment (2022-04-20): See attached new car lease documentation. The new car lease payment is $385.71 per month. The DTI is under your program limits. Thank you.	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779509			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-04-15): Sufficient Cure Provided At Closing		04/15/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779510			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to a DTI of 52.02%, the subject loan designation is QM (APOR) Risk.				Reviewer Comment (2022-04-21): Income has been calculated as $13,501 as per the WVOE in the file for the borrower which matches with the DU findings , also payment of $385.71 can be validated from new car lease document provided, this payment has been reduced due to which DTI falls in line. Exception cleared. Buyer Comment (2022-04-20): See attached new car lease documentation. The new car lease payment is $385.71 per month. The DTI is under your program limits. Thank you.	04/21/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779511			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 52.01538% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender's approval qualified the borrowers with income for the borrower of $13,501.00, monthly debts of $473.00 a DTI of 49.545%. Borrower's verified income is $13,320.44 and the verified monthly debts are $831.75, which results in a DTI of 52.02%. Final 1003 disclosed a XXXXX monthly auto lease payment of $400.00 however, the credit report verifies the monthly payment is $783.00 and file is missing proof of the lower monthly payment used for qualification.				Reviewer Comment (2022-04-21): Income has been calculated as $13,501 as per the WVOE in the file for the borrower which matches with the DU findings , also payment of $385.71 can be validated from new car lease document provided, this payment has been reduced due to which DTI falls in line. Exception cleared. Buyer Comment (2022-04-20): See attached new car lease documentation. The new car lease payment is $385.71 per month. The DTI is under your program limits. Thank you.	04/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779512			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: PITIA months reserves discrepancy.		Borrower do not have sufficient assets in file as reported on DU , we only have XXXXX total assets as per the bank statements provided used for closing. We would require bank statements for Stocks and retirement funds from XXXXX and XXXXX respectively used as qualifying assets in DU findings. Also as per the DU provided, 5 months of reserves is required. Kindly provide additional assets for the required reserves.
Reviewer Comment (2022-04-27): Received additional "XXXXX" account bank statement as per requirement reflecting balance of amount XXXXX and same has been associated, also reserve requirement fulfilled. Exception cleared.

Buyer Comment (2022-04-26): Good morning. Please refer to the attached XXXXX statement reflecting balance of XXXXX. Thank you.

Reviewer Comment (2022-04-26): As per 1003 & AUS document require bank statement of "XXXXX"(stock) of amount XXXXX to clear this exception. As we would require 5 months of reserves. Exception remains

Buyer Comment (2022-04-25): As requested, see attached XXXXX statements covering 60 full days, thank you.

Reviewer Comment (2022-04-22): Require Bank statement of XXXXX (Retirement) of amount XXXXX as per final 1003 and AUS document to clear exceptions. Hence, Exception remains.

Buyer Comment (2022-04-21): Good afternoon. See attached asset statements, 1008 and DU.  All assets are now fully sourced and seasoned, and borrowers meet required reserves. I ask that you please clear and/or waive this from the suspense notice.  If you need to speak with me, please call me at:  XXXXX or you may email me at: XXXXX
																			04/27/2022			1		A		A		A		A		A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91307847	25779513			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Borrower do not have sufficient assets in file as reported on DU , we only have XXXXX total assets as per the bank statements provided used for closing. We would require bank statements for Stocks and retirement funds from XXXXX and XXXXX respectively used as qualifying assets in DU findings. Also as per the DU provided, 5 months of reserves is required. Kindly provide additional assets for the required reserves.
Reviewer Comment (2022-04-26): Received Bank statements and same has been associated in file now asset requirement fulfilled however we require additional bank statement to cover the reserve requirement, other reserve exception will remain open. Exception cleared.

Buyer Comment (2022-04-25): As requested, see attached XXXXX statements covering 60 full days, thank you.

Reviewer Comment (2022-04-22): Require Bank statement of XXXXX (Retirement) of amount XXXXX as per final 1003 and AUS document to clear exceptions. Hence, Exception remains.

Buyer Comment (2022-04-21): Good afternoon. See attached asset statements, 1008 and DU.  All assets are now fully sourced and seasoned, and borrowers meet required reserves. I ask that you please clear and/or waive this from the suspense notice.  If you need to speak with me, please call me at:  XXXXX or you may email me at: XXXXX
																			04/26/2022			1		A		A		A		A		A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26353659			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		No policy amount mentioned on prelim policy	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-08-02): Client elects to waive. Seller Comment (2022-08-02): Title			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26374730			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final CD is required to be received by borrower at least 3 days prior to consummation. Based on documentation in file, Final CD was received by borrower on the date of consummation.				Reviewer Comment (2022-08-03): SitusAMC received Initial CD dated XX/XX/XX. Seller Comment (2022-08-02): CD	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26374808			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2022-08-03): Income Worksheet received and associated. Exception cleared. Seller Comment (2022-08-02): income cal.	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26374921			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2022-08-03): Received and associated Insurance and Tax Verification documents. Exception cleared. Seller Comment (2022-08-02): REO	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26374962			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2022-08-03): Received and associated Insurance Verification document. Exception cleared. Seller Comment (2022-08-02): REO	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97978851	26399874			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. A XXXXX extension was provided.				Reviewer Comment (2022-08-11): Client elects to waive. Reviewer Comment (2022-08-03): Client to review.			08/11/2022	2		B		B		B		B		B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925783			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	Flood insurance effective data is after the note and the disbursement date (XX/XX/XX).				Reviewer Comment (2022-08-03): Received post close CD with disbursement date as XX/XX/XX. Exception cleared. Buyer Comment (2022-08-02): PCCD showing disbursement date of XX/XX/XX Reviewer Comment (2022-07-06): Received closing statement with disbursement date as XX/XX/XX. Provide closing disclosure with disbursement date as XX/XX/XX to cover the effective date insurance. Exception remains. Buyer Comment (2022-07-06): Final closing statement attached shows disbursement date XX/XX/XX	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925785			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Hazard insurance effective date is after the note date and the disbursement date of XX/XX/XX.				Reviewer Comment (2022-08-03): Received post close CD with disbursement date as XX/XX/XX. Exception cleared. Buyer Comment (2022-08-02): PCCD showing disbursement date of XX/XX/XX Reviewer Comment (2022-07-06): Received closing statement with disbursement date as XX/XX/XX. Provide closing disclosure with disbursement date as XX/XX/XX to cover the effective date insurance. Exception remains. Buyer Comment (2022-07-06): Final closing statement attached shows disbursement date XX/XX/XX	08/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925786			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	This is an EV2 informational only exception. It must be waived acknowledged by client and does not affect grading. XXXXX 1040 extension is in file; no business return extensions were provided.				Buyer Comment (2022-07-01): EV2 Informational: 7004 Tax Extension provided for XXXXX			07/01/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925787			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	This is an EV2 informational only exception. It must be waived acknowledged by client and does not affect grading. XXXXX 1040 extension is in file; XXXXX business return extensions were also provided.				Buyer Comment (2022-07-06): EV2 1120 XXXXX extension provided for XXXXX Buyer Comment (2022-07-06): XXXXX extension			07/06/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925788			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	File is missing Final Seller's CD.				Reviewer Comment (2022-07-06): Seller CD provided. Buyer Comment (2022-07-05): Seller CD and settlement statement	07/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925789			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA cert for XXXXX not found at time of review, XX/XX/XX Statement verifying second lien payment on XXXXX not found at time of review, XX/XX/XX
Reviewer Comment (2022-08-10): Received HOA verification for the address  XXXXX. Exception cleared.

Buyer Comment (2022-08-09): Additional information for the HOA attached. The "Shared Component Fees" and "Transient Fees" make up the total HOA dues for each unit.

Reviewer Comment (2022-07-12): Provided lender comment has been reviewed. Please provide HOA  verification for XXXXX in the amount of $1598.75. Exception remains.

Buyer Comment (2022-07-11): Comment from lender on $363.05 difference: Explanation for higher PITIA on XXXXX. The UW used worst case scenario for when the property is reassessed using XXXXX% of the purchase price of $XXXXX. That results in monthly taxes of $XXXXX and accounts for the discrepancy of $363.05.

Reviewer Comment (2022-07-08): Received Settlement Statement for XXXXX reflects verification of HOA (XXXXX/M) + HOI (XXXXX/M) + Taxes ($XXXXX/M) resulting a total of $2,411.33, however the final 1003 reflecting a monthly expense of $2,744.38. 1.) Provide document supporting the other payment of $363.05 or updated final 1003 2.)Provide HOA  verification for XXXXX. Exception remains

Buyer Comment (2022-07-07): 2nd Lien for REO: XXXXX

Buyer Comment (2022-07-07): Settlement Statement for XXXXX reflects verification of HOA (XXXXX/M) + HOI (XXXXX/M) + Taxes ($XXXXX/M)

Reviewer Comment (2022-07-06): Provided documents reviewed and documents not meeting the requirements. Provide HOA  verification for XXXXX, HOA, Tax and Insurance verification for XXXXX and second lien mortgage statement for XXXXX. Exception remains.

Buyer Comment (2022-07-06): XXXXX
																			08/10/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98871444	26925791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $4.87 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Title Recording Service fee was not included on the LE.				Reviewer Comment (2022-08-04): XXXXX upon further review as fee is subject to 10% tolerance no further action required. Buyer Comment (2022-08-03): Please re-evaluate. This title -recording fee which actually should be subject to 10% tolerance was re-disclosed to the borrower on XX/XX/XX (D0323) at $9.75; the PCCD reflects the final amount at $4.87	08/04/2022			1		A		A		A		A		A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91989295	30259525			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							03/27/2024	2	B	B	B	B	B	B	B	B	B	B		MS	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91989295	30259526			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan was determined by review to be a Higher Priced QM (APOR but was submitted as Safe Harbor (QM)				Reviewer Comment (2024-05-07): Client elected to redesignate as HPQM. Reviewer Comment (2024-05-03): Client to review and advise if loan should be re-designated. Per the lender's QM worksheet the loan should be HPQM (APOR) but was submitted as SHQM (APOR) Seller Comment (2024-04-25): Attached is a Transaction Specific Rate Sheet showing the price closest to par Reviewer Comment (2024-04-09): Seller to confirm the undiscounted rate price, both the undiscounted rate and price are needed to properly test. Seller Comment (2024-04-02): HPML SCREEN	05/07/2024			1	B	A	C	A	B	A	C	A	B	A		MS	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91989295	30259542			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is missing to verify second mortgage payment of $993 as per final 1003.				Reviewer Comment (2024-04-11): Received and associated supporting document reflecting second mortgage of $993 is paid in full and closed on XX/XX/XX. Details updated. Exception cleared. Seller Comment (2024-04-10): CREDIT SUPP ON REO	04/11/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91989295	30512659			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client elected to redesignate as HPQM.				Reviewer Comment (2024-05-07): Client elects to waive.			05/07/2024	2		A		B		B		B		A		MS	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99530028	30340986			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,524.60 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,139.60.	Lender Credits was last disclosed as $-7,139.60 on LE but disclosed as $-2,524.60 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $4,615.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-01): XXXXX received final settlement statement confirming the lender credit given at disbursement and reflected on Corrected CD. Seller Comment (2024-04-27): final ss Seller Comment (2024-04-27): Please see attached final settlement statement showing tolerance cure		05/01/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99530028	30341029			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets of $346,899.29 are insufficient to meet cash to close of $357,177.41 lower amount. Final 1008 reflects $367,868.66 verified, provide additional asset documents to cover the closing requirement.
Reviewer Comment (2024-04-26): Received and associated XXXXX bank statement. Available for Closing is now $391,020.81, which is more than Cash From Borrower $357,177.41. Exception cleared.

Seller Comment (2024-04-26): XX/XX/XX KM: XXXXX account is attached.

Reviewer Comment (2024-04-17): Per guidelines, for depository assets that are needed to support the amount of funds for closing and reserves, bank statements covering a two-month period is required. XXXXX bank statement is from XX/XX/XX to XX/XX/XX which is just one-month statement. Please provide an additional month bank statement to cover the funds required for closing or provide additional assets for the same. Exception remains.

Seller Comment (2024-04-17): XX/XX/XX KM: XXXXX account has a balance of $44,121.52 as of XX/XX/XX to be used for closing and reserves.
																			04/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99530028	30341168			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Available for Reserves discrepancy.
Reviewer Comment (2024-04-29): Received and associated XXXXX bank statement. Available for Reserves is now $33,843.40, which is more than AUS Available for Reserves of $1,344.00. Exception cleared.

Seller Comment (2024-04-29): XX/XX/XX KM: XXXXX account is attached.

Reviewer Comment (2024-04-17): Per guidelines, for depository assets that are needed to support the amount of funds for closing and reserves, bank statements covering a two-month period is required. XXXXX bank statement is from XX/XX/XX to XX/XX/XX which is just one-month statement. Please provide an additional month bank statement to cover the funds required for reserves or provide additional assets for the same. Exception remains.

Seller Comment (2024-04-17): XX/XX/XX KM: XXXXX account has a balance of $44,121.52 as of XX/XX/XX to be used for closing and reserves.
																			04/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94561072	30456737			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34534% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $34,683.25 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $31,102.92 (an overage of $3,580.33 or .34534%).	XXXXX Points and Fees exceed allowable threshold by $3,580.33 or .34534%.
Reviewer Comment (2024-05-06): Undiscounted rate price provided, exception cleared.

Seller Comment (2024-05-01): Itemization of Settlement Fees and Charges and QM Findings

Seller Comment (2024-05-01): Seller Credits are covering a portion of the Discount charge. Please see attached Itemization of Settlement Fees and Charges. See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.
																			05/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94561072	30456768			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM Points and Fees XXXXX.
Reviewer Comment (2024-05-06): Undiscounted rate price provided, exception cleared.

Seller Comment (2024-05-01): Itemization of Settlement Fees and Charges and QM Findings

Seller Comment (2024-05-01): Seller Credits are covering a portion of the Discount charge. Please see attached Itemization of Settlement Fees and Charges. See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.
																			05/06/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94561072	30456807			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-05-01): Received and associated Title Commitment document. Details updated. Exception cleared. Seller Comment (2024-05-01): Please see attached docs.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97701897	30457152			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial Rate Lock rate date is missing.				Reviewer Comment (2024-05-01): Initial Rate Lock document associated and date updated. Exception is cleared. Seller Comment (2024-05-01): See attached. Thank you!	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97701897	30457176			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97701897	30457177			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock date is missing.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96137675	30463828			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		The file was missing a copy of Appraisal.				Reviewer Comment (2024-05-07): This is PIW transaction. Appraisal waiver updated in valuation screen and AUS document associated. Exception is cleared. Seller Comment (2024-05-06): PIW was provided with the shipped file. See attached.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96137675	30513429			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value.				Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2		B		B		B		B		B		AZ	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412657			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 52.96721% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds due to review calculating a higher rental income loss for REO XXXXX; per the lender's rental income calculator, the incorrect interest amount was used to qualify. The tax returns reflect $43567 and $46567 was used.				Reviewer Comment (2024-05-09): DTI within line using XXXXX aggregated method for REO income. Exception cleared. Seller Comment (2024-05-09): Attached.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412663			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-09): DTI within line using XXXXX aggregated method for REO income. Exception cleared.	05/09/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412701			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412751			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $149,715.24 is less than Guideline Available for Reserves of $207,237.77. Per the AUS, a XXXXX account ending in XXXXX was used in the available assets however was not documented in the loan file.
Reviewer Comment (2024-05-14): Received Business Cash Flow Analysis confirming use of business funds will not reflect a negative impact on the business. Available for Reserves is now $237,440.57, which is more than AUS Available for Reserves of $207237.77. Exception cleared.

Seller Comment (2024-05-13): Please see attached.

Reviewer Comment (2024-05-10): Received additional business bank statements for reserves requirements. Please note, Guidelines require CPA letter if funds from business account to be used for closing and/or reserves. Please provide signed and dated letter from CPA confirming A) Borrower is 100% owner of the Business and B) that the use of business funds in this transaction will not negatively impact the business.

Seller Comment (2024-05-10): Please see attached. Thank you.
																			05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412752			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI exceeds due to review calculating a higher rental income loss for REO XXXXX; per the lender's rental income calculator, the incorrect interest amount was used to qualify. The tax returns reflect $43567 and $46567 was used.				Reviewer Comment (2024-05-09): DTI within line using XXXXX aggregated method for REO income. Exception cleared. Seller Comment (2024-05-09): Attached.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90044138	30412763			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-09): DTI within line using XXXXX aggregated method for REO income. Exception cleared.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98245571	30469493			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/30/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98245571	30469494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM failure due to insufficient income documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-08): The work number - income received dated XX/XX/XX. Exception is cleared.	05/08/2024			1	B	A	C	A	B	A	C	A	B	A		NH	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98245571	30469495			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-08): The work number - income received dated XX/XX/XX. Exception is cleared. Seller Comment (2024-05-07): Per LPA Findings message FEI0224, it states the XXXXX VOE dated XX/XX/XX doesn't expire until XX/XX/XX and "no further documentation is required for this income. The XXXXX conforming reference guide states to follow XXXXX/XXXXX requirements and/or AUS findings for age of documentation. Please advise.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98245571	30469583			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-05-07): The work number - income received dated XX/XX/XX. Exception is cleared. Seller Comment (2024-05-06): Reverification date of XX/XX/XX is on the bottom of page 1	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98245571	30469584			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-05-07): The work number - income received dated XX/XX/XX. Exception is cleared. Seller Comment (2024-05-06): Reverification date of XX/XX/X is on the bottom of page 1	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91115673	30455647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $350.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-23): XXXXX received valid COC document. Reviewer Comment (2024-05-16): XXXXX received LE and Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the Appraisal Review fee was required. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91115673	30455700			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The Desk Review or Field Review effective date was XX/XX/XX.				Reviewer Comment (2024-05-13): Desk review agrees with appraised value. Exception cleared. Seller Comment (2024-05-09): (XXXXX) This condition is invalid. The Desk review only has a date for the date it was reviewed and there is no date required for the original appraisal date.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91115673	30456438			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. XXXXX personal Extension was provided.				Reviewer Comment (2024-05-08): Client elects to waive. Seller Comment (2024-05-08): (XXXXX) Please see proof of IRS extension for XXXXX tax returns. UW qualify using XXXXX - Borrowers have 584k verfied in liquid accounts.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91115673	30456439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-05-09): XXXXX received initial CD.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96583200	30462690			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96583200	30462704			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-20): Received CDA verified and updated the details. Exception Cleared. Seller Comment (2024-05-17): CDA attached.	05/20/2024			1	D	A	D	A	D	A	D	A	D	A		NV	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99978812	30506910			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2024-05-08): Received updated QM worksheet.. Exception cleared. Seller Comment (2024-05-07): Please see the attached QM Findings which show this loan is Safe Harbor.	05/08/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93213364	30456216			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521628			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/09/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521629			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/09/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521633			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,970,951.93 is under disclosed by $-150.00 compared to the calculated Amount Financed of $1,970,801.93 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $2,697,450.71. Calculated finance charge is $2,697,600.71. Variance of $150.00. Based on review variance occurred due to APR discrepancy of -0.00119%. Calculated APR 6.88719% however APR disclosed 6.88600%. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2024-07-12): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2024-07-11): (XXXXX) Updated NRTC uploaded.

Reviewer Comment (2024-06-27): This is a material exception on a rescindable transaction and as such requires reopening of rescission and proof of delivery of the RTC to complete cure.

Reviewer Comment (2024-06-17): $150 will cure both the Finance charge and Amount Finance violations.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-06-13): (XXXXX) If we cure $150 will this clear both conditions?

Reviewer Comment (2024-06-04): While the cost to obtain and verify an appraisal is not considered a finance charge per 1026.4(c)(7), an Appraisal Rush/Copy fee is not excluded as a 4c7 fee.  The $150 appraisal rush fee appears to be input or sent to Complianceease as an Appraisal Fee, not a Rush Fee.  Cure required to address under disclosure
																				07/12/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521634			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,697,450.71 is under disclosed by $150.00 compared to the calculated Finance Charge of $2,697,600.71 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $2,697,450.71. Calculated finance charge is $2,697,600.71. Variance of $150.00. Based on review variance occurred due to APR discrepancy of -0.00119%. Calculated APR 6.88719% however APR disclosed 6.88600%. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2024-07-12): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2024-07-11): (XXXXX) Updated NRTC uploaded.

Reviewer Comment (2024-06-27): this is a material exception on a rescindable transaction and as such requires reopening of rescission and proof of delivery of the RTC to complete cure.

Reviewer Comment (2024-06-17): $150 will cure both the Finance charge and Amount Finance violations.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-06-13): (XXXXX) If we send a cure to borrower for $150 will this cure both condtions?

Reviewer Comment (2024-06-04): While the cost to obtain and verify an appraisal is not considered a finance charge per 1026.4(c)(7), an Appraisal Rush/Copy fee is not excluded as a 4c7 fee.  The $150 appraisal rush fee appears to be input or sent to Complianceease as an Appraisal Fee, not a Rush Fee.  Cure required to address under disclosure
																				07/12/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521636			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC disclosed incorrect transaction and/or expiration date.				Reviewer Comment (2024-06-06): Corrected RTC received	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30521662			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-sign Consent Agreement.				Reviewer Comment (2024-06-03): Received E-sign Consent agreement verified and updated the details. Exception Cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97643572	30525170			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Other Expenses were excluded from the rental property, please provide evidence the property is owned free and clear. The borrower's LOE is not sufficient.				Reviewer Comment (2024-06-04): Provided supporting documents are supports property is owned free and clear. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95631898	30566884			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX 1040's and business returns. Evidence of Tax Extension not provided.				Reviewer Comment (2024-05-23): Client elects to waive. Seller Comment (2024-05-23): XX/XX/XX NR: Please note that XXXXX section B1-1-03 states: In the event the most recent year's tax return is not obtained, the loan file must include a completed and signed IRS Form 4506-C for transcripts of tax returns provided by the borrower to the lender. The application date is between XX/XX/XX-XX/XX/XX and the loan disbursed between XX/XX/XX-XX/XX/XX. The 4506 forms have been provided.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95631898	30566885			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX 1040's and business returns. Evidence of Tax Extension not provided.				Reviewer Comment (2024-05-23): Client elects to waive. Seller Comment (2024-05-23): XX/XX/XX NR: Please note that XXXXX section B1-1-03 states: In the event the most recent year's tax return is not obtained, the loan file must include a completed and signed IRS Form 4506-C for transcripts of tax returns provided by the borrower to the lender. The application date is between XX/XX/XX-XX/XX/XX and the loan disbursed between XX/XX/XX-XX/XX/XX. The 4506 forms have been provided.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95631898	30584220			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $57.88 exceeds tolerance of $57.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-20): Sufficient Cure Provided At Closing		05/20/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542425			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file was missing a copy of Rate lock document.				Reviewer Comment (2024-05-14): Received Initial Rate Lock Date document. Exception cleared. Seller Comment (2024-05-14): Please see attached Lock Confirmation and Loan Estimate disclosing the Initial lock on XX/XX/XX	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542426			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542427			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing copy of mortgage statement for this property XXXXX.
Reviewer Comment (2024-05-22): Client directive allows use of credit report in lieu of statement

Reviewer Comment (2024-05-21): Credit report is not acceptable to verify mortgage P&I amount as it does not reflect mortgage payment history. Please provide mortgage statement or payment history or any other supporting document. Exception remains.

Seller Comment (2024-05-21): XX/XX/XX kg: A mortgage statement is not required. As the Full REO PITIA taxes and insurance were documented and the monthly amount is on the credit report.

Reviewer Comment (2024-05-15): Credit report still reflects Borrower is making mortgage payment as $2799.00 to XXXXX. Additionally, insurance policy reflects XXXXX in mortgagee clause. Please provide credit supplement or supporting documents to verify property is free and clear. Exception remains.

Seller Comment (2024-05-14): XX/XX/XX kg: Please see attache4d proof of free and clear for the REO located at  XXXXX.
																			05/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542428			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542429			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing a copy of the Appraisal disclosure.				Reviewer Comment (2024-05-15): Client elects to waive. Seller Comment (2024-05-14): Please see attached ITP that shows the borrower request to waived their rights to the appraisal receipt 3 days prior to the closing. Seller Comment (2024-05-14): Please see attached			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase	Good faith redisclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542430			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file was missing a copy of Rate lock document.							05/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542431			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XX/XX/XX used as disbursement date for compliance testing.	Evidence of disbursement date not found in file.				Reviewer Comment (2024-05-15): Client elects to waive. Seller Comment (2024-05-14): Please see attached Final Closing Disclosure the Disbursement date was XX/XX/XX			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542432			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared. Exception XXXXXbe triggered due to lack of evidence of lock date.
Reviewer Comment (2024-05-29): Evidence of rate lock date received.

Seller Comment (2024-05-24): Disagree - please see the attached Change in Circumstance and Rate Lock Screen which shows there was a change in the rate that caused the APOR to change to 6.95 and the loan is Safe Harbor.

Seller Comment (2024-05-24): Disagree - please see the attached XXXXX which shows there was a change in the rate that caused the APOR to change to 6.95 and the loan is Safe Harbor.

Reviewer Comment (2024-05-22): Please note this exception is not related to the missing REO document.  Review has determined the loan designation of SHQM(APOR) is incorrect and should be HPQM
(APOR).  It us noted that the file does not have evidence of the rate lock and this could be triggering the exception.  To confirm this, a copy of the rate lock is needed, unless seller agrees loan designation  should be changed, in which case a comment is only required.

Seller Comment (2024-05-21): XX/XX/XX kg: A mortgage statement is not required. As the Full REO PITIA taxes and insurance were documented and the monthly amount is on the credit report.

Seller Comment (2024-05-14): XX/XX/XX kg: Please see attache4d proof of free and clear for the REO located at  XXXXX.
																			05/29/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542433			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Closing Disclosures in the Loan File	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.	The file is missing a copy of the closing Disclosure's				Reviewer Comment (2024-05-16): XXXXX received XX/XX/XX & XX/XX/XX CD Seller Comment (2024-05-14): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30542434			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 XXXXX be required.	The file is missing a copy of the Loan Estimate.				Reviewer Comment (2024-05-16): XXXXX received XX/XX/XX & XX/XX/XX LE's Seller Comment (2024-05-14): Please see Initial Loan Estimate.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96115918	30567253			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.00 exceeds tolerance of $149.00 plus 10% or $163.90. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure at closing				Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1		A		A		A		A		A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30442049			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	- Occupancy: ___; Declarations/Will borrower occupy: ___ Occupancy: ___; Declarations/Will borrower occupy: ___	Subject transaction is purchase of second home. however on final 1003 declaration section 5A will you occupy subject property is primary residence is marked as Yes. Please provide updated 1003.				Reviewer Comment (2024-05-07): Updated 1003 sufficient, exception cleared Seller Comment (2024-05-07): XX/XX/XX KM: The updated loan application was provided to correct a clerical error in the loan process as the declaration was incorrectly marked. The lender is allowed to make minor corrections as a power of attorney. Reviewer Comment (2024-05-07): Updated final 1003 must be fully executed. Exception remains. Seller Comment (2024-05-01): XX/XX/XX KM: Revised loan application is attached.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30444012			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/25/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30444024			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification missing on file
Reviewer Comment (2024-05-14): As per XXXXX guidelines, XXXXX - The lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgage's payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. Payment history verified from credit report and document associated in lieu of mortgage statement. Exception is cleared.

Seller Comment (2024-05-10): XX/XX/XX KM: The credit report verified the $946 payment for the XXXXX mortgage on property XXXXX. The credit report also verifies the $212 payment for the XXXXX mortgage on property XXXXX.

Reviewer Comment (2024-05-07): We require mortgage statement/supporting document to verify 2nd lien payment in the amount of $212 for property located at XXXXX also require mortgage statement to verify payment in the amount of $946 for property located at XXXXX. Exception remains.

Seller Comment (2024-05-07): XX/XX/XX KM: Attached is the HOI, Taxes, and HOA verification for XXXXX. The HOI confirms the mortgagee is XXXXX which is disclosed on the credit report. Mortgage payment is assumed to not be escrowed.

Reviewer Comment (2024-05-01): Please provide Mortgage Statement for the property XXXXX, to verify the monthly mortgage payment in the amount of $946. If the payment is not escrowed, then we would also require Tax Cert and Insurance Verification and HOA doc (if any). Exception remains.

Seller Comment (2024-05-01): XX/XX/XX KM: There was no evidence in HOA dues for XXXXX. The difference in 1003 expenses is due to taxes and insurance being double counted as they are escrowed and total $573.31 in extra expenses account for. HOA dues for XXXXX is attached to confirm $170 a month.
																			05/14/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30460267			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $302.59 is less than AUS Available for Reserves of $2,232.00.
Reviewer Comment (2024-05-07): EMD documentation provided, exception cleared.

Seller Comment (2024-05-06): XX/XX/XX. The withdrawal took place on XX/XX/XX from XXXXX. See the attached acknowledgement from the seller and check receipt.

Reviewer Comment (2024-05-06): Final PCCD reflects EMD amount as $65,422, We have Source of Funds available in file for EMD $22,740.00, 10,067.00 and 10,000.00 total $42,807. Require Source of Funds for remaining EMD in the amount of $22,615. Exception remains.

Seller Comment (2024-05-03): XX/XX/XX. There was an additional deposit on XX/XX/XX in form of a check for $10,067. The XXXXX statement for XXXXX-XXXXX shows the check image. The final deposit was on XX/XX/XX in form of a check of $10,000 which is shown in the XXXXX statement for XXXXX-XXXXX.

Reviewer Comment (2024-05-03): Per Final PCCD, EMD is in the amount of $65422. Of which, we have Deposit Receipt and source only for $22740. Please provide breakdown of EMD for the remaining amount along with Deposit Receipt and Source. Exception remains.

Seller Comment (2024-05-02): XX/XX/XX KM: Source of the large deposits are attached.
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30460288			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $96,826.47 is less than Cash From Borrower $119,263.88.
Reviewer Comment (2024-05-07): EMD documentation provided, exception cleared.

Seller Comment (2024-05-06): XX/XX/XX. The withdrawal took place on XX/XX/XX from XXXXX. See the attached acknowledgement from the seller and check receipt.

Reviewer Comment (2024-05-06): Final PCCD reflects EMD amount as $65,422, We have Source of Funds available in file for EMD $22,740.00, 10,067.00 and 10,000.00 total $42,807. Require Source of Funds for remaining EMD in the amount of $22,615. Exception remains.

Seller Comment (2024-05-03): XX/XX/XX. There was an additional deposit on XX/XX/XX in form of a check for $10,067. The XXXXX statement for XXXXX-XXXXX shows the check image. The final deposit was on XX/XX/XX in form of a check of $10,000 which is shown in the XXXXX statement for XXXXX-XXXXX.

Reviewer Comment (2024-05-03): Per Final PCCD, EMD is in the amount of $65422. Of which, we have Deposit Receipt and source only for $22740. Please provide breakdown of EMD for the remaining amount along with Deposit Receipt and Source. Exception remains.

Seller Comment (2024-05-02): XX/XX/XX KM: Source of the large deposits are attached.
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92287514	30460299			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Account used for EMD shows 2 large unsourced deposits. Provide a copy of the bank statement for the withdrawal account (XXXXX) covering the date the funds were transferred.
Reviewer Comment (2024-05-07): Source provided, exception cleared

Seller Comment (2024-05-06): XX/XX/XX. The withdrawal took place on XX/XX/XX from XXXXX. See the attached acknowledgement from the seller and check receipt.

Reviewer Comment (2024-05-06): Final PCCD reflects EMD amount as $65,422, We have Source of Funds available in file for EMD $22,740.00, 10,067.00 and 10,000.00 total $42,807. Require Source of Funds for remaining EMD in the amount of $22,615. Exception remains.

Seller Comment (2024-05-03): XX/XX/XX. There was an additional deposit on XX/XX/XX in form of a check for $10,067. The XXXXX statement for XXXXX-XXXXX shows the check image. The final deposit was on XX/XX/XX in form of a check of $10,000 which is shown in the XXXXX statement for XXXXX-XXXXX.

Reviewer Comment (2024-05-03): Per Final PCCD, EMD is in the amount of $65422. Of which, we have Deposit Receipt and source only for $22740. Please provide breakdown of EMD for the remaining amount along with Deposit Receipt and Source. Exception remains.

Seller Comment (2024-05-02): XX/XX/XX KM: Source of the large deposits are attached.
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95825561	30411937			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid asset in the amount of $107,618.83 are insufficient to meet cash to close of $240,052.57. Per the AUS gifted funds were included in the available assets, however evidence of receipt was not found in file.
Reviewer Comment (2024-05-06): Received and associated Wire Confirmation verifying Donor's Gift Funds were sent directly to Title. Details updated. Available for Closing is now $307,618.83 which is more than Cash From Borrower. Exception cleared.

Seller Comment (2024-05-03): Please see gift wire verification.

Reviewer Comment (2024-04-26): Provided Gift Letter is already we have in file. We require a copy of outgoing wire confirmation for $200,000 to confirm funds have been withdrawn/wired from donor's account. Provide copy of incoming wire confirmation receipt for $200,000 as evidence gift funds were received by the title company or settlement agent on behalf of the borrower as applicable from XXXXX. Exception remains.

Seller Comment (2024-04-25): Please review gift affidavit. Gift funds are sent directly to the title company.
																			05/06/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90276851	30463543			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90276851	30463544			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.
Reviewer Comment (2024-05-22): XXXXX received e-consent dated XX/XX/XX

Seller Comment (2024-05-21): EVID ORIG ECONSENT

Reviewer Comment (2024-05-17): XXXXX received LOX for email conformation indicates eConsent was sent via mail on XX/XX/XX and the same was accepted by borrower 2. But, there seems to no eConsent documentation in the loan file to complete testing. Please provide actual eConsent document for testing.

Seller Comment (2024-05-16): •Property address added XX/XX/XX
•Respa day 3 would have been XX/XX/XX
 •Initial disclosures sent XX/XX/XX via XXXXX

 We only need one borrower to consent to meet the Respa requirement

• eCOnsent was sent via email on XX/XX/XX to both borrowers and was accepted by borrower 2 on XX/XX/XX.
• XXXXX Consent was received for the initial disclosures package on XX/XX/XX

Since we had eConsent on file, even when it was only from one borrower, we are covered for Respa violation as it was received prior to Repsa day 3. Obtaining eConsent covers the delivery of the LE and all electronic documents.

Reviewer Comment (2024-05-14): XXXXX received Certificate of Completion with disclosure History timestamp indicates the disclosure sent on XX/XX/XX. But, the borrower accepted the electronic and signature disclosure on XX/XX/XX and Co-borrower accepted on XX/XX/XX.

Seller Comment (2024-05-10): ECONSENT DATED XX/XX/XX
																			05/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90276851	30463602			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and 442 is not in images.				Reviewer Comment (2024-05-13): Inspection report is found and Considered. Exception is cleared. Seller Comment (2024-05-10): ENGINEERS REPORT--APPRAISAL WAS MADE SUBJECT TO THIS REPORT	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96830723	30502657			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-05-15): Client elects to waive. Reviewer Comment (2024-05-14): Client to review Seller Comment (2024-05-08): XX/XX/XX KT While the borrower would have to file business returns by XX/XX/XX, this would not be required for the income calculation until personal returns were due XX/XX/XX. We would not be able to calculate the business income without updated personal returns which are not required until XX/XX/XX. Thank you,			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96830723	30502658			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-05-15): Client elects to waive. Reviewer Comment (2024-05-14): Client to review Seller Comment (2024-05-08): XX/XX/XX KT While the borrower would have to file business returns by XX/XX/XX, this would not be required for the income calculation until personal returns were due XX/XX/XX. We would not be able to calculate the business income without updated personal returns which are not required until XX/XX/XX. Thank you,			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96830723	30502659			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-05-15): Client elects to waive. Reviewer Comment (2024-05-14): Client to review Seller Comment (2024-05-08): XX/XX/XX KT While the borrower would have to file business returns by XX/XX/XX, this would not be required for the income calculation until personal returns were due XX/XX/XX. We would not be able to calculate the business income without updated personal returns which are not required until XX/XX/XX. Thank you,			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96830723	30502665			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement is missing in file.
Reviewer Comment (2024-05-14): Per XXXXX guidelines, B3-5.3-03 - The lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgage's payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. Mortgage history verified from credit report and document associated in lieu of mortgage statement. Exception is cleared.

Seller Comment (2024-05-13): XX/XX/XX3 KT Hi Team, In reviewing this, we are reporting a total monthly payment of 3569.59/month for this property. The 2852 from the credit report, and taxes of XXXXX + insurance of XXXXX. No mortgage statement should be required on this one. Thank you,

Reviewer Comment (2024-05-09): Per Final 1003, for above REO property, monthly mortgage payment of $2852 can not be verified from credit report, whether the amount is escrowed or not. Please provide Mortgage Statement verifying the same. Exception remains.

Seller Comment (2024-05-08): XX/XX/XX KT The taxes and insurance are being included on top of the P&I from the credit report - nothing additional should be required in this case.
																			05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96830723	30502667			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement is missing in file.
Reviewer Comment (2024-05-15): Credit report associated in lieu of mortgage statement and mortgage history verified. Exception is cleared.

Seller Comment (2024-05-15): XX/XX/XX KT Hi Team, if the payment history is in question, we can see that the account started with XXXXX in XXXXX, was transferred to Loancare, and then transferred again to XXXXX. The start date and original balance confirm that this is the same account being transferred and a mortgage statement as was originally requested would not help to solve this issue. Please let me know if there is something additional with this one that needs fixing! Thank you for the review

Reviewer Comment (2024-05-14): We are unable to verify 12 months mortgage payment history from credit report. Per XXXXX guidelines, If adequate mortgage payment history is not included in the borrower's credit report, the lender must use the following to verify the borrower's payment history on a previous mortgage(s): > a standard mortgage verification; > loan payment history from the servicer; > the borrower's canceled checks for the last 12 months; or > the borrower's year-end mortgage account statement, provided the statement includes a payment receipt history, and, if applicable, canceled checks for the months elapsed since the year-end mortgage account statement was issued. Exception remains.

Seller Comment (2024-05-13): Hi Team, We are qualifying this at a total PITIA payment of 2493.20 - 1401 for the P&I from the credit report, plus XXXXX for taxes, XXXXX for insurance, and XXXXX for association dues. We should not require a mortgage statement to confirm the total on this one based on this. Thank you!

Reviewer Comment (2024-05-09): Per Final 1003, for above REO property, monthly mortgage payment of $1401 can not be verified from credit report, whether the amount is escrowed or not. Please provide Mortgage Statement verifying the same. Exception remains.

Seller Comment (2024-05-08): XX/XX/XX KT The taxes and insurance are being included on top of the P&I from the credit report - nothing additional should be required in this case.
																			05/15/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487199			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Reviewer Comment (2024-05-28): Loan designation HPQM (APOR) per client. Exception cleared.

Reviewer Comment (2024-05-23): After further review, it was determined the loan is HPQM (APOR)  and was submitted incorrectly as SHQM (APOR). See doc 090 and 187. Client to review and advise if loan can be re-designated.

Reviewer Comment (2024-05-23): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

Seller Comment (2024-05-20): Please advise is anything is needed for his. QM/ATR was provided.

Reviewer Comment (2024-05-15): The business entity listing is not date; must be dated within 120 days of the Note to clear exception.

Seller Comment (2024-05-09): Please see the attached QM/ATR info. Loan shows at HPML: Y
																			05/28/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487200			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The File is missing a copy of Third Party Verification for the schedule C business.				Reviewer Comment (2024-05-23): Exception for schedule C income cleared; income reported is from S-corp, compensation to officer. Seller Comment (2024-05-16): Business search with date Reviewer Comment (2024-05-15): The business entity listing is not date; must be dated within 120 days of the Note to clear exception. Seller Comment (2024-05-14): third party search Seller Comment (2024-05-09): Business search	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Record of account tax period XXXXX no record of return filed. The file contained a copy of the XXXXX business tax returns.				Reviewer Comment (2024-05-08): Client elects to waive.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487203			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.				Reviewer Comment (2024-05-13): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-09): It appears amounts match, but here is a copy of the PCCD in case the Final CD wasn't legible.		05/13/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487210			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $1,480.87 is less than AUS Available for Reserves of $4,152.00.				Reviewer Comment (2024-05-15): Source of the EMD associated and details updated. Sufficient Reserves available per AUS findings. Exception is cleared. Seller Comment (2024-05-15): With the EM verified, the reserves should be there. (see check and statement uploaded).	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487213			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Calculated qualifying asset balance of $95,405.04 is less than AUS qualifying asset balance of $96,682.25.				Reviewer Comment (2024-05-15): EMD source provided.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96253116	30487547			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Unable to source Escrow Deposit of $5000.00.				Reviewer Comment (2024-05-10): Source of the EMD associated and details updated. Exception is cleared. Seller Comment (2024-05-10): Copy of check and bank statement for escrow deposit	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94032598	30619391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-200.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-650.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-200.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-650.00.
Reviewer Comment (2024-06-19): LOE, PCCD, refund check and proof of delivery provided.

Seller Comment (2024-06-17): borr refund check, pccd and XXXXX

Reviewer Comment (2024-06-10): Baselline of Lender credit was $650 set on 4-23 and lender credit to borrower at close was $200.  Cure would be $450.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-06-06): How much on the refund are you requiring to cure this loan?

Reviewer Comment (2024-06-04): XXXXX received rebuttal that appraisal being transferred and gave a worst case cost of $650 for a new report.  However, the XX/XX/XX LE reflects a lump sum lender credit of $650.  The subsequent LE dated XX/XX/XX then reduced the lump sum lender credit to $200.  This credit is not specific to any fee, it was disclosed as a lump sum credit to borrower on the LE's, which could be utilized towards any fees.  That the appraisal cost reduced is not a valid reason to reduce a lump sum lender credit to borrower.  Cure would be due to borrower.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-05-31): final cd with appraisal fee showing the lender credit of $200

Seller Comment (2024-05-31): LE with fee change for appraisal

Seller Comment (2024-05-31): Lender cert to explain appraisal fee
																				06/19/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95951889	30530906			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-31): Field Review associated as secondary valuation and details updated. Exception is cleared.	05/31/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95951889	30531099			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $375.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-06-13): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-05-31): XXXXX received updated LE and Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on what impacts and why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee was added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																				06/13/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95951889	30531123			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $239,200.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-06-21): Received Hazard insurance checklist coverage verified and updated the details. Exception Cleared. Reviewer Comment (2024-06-12): Please provide all 3 pages of checklist of coverage. Provided only 1st page out of 3 is not acceptable. Exception remains. Reviewer Comment (2024-05-31): Please provide Checklist of Coverage in lieu of RCE as it is XXXXX state. Exception remains. Seller Comment (2024-05-30): (XXXXX) Loan amount is $XXXXX. Insurance has replacement cost - Property in FL - NO RCE	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95951889	30531346			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provise supporting document or tax cert to verify monthly tax payment for XXXXX				Reviewer Comment (2024-05-31): Tax Certificate received and associated. Exception is cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94993525	30522419			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-05-15): Reverification within 10 business days of the Note date received and associated. Exception is cleared. Seller Comment (2024-05-14): Reverification date is on bottom of page 2. Reverified on XX/XX/XX.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92658288	31060859			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension not provided in file for XXXXX. The file contained a copy of the XXXXX 1040's.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-17): Client to review. Seller Comment (2024-07-12): XX/XX/XX AMB: Please note that the subject property is located in XXXXX and the IRS announced an extension for taxpayers in the counties affected by severe storms and flooding. Our borrower would fall into this category, and therefore had until XXXXXto file their XXXXX returns without an extension form.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		RI	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99227642	30595202			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-21): XXXXX received LOA to remove document with blank issue date and blank closing date estimated to be provided on XX/XX/XX from testing as not provided to the borrower and disclosure tracking history Initial LE esigned and received on XX/XX/XX.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99227642	30595203			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-21): XXXXX received LOA to remove document with blank issue date and blank closing date estimated to be provided on XX/XX/XX from testing as not provided to the borrower.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99227642	30595995			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	TRID Closing Disclosure Issue Date Not Provided				Reviewer Comment (2024-06-21): XXXXX received LOA to remove document with blank issue date and blank closing date estimated to be provided on XX/XX/XX from testing as not provided to the borrower.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99227642	30619360			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Water fall exception due to loan failing a guideline.				Reviewer Comment (2024-06-24): Asset documentation received, waterfall exception cleared Seller Comment (2024-06-21): (XXXXX) Hi, Shouldn't this condition have been cleared along with the other CD conditions?	06/24/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99227642	30619361			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Water fall exception due to loan failing a guideline.				Reviewer Comment (2024-06-24): Asset documentation received, waterfall exception cleared Seller Comment (2024-06-21): (XXXXX) Hi, shouldn't this condition have been cleared once I provided the CD conditions?	06/24/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95218845	31032414			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95218845	31032417			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's.				Reviewer Comment (2024-07-10): Client elects to waive. Reviewer Comment (2024-07-05): Client to review.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95218845	31032548			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.				Reviewer Comment (2024-07-10): Client elects to waive.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95300424	30696609			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The File is missing a copy of Subject to repair/442 Document.				Reviewer Comment (2024-06-18): Roof repair invoice and email from Appraiser provided. Exception cleared. Reviewer Comment (2024-06-12): Client to review. Roof repair invoice and email from Appraiser is in file. Seller Comment (2024-06-11): Per email in file the Roof Cert is all that was provided and needed for the repair per the appraiser. Please see the attached.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95300424	30696706			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-13): Documentation was provided verifying the undiscounted (par) rate which has a price of $0 (par). Seller Comment (2024-06-11): QM/ATR	06/13/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95300424	30696707			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.01398% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $5,375.48 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $5,350.53 (an overage of $24.95 or .01398%).	QM Points and Fees threshold exceeded by $24.95 or .01398%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-06-13): Documentation was provided verifying the undiscounted (par) rate which has a price of $0 (par). Seller Comment (2024-06-12): Please advise on what we can do to cure this.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95300424	30696708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Reviewer Comment (2024-06-14): XXXXX received LOE suffice.

Seller Comment (2024-06-13): Attached is LOE with loan info on it along with the full comment log that references the borrower name and loan number.

Reviewer Comment (2024-06-13): XXXXX received LOE, however information provided document does not provide the loan information, borrower name loan ID property address to validate. Please provide the same to re-evaluate the exception.

Seller Comment (2024-06-12): RESPA was triggered XX/XX/XX and initial disclosures were completed and mailed on XX/XX/XX - day three from trigger. Attached is tracking for initial disclosures sent by XXXXX on XX/XX/XX with comment from system reflecting mailed as well.
																			06/14/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93956917	31108903			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							07/12/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98051144	30616663			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98051144	30617836			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-05-31): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-05-30): TRID Disclosure History and initial Closing disclosure Seller Comment (2024-05-30): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98051144	30617928			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-31): Undiscounted rate price provided, exception cleared Seller Comment (2024-05-30): QM Finding Seller Comment (2024-05-30): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	05/31/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98051144	30617930			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.14263% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,641.77 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $31,160.32 (an overage of $1,481.45 or .14263%).	QM Points and Fees threshold exceeded by $1,481.45 or .14263%.				Reviewer Comment (2024-05-31): Undiscounted rate price provided, exception cleared Seller Comment (2024-05-30): QM Finding Seller Comment (2024-05-30): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96692644	30716197			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/07/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96847109	30639155			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/28/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96847109	30639156			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-05-30): Client to review.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96847109	30639243			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		XXXXX : Insurance document is missing in file.				Reviewer Comment (2024-06-13): Tax, Insurance and HOA Verification received and verified. Exception is cleared. Seller Comment (2024-06-12): Insurance is covered by the HOA, master policy in file. See explanation from borrower - they are 1 of 12 owners on that property. HOA and FOP Assessments documented and included in DTI.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96847109	30639246			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		XXXXX : Tax document is missing in file.				Reviewer Comment (2024-06-13): Tax, Insurance and HOA Verification received and verified. Exception is cleared. Seller Comment (2024-06-12): REO tax docs	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96847109	30659917			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___					Reviewer Comment (2024-06-04): Client elects to waive. Reviewer Comment (2024-05-30): Client to review. Appraisal waiver was used per DU and 2055 Exterior only was used for secondary value.			06/04/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94075374	30656646			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-06-05): Client elects to waive.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		OK	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94075374	30656648			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							05/30/2024	2	B	B	B	B	B	B	B	B	B	B		OK	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95578934	30597090			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-06-12): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-06-11): EVID BORR REFUND		06/12/2024		2	C	B	C	B	C	B	C	B	C	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97721147	31052044			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,323.60 exceeds tolerance of $1,250.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-05): Sufficient Cure Provided At Closing		07/05/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94368869	30616363			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.
Reviewer Comment (2024-06-05): Client elects to waive.

Reviewer Comment (2024-06-03): Client to review.

Seller Comment (2024-05-30): XX/XX/XX NR: Please note that XXXXX section B1-1-03 states for files with the application date between XX/XX/XX-XX/XX/XX, that disburse between XX/XX/XX-XX/XX/XX: he most recent year's tax return is recommended; however, the previous year(s) is also acceptable.

In the event the most recent year's tax return is not obtained, the lender must perform all of the following:

Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.
Review the total tax liability either reported on IRS Form 4868 or paid by the borrower and compare it with the borrower's tax liability from the most recent year obtained as a measure of income source stability and continuance. An estimated tax liability that is inconsistent with previous years XXXXX make it necessary for the lender to require the current returns in order to proceed.
Obtain IRS response from the filing of IRS Form 4506-C confirming that no transcripts are available for the applicable tax year. (Alternatively, lenders XXXXX, at their own discretion, rely on borrower-provided evidence that no transcripts are available for applicable tax years when that evidence is obtained directly from the IRS website).

Note: Any documents provided by the borrower must clearly identify the source of information including identifying information in the Internet banner on the document.

The form 4868 was provided.

Reviewer Comment (2024-05-29): Client to review.
																					06/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94368869	30616365			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $21.75 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Re-Issue Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $21.75 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-24): Sufficient Cure Provided At Closing		05/24/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94368869	30616366			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $400.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $150.00 on Initial closing disclosure but disclosed as $400.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-24): Sufficient Cure Provided At Closing		05/24/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91086009	30618330			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/24/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90849057	30837100			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-09): Loan is SHQM (APOR).	07/09/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90849057	30837514			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $319,580.33 are insufficient to meet cash to close of $319,993.12. Final 1008 reflects $228580.33 verified, however, additional asset and supporting documents to verify asset needed to verify cash needed for closing.				Reviewer Comment (2024-07-09): Appraisal receipt in file supporting borrower paid outside of closing and was therefore included in available funds for closing.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90849057	30837517			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing.	The WVOE is dated 102 days (XX/XX/XX) prior to the note date.				Reviewer Comment (2024-07-08): File follows FNMA where income documents are allowed to by 120 days old at Note date. Reviewer Comment (2024-07-08): Exception is not for the VVOE, prior comments are inaccurate and have been amended to correctly reflect the issue, the WVOE is dated 102 days (XX/XX/XX) prior to the note date.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93664634	30991198			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $4.50 due to increase of recording fee. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-28): Sufficient Cure Provided At Closing		06/28/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96716694	30995225			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-07-09): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-07-08): Please see attached.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96716694	30995405			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-10): VOE dated prior to close provided, exception cleared Seller Comment (2024-07-10): XX/XX/XX KT Please see attached Reviewer Comment (2024-07-09): Third party verification of business provided post closing. Verification of business is required within 120 days prior to the Note date. Exception remains. Seller Comment (2024-07-05): XX/XX/XX KT Please see attached Reviewer Comment (2024-07-03): File is missing the third party verification for the Schedule C income Seller Comment (2024-07-03): XX/XX/XX KT Please see attached	07/10/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96716694	30995406			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing the required most recent tax returns
Reviewer Comment (2024-07-10): VOE dated prior to close provided, exception cleared

Seller Comment (2024-07-10): XX/XX/XX KT Hi Team, sorry about that, please see attached that was pulled during the underwrite.

Reviewer Comment (2024-07-09): Third party verification of business provided post closing. Verification of business is required within 120 days prior to the Note date. Exception remains.

Seller Comment (2024-07-05): XX/XX/XX KT Please see attached

Reviewer Comment (2024-07-03): File is missing the third party verification for the Schedule C income

Seller Comment (2024-07-03): XX/XX/XX KT Hi Team, The XXXXX personal returns were provided, which are what is required for calculating schedule C income, if something more is required please let me know!
																			07/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96716694	30995407			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the required most recent tax returns.				Reviewer Comment (2024-07-03): XXXXX 1065 and k1 provided, exception cleared Seller Comment (2024-07-03): XX/XX/XX KT Please see attached	07/03/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95779745	31033393			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-07-10): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-07-10): Please see attached.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91638169	30922131			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of E-sign consent agreement.				Reviewer Comment (2024-06-27): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-06-27): Please see attached E-Sign Consent Agreement	06/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91638169	30922266			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-07-23): Client elects to waive, compensating factors: 785 FICO, 63% CLTV & owned home 8.5 yrs

Reviewer Comment (2024-07-18): Client to review. Received VVOE is post note date.

Seller Comment (2024-07-17): XX/XX/XX AMB: Please note that the AUS findings are only a snip of the full Freddie Mac guidelines. The full 10-day PCV guideline states that "the 10-day PCV, when required, must either be obtained no more than 10 Business Days prior to the Note Date, or after the Note Date but prior to the Delivery Date." Based on the actual guidelines, a VVOE dated after the Note date is still acceptable.

Reviewer Comment (2024-07-03): Per AUS (LP findings) in file, XXXXX: A 10-day pre-closing verification (10-day PCV) is required for XXXXX employment income. Exception remains.

Seller Comment (2024-07-02): XX/XX/XX AMB: Please see the attached VVOE for XXXXX. Fannie Mae guideline B3-3.1-07 states that "alternatively, lenders XXXXX obtain the verbal VOE after closing, up to the time of loan delivery." Please see that the VVOE is dated prior to delivery of the loan.
																					07/23/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91638169	30928120			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								06/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90492342	31010042			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-10): Client elects to waive. Reviewer Comment (2024-07-02): Client to review.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90492342	31010075			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-07-09): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-07-08): Please see attached.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93556082	30982782			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule B	General QM: Unable to verify Interest / Dividend income using reasonably reliable third-party records.
Reviewer Comment (2024-07-24): Guidelines defer to AUS. AUS requirements for Dividend and Interest income were met.

Reviewer Comment (2024-07-10): One of the following is required for this income source: 1) 12 months verified bank statements (most recent cannot be dated more than 90 days prior to Note Date); 2) Most recent tax transcripts; 3) Most recent signed, dated 1040s. Exception remains.

Seller Comment (2024-07-08): XX/XX/XX kg: Please see attached 1099-DIV for XXXXX and XXXXX

Reviewer Comment (2024-07-03): One of the following is required for this income source: 1) 12 months verified bank statements (most recent cannot be dated more than 90 days prior to Note Date); 2) Most recent tax transcripts; 3) Most recent signed, dated 1040s. Exception remains.

Seller Comment (2024-07-02): XX/XX/XX kg: Please see all supporting documentation  as this is for XXXXX Dividends, $18,689.25 is the total amount of dividends and interest for 2 years Borrower has 5,203,200 prior to the new loan and took out additional 1,894,221.91 = 7,097,421.91 new total loan balance Valuation of the dividends and interest = 8,509,150 7,097,421.91 / 8,509,150 = 83.41% - 100% = 16.59%
																			07/24/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93556082	30982784			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Reviewer Comment (2024-07-24): Loan is SHQM (APOR).

Reviewer Comment (2024-07-10): One of the following is required for this income source: 1) 12 months verified bank statements (most recent cannot be dated more than 90 days prior to Note Date); 2) Most recent tax transcripts; 3) Most recent signed, dated 1040s. Exception remains.

Seller Comment (2024-07-08): XX/XX/XX kg: Please see attached 1099-DIV for XXXXX and XXXXX

Reviewer Comment (2024-07-03): One of the following is required for this income source: 1) 12 months verified bank statements (most recent cannot be dated more than 90 days prior to Note Date); 2) Most recent tax transcripts; 3) Most recent signed, dated 1040s. Exception remains.

Seller Comment (2024-07-02): XX/XX/XX kg: Please see all supporting documentation  as this is for XXXXX Dividends, $18,689.25 is the total amount of dividends and interest for 2 years Borrower has 5,203,200 prior to the new loan and took out additional 1,894,221.91 = 7,097,421.91 new total loan balance Valuation of the dividends and interest = 8,509,150 7,097,421.91 / 8,509,150 = 83.41% - 100% = 16.59%
																			07/24/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93556082	30982787			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement is missing in file.				Reviewer Comment (2024-07-09): Received and associated Mortgage Statement. Exception is cleared. Seller Comment (2024-07-08): XX/XX/XX kg: Please see attached escrow breakdown	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93138927	31063040			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-17): Client to review. Seller Comment (2024-07-12): XX/XX/XX AMB: Please note that the lender documented the borrowers tax returns per the Freddie Mac guidance. We provided a copy of the IRS Extension forms, along with the NROR to show that XXXXX returns had not yet been filed. XXXXX returns are acceptable to use to qualify based on the dates of this loan.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93138927	31063041			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-17): Client to review. Seller Comment (2024-07-12): XX/XX/XX AMB: Please note that the lender documented the borrowers tax returns per the Freddie Mac guidance. We provided a copy of the IRS Extension forms, along with the NROR to show that XXXXX returns had not yet been filed. XXXXX returns are acceptable to use to qualify based on the dates of this loan.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93973996	31052183			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-05): Sufficient Cure Provided At Closing		07/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768040			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			06/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768164			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12822% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $55,795.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $2,287.01 or .12822%).	QM Points and Fees threshold exceeded by $2,287.01 or .12822%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.
Reviewer Comment (2024-06-19): Offset for seller paid loan discounts per Itemization.

Seller Comment (2024-06-17): Please see attached Itemization of Settlement Fees and Charges and passing QM test

Seller Comment (2024-06-17): A portion of the Discount charge and the Commitment fee are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges and passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. The Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied.
Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage
XXXXX = 2.0322402596786800%
																			06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768174			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-06-19): Loan is SHQM (APOR).

Seller Comment (2024-06-17): A portion of the Discount charge and the Commitment fee are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges and passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. The Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied.
Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage
XXXXX = 2.0322402596786800%
																			06/19/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768177			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $4,617,734.58 is under disclosed by $1,072.06 compared to the calculated total of payments of $4,618,806.64 which exceeds the $100.00 threshold.	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $4,617,734.58 is under disclosed by $1,072.06 compared to the calculated total of payments of $4,618,806.64 which exceeds the $100.00 threshold. (Final/XX/XX/XX)				Reviewer Comment (2024-06-19): Exception cured prior to discovery. Seller Comment (2024-06-18): Disagree - we believe the TOP and Finance charge were overstated on the Final Closing Disclosure. If you XXXXX disagree please provide the math you are seeing on your side. Please see FInal Settlement Statement that shows the borrower was not charged the increase in Discount Points as it was changed after closing.		06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768178			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $18,200.00 exceeds tolerance of $16,380.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $18,200.00 exceeds tolerance of $16,380.00. Insufficient or no cure was provided to the borrower. (7200)				Reviewer Comment (2024-06-19): Exception cured prior to discovery. Reviewer Comment (2024-06-19): XXXXX received rebuttal and closing statement, however we also require corrected PCCD & LOE with the amount of fee charged to borrower. Please provide same to re-evaluate the exception. Seller Comment (2024-06-18): Please see the attached Final Settlement Statement which shows the borrower was not charged for the increase in the discount points after closing.		06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97027884	30768179			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $51.52 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Verification of Income Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $51.52, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-07-08): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-07-03): Please see attached

Reviewer Comment (2024-06-18): Verification of Income Fee was not present on the LE. Verification of Employment fee in the amount of $200 was present on the LE. Verification of Income Fee in the amount of $51.52 was first present on the CD dated XX/XX/XX and the Verification of Employment fee of $200 was present on that CD as well. No valid COC is in file for the addition of the Verification of Income fee for $51.52. Verification of Employment fee of $200 was removed on the CD issued XX/XX/XX, but the Verification of Income Fee still reXXXXXd. Exception remains.

Seller Comment (2024-06-18): Loan Estimate

Seller Comment (2024-06-18): Please see the attached Loan Estimate which shows the fee was disclosed throughout the life of the loan. The Verification of Employment Fee and the Verification of Income fee are synonymous
																				07/08/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93458195	30807888			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93458195	30807952			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,765.00 exceeds tolerance of $5,212.00 plus 10% or $5,733.20. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $5,765.00 exceeds tolerance of $5,212.00 plus 10% or $5,733.20. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-08): XXXXX received corrected PCCD & LOE. Seller Comment (2024-07-03): GM - please see attached pccd and letter of explanation sent to borrower Reviewer Comment (2024-06-27): XXXXX received copy of final SS title fees on this is not matching the final CD. If the final fees are charged less at closing please provide corrected PCCD and LOE to borrower with correct fees. Seller Comment (2024-06-26): CT 6/26: Please see the attached Final Settlement Statement, no tolerance owed. (4,987 + 10% (498.7) = 5,485.7) - 4,770 = 715.7	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96814254	30656408			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								05/30/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96814254	30656409			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX . The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Seller Comment (2024-06-04): XXXXX Business Tax Returns Seller Comment (2024-06-04): XXXXX personal tax returns			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96814254	30656410			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX . The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Seller Comment (2024-06-04): XXXXX business tax returns Seller Comment (2024-06-04): XXXXX personal tax returns			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96814254	30656411			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.				Reviewer Comment (2024-06-05): Client elects to waive. Seller Comment (2024-06-04): Application date is XX/XX/XX. Homeownership Counseling Disclosure was disclosed on XX/XX/XX.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96814254	30656414			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $100.00 exceeds tolerance of $89.00. Insufficient or no cure was provided to the borrower.	Tax certificate fee as $89.00 on LE but disclosed as $100.00 on Final Closing Disclosure. File contain a valid COC for this fee $00.00 , nor evidence of cure in file.
Reviewer Comment (2024-06-07): XXXXX received timeline for change in investor.

Seller Comment (2024-06-05): Please see attached doc that reflect when the lender change on XX/XX/XX0 (changed from Morgan Stanley to XXXXX)

Reviewer Comment (2024-06-05): XXXXX: The COC dated XX/XX/XX that was provided in the trailing images was also provided in the original loan package. But, there seems to be no documentation in the loan file for the investor changed. Hence, we also required additional information with supporting documentation of timeline the lender's knowledge of the investor change for review or Cure would be due to borrower.

Seller Comment (2024-06-04): COC disclosed that the Tax Cert fee increase had to be added due to the loan changing investors. Please advise why this is not valid.
																			06/07/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93595704	31009949			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-07-10): Client elects to waive. Reviewer Comment (2024-07-02): Client to review.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93595704	31009951			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $948.60 exceeds tolerance of $825.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-28): Sufficient Cure Provided At Closing		06/28/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93595704	31009952			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $167.50 exceeds tolerance of $165.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-28): Sufficient Cure Provided At Closing		06/28/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92974737	31095493			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XX/XX/XX personal return in file; XXXXX personal return not yet filed, copy of extension provided.				Reviewer Comment (2024-07-18): Client elects to waive.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92974737	31095536			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The file is missing a copy of PUD-Rider.				Reviewer Comment (2024-07-19): Received PUd Rider. Exception cleared. Seller Comment (2024-07-19): XX/XX/XX KT please see attached	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94836467	30910542			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for secularization purposes.				Reviewer Comment (2024-07-08): CDA associated and details updated. Exception is cleared. Seller Comment (2024-07-08): CDA	07/08/2024			1	D	A	D	A	D	A	D	A	D	A		WI	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96012566	31032557			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96012566	31032559			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.
Reviewer Comment (2024-07-10): Client elects to waive.

Reviewer Comment (2024-07-09): Client to review.

Seller Comment (2024-07-09): XX/XX/XX NR: Please note that per Fannie Mae Guidelines section B1-1-03, Application dates between XX/XX/XX-XX/XX/XX of the current year that disburse between XX/XX/XX-XX/XX/XX of the current year, the following documentation is acceptable: The most recent year's tax return is recommended; however, the previous year(s) is also acceptable.

In the event the most recent year's tax return is not obtained, the lender must perform all of the following:

Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.
Review the total tax liability either reported on IRS Form 4868 or paid by the borrower and compare it with the borrower's tax liability from the most recent year obtained as a measure of income source stability and continuance. An estimated tax liability that is inconsistent with previous years XXXXX make it necessary for the lender to require the current returns in order to proceed.
Obtain IRS response from the filing of IRS Form 4506-C confirming that no transcripts are available for the applicable tax year. (Alternatively, lenders XXXXX, at their own discretion, rely on borrower-provided evidence that no transcripts are available for applicable tax years when that evidence is obtained directly from the IRS website).

Note: Any documents provided by the borrower must clearly identify the source of information including identifying information in the Internet banner on the document.

Tax returns and extension forms were provided in the initial upload.

Reviewer Comment (2024-07-05): Client to review.
																					07/10/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96012566	31032560			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.
Reviewer Comment (2024-07-10): Client elects to waive.

Reviewer Comment (2024-07-09): Client to review.

Seller Comment (2024-07-09): XX/XX/XX NR: Please note that per Fannie Mae Guidelines section B1-1-03, Application dates between XX/XX/XX-XX/XX/XX of the current year that disburse between XX/XX/XX-XX/XX/XX of the current year, the following documentation is acceptable: The most recent year's tax return is recommended; however, the previous year(s) is also acceptable.

In the event the most recent year's tax return is not obtained, the lender must perform all of the following:

Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.
Review the total tax liability either reported on IRS Form 4868 or paid by the borrower and compare it with the borrower's tax liability from the most recent year obtained as a measure of income source stability and continuance. An estimated tax liability that is inconsistent with previous years XXXXX make it necessary for the lender to require the current returns in order to proceed.
Obtain IRS response from the filing of IRS Form 4506-C confirming that no transcripts are available for the applicable tax year. (Alternatively, lenders XXXXX, at their own discretion, rely on borrower-provided evidence that no transcripts are available for applicable tax years when that evidence is obtained directly from the IRS website).

Note: Any documents provided by the borrower must clearly identify the source of information including identifying information in the Internet banner on the document.

Tax returns and extension forms were provided in the initial upload.

Reviewer Comment (2024-07-05): Client to review.
																					07/10/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93478170	30698459			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/05/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93698473	31119263			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/15/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92627849	31049117			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92627849	31049118			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.				Reviewer Comment (2024-07-11): XXXXX received earliest e-sign consent. Seller Comment (2024-07-10): Please see attached consent to receive electronic disclosures	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92627849	31049125			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91731140	31020270			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30979265			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30979266			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30979267			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-07-03): Client elects to waive. Reviewer Comment (2024-07-01): Client to review.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30979268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $2,991,599.40 is over disclosed by $150.00 compared to the calculated Amount Financed of $2,991,449.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $2,991,599.40 is under disclosed by $-150.00 compared to the calculated Amount Financed of $2,991,449.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX)				Reviewer Comment (2024-07-05): Pre-close credit report verification excluded Seller Comment (2024-07-03): Credit Technology Fee and Verification Fee is not to be calculated - This is a credit report fee and should not be included.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30979269			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $4,467,696.69 is under disclosed by $150.00 compared to the calculated Finance Charge of $4,467,846.69 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $4,467,696.69. Calculated finance charge is $4,467,846.69. Variance of $100. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-07-05): Pre-close credit report verification excluded Seller Comment (2024-07-03): Credit Technology Fee and Verification Fee is not to be calculated - This is a credit report fee and should not be included.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30981088			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 16.24 is less than Guideline PITIA months reserves of 18.00. Per guidelines for Loan amount >$2.5M with LTV/CLTV >75%, borrower must have the greater of 18 months reserves or reserves determined by DU and LP				Reviewer Comment (2024-07-18): Received updated statements. Exception cleared. Seller Comment (2024-07-18): Please see attached updated statements.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30981445			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-18): Received updated statements. Exception cleared. Seller Comment (2024-07-18): Please see attached updated statements.	07/18/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92326838	30981446			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-07-18): Received updated statements. Exception cleared. Seller Comment (2024-07-18): Please see attached updated statements.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95090214	30809373			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX Tax Return Extension provided in the file.				Reviewer Comment (2024-06-26): Client elects to waive.			06/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95090214	30809384			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2024-07-10): Client elects to waive with comp factors: Ok to waive as no damage indicated. 785 FICO, 75% LTV & $1mm in reserves Buyer Comment (2024-07-09): XXXXX to review Reviewer Comment (2024-07-02): Provided document reflects date as XX/XX/XX however Disaster End Date is XX/XX/XX declared end date. Exception remains. Seller Comment (2024-07-02): (XXXXX) We compoleted DAIR report prior to closing. Please see attached.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92799011	30994944			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91836325	31054404			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___					Reviewer Comment (2024-07-10): Client elects to waive. Reviewer Comment (2024-07-05): Client to review.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94349336	30925134			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $6,815.75 is less than Cash From Borrower $21,696.14.
Reviewer Comment (2024-07-08): Received bank statements to cover cash to close requirements. Documents associated and details updated. Sufficient funds available for closing. Exception is cleared.

Seller Comment (2024-07-05): XXXXX plan, XXXXX and XXXXX and XXXXX statement

Seller Comment (2024-07-05): per our UW - Please find attached terms of withdrawal/loan for borrower's 403b and 401a plans, also attached.  Both plans allow for non-discriminatory loans not to exceed the lessor of $50K or 50% of vested account balance.  Eligible borrowed funds from either account exceed the amount require for closing.  er
																			07/08/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94349336	30925263			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.				Reviewer Comment (2024-07-05): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Exception has been cleared. Seller Comment (2024-07-02): Closing LOE	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30683874			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/03/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30683875			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/03/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30684069			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-18): Credit supplement received supporting lender payment used at origination.	06/18/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30684070			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.01332% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.01332% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) Difference is due to payment to XXXXX account; lender used $56 where credit report reflects $138.				Reviewer Comment (2024-06-18): Credit supplement received supporting lender payment used at origination. Seller Comment (2024-06-17): (XXXXX) Hello, following up on credit supplement showing the payment at $56.00 a month, please let me know if this acceptable to clear the condition. Thank you Seller Comment (2024-06-12): (XXXXX) See attached credit supplement to show payment at 56.00 per month.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30684217			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 50.01332% exceeds Guideline total debt ratio of 50.00000%. Difference is due to payment to XXXXX account; lender used $56 where credit report reflects $138.				Reviewer Comment (2024-06-18): Credit supplement received supporting lender payment used at origination. Seller Comment (2024-06-17): (XXXXX) Hello, following up on credit supplement showing the payment at $56.00 a month, please let me know if this acceptable to clear the condition. Thank you Seller Comment (2024-06-12): (XXXXX) See attached credit supplement to show payment at 56.00 per month.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95968221	30684222			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-06-18): Credit supplement received supporting lender payment used at origination.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98521661	31042194			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,235.86 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing.	0% Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,235.86 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-03): Sufficient Cure Provided At Closing		07/03/2024		1	A	A	A	A	A	A	A	A	A	A		VT	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92541859	30683245			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Review determined loan is a Higher Priced QM loan. Seller to confirm.				Reviewer Comment (2024-06-18): Client elected to redesignate as HPQM (APOR). Reviewer Comment (2024-06-18): Client to review. Seller Comment (2024-06-09): QM / ATR Seller Comment (2024-06-09): QM/ATR that reflects HPML	06/18/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92541859	30683246			Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)	XXXXX HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.				Reviewer Comment (2024-06-12): Client elects to waive. Seller Comment (2024-06-10): Disclosure summary			06/12/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92541859	30683247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Reviewer Comment (2024-06-13): XXXXX received rebuttal and consent suffice.

Seller Comment (2024-06-12): Here is the XX/XX/XX e consent to the TBD disclosures

Seller Comment (2024-06-12): The initial application that was dated XX/XX/XX is a TBD address application so no LE was generated.  The application dated XX/XX/XX had the address so that is the why the LE is dated XX/XX/XX. Please advise or clear.

Reviewer Comment (2024-06-11): XXXXX received earliest e-consent however, the timing for the LE under § 1026.19(e)(1)(iii) is three business days from application.  Initial LE issued XX/XX/XX.

Seller Comment (2024-06-10): Please see the econsent for XX/XX/XX attached. This was for a TBD loan application.

Reviewer Comment (2024-06-10): The consumer went through the eConsent process on XX/XX/XX. But the loan application date was XX/XX/XX. In the event the consumer had not provided eConsent by XX/XX/XX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-06-09): E-Consent for XX/XX/XX disclosures
																			06/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92541859	30824659			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client elected to redesignate as HPQM (APOR).				Reviewer Comment (2024-06-18): Client elects to waive.			06/18/2024	2		A		B		B		B		A		WA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98661213	30993540			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			06/28/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98661213	30993758			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98661213	31015627			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $225.75 exceeds tolerance of $193.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $193.00 on LE but disclosed as $225.75 on Final Closing Disclosure. Sufficient Cure Provided At Closing				Reviewer Comment (2024-07-01): Sufficient Cure Provided At Closing		07/01/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97883810	31075970			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $112.00 exceeds tolerance of $110.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-09): Sufficient Cure Provided At Closing		07/09/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91928785	30794666			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $286.00 exceeds tolerance of $47.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee amount of $286.00 exceeds tolerance of $47.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91826033	31104386			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal - ECOA Receipt of Appraisal without waiver OR after waiver.							07/12/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90133963	30778033			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/13/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96868602	31106785			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $212,018.26 is less than Cash From Borrower $735,170.20. Missing estimated closing statement from pending sale of XXXXX.				Reviewer Comment (2024-07-18): Received Closing Statement and Seller Closing Disclosure. Document associated and details updated. Sufficient funds available to cover Cash From Borrower. Exception is cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96868602	31106799			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-24): CDA associated and details updated. Exception is cleared.	07/24/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96868602	31106812			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/12/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96868602	31106813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-07-18): XXXXX received initial CD.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96868602	31151449			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Lender excluded first and second mortgage on departure residence from DTI. Missing confirmation financing contingencies have been cleared from pending sale of departure residence.				Reviewer Comment (2024-07-22): Closing Statement and Seller Closing Disclosure are provided in file evidencing property is sold. Exception is cleared. Seller Comment (2024-07-22): (XXXXX) Sale CD was prev provided and cleared- what will you need to clear this item?	07/22/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91804092	31096518			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	30925568			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Exception triggered due to DTI exceeding guides. Review believes discrepancy is due to rental income used by lender to qualify, however, lender did not provide a copy of a cash flow analysis or other documentation supporting rental income calculation determined by lender for qualification.				Reviewer Comment (2024-07-08): Cash flow analysis received, rental income calculation updated, exception cleared. Seller Comment (2024-07-02): XX/XX/XX NR: Please see attached DTI calculation and breakdown of rental income calculation. DTI is 49.45%.	07/08/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95111109	30925569			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.21733% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.21733% moderately exceeds the guideline maximum of 50.00%. Review believes discrepancy is due to rental income used by lender to qualify, however, lender did not provide a copy of a cash flow analysis or other documentation supporting rental income calculation determined by lender for qualification.				Reviewer Comment (2024-07-08): Cash flow analysis received, rental income calculation updated, exception cleared. Seller Comment (2024-07-02): XX/XX/XX NR: Please see attached DTI calculation and breakdown of rental income calculation. DTI is 49.45%.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	30925694			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 51.21733% exceeds Guideline total debt ratio of 50.00000%. Review believes discrepancy is due to rental income used by lender to qualify, however, lender did not provide a copy of a cash flow analysis or other documentation supporting rental income calculation determined by lender for qualification.				Reviewer Comment (2024-07-03): Rental income worksheet received and rental calculation corrected. Currently DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-07-02): XX/XX/XX NR: Please see attached DTI calculation and breakdown of rental income calculation. DTI is 49.45%.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	30925701			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.								06/24/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	30925702			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Exception triggered due to DTI exceeding guides. Review believes discrepancy is due to rental income used by lender to qualify, however, lender did not provide a copy of a cash flow analysis or other documentation supporting rental income calculation determined by lender for qualification.				Reviewer Comment (2024-07-08): Cash flow analysis received, rental income calculation updated, exception cleared. Seller Comment (2024-07-02): XX/XX/XX NR: Please see attached DTI calculation and breakdown of rental income calculation. DTI is 49.45%.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	31042400			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		HOA Verification is missing in file.				Reviewer Comment (2024-07-11): HOA Verification received and associated. Exception is cleared. Seller Comment (2024-07-10): XX/XX/XX NR: Please see attached documentation for XXXXX, and XXXXX. Reviewer Comment (2024-07-09): Final 1003 reflects $918.79 in other payment section however supporting documents are still missing for property XXXXX. Exception remains. Seller Comment (2024-07-08): XX/XX/XX NR: Please see attached breakdown of documentation and supporting documentation.	07/11/2024			1		A		A		A		A		A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	31042405			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		HOA Verification is missing in file.
Reviewer Comment (2024-07-11): HOA Verification received and associated. Exception is cleared.

Seller Comment (2024-07-10): XX/XX/XX NR: Please see attached documentation for XXXXX, and XXXXX.

Reviewer Comment (2024-07-09): Final 1003 reflects $1227.09 in other payment section, out of that considered HOA $XXXXX/m, Hazard Insurance $XXXXX/m and Taxes from Schedule E $XXXXX/m, total $257.83, difference $969.26 however supporting documents are missing for remaining amount for property XXXXX. Exception remains.

Seller Comment (2024-07-08): XX/XX/XX NR: Please see attached breakdown of documentation and supporting documentation.
																			07/11/2024			1		A		A		A		A		A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	31042406			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		HOA Verification is missing in file.				Reviewer Comment (2024-07-11): HOA Verification received and associated. Exception is cleared. Seller Comment (2024-07-10): XX/XX/XX NR: Please see attached documentation for XXXXX, and XXXXX. Reviewer Comment (2024-07-09): Final 1003 reflects $712.14 in other payment section, out of that considered Hazard Insurance $28.33/m, difference is $683.81 however supporting documents are missing for remaining amount for property XXXXX. Exception remains. Seller Comment (2024-07-08): XX/XX/XX NR: Please see attached breakdown of documentation and supporting documentation.	07/11/2024			1		A		A		A		A		A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95111109	31042429			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification and tax verification is missing in file.
Reviewer Comment (2024-07-11): HOA, Tax and Insurance Verification received and associated. Exception is cleared.

Seller Comment (2024-07-10): XX/XX/XX NR: Please see attached documentation for XXXXX, and XXXXX.

Reviewer Comment (2024-07-09): Provided documents are not satisfying this exception. Please note that, 1) Final 1003 reflects $918.79 in other payment section however supporting documents are still missing for property XXXXX.
2) Final 1003 reflects $1227.09 in other payment section, out of that considered HOA $XXXXX/m, Hazard Insurance $XXXXX/m and Taxes from Schedule E $XXXXX/m, total $257.83, difference $969.26 however supporting documents are missing for remaining amount for property XXXXX.
3) Final 1003 reflects $712.14 in other payment section, out of that considered Hazard Insurance $28.33/m, difference is $683.81 however supporting documents are missing for remaining amount for property XXXXX. Exception remains.

Seller Comment (2024-07-08): XX/XX/XX NR: Please see attached breakdown of documentation and supporting documentation.
																			07/11/2024			1		A		A		A		A		A		WA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96448109	31085445			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998508			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-15): Sufficient assets received, guideline exception cleared, loan now meets SHQM(APOR).	07/15/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998510			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-07-10): Client elects to waive.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998511			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Application date was XX/XX/XX and Loan Estimate was issued XX/XX/XX.				Reviewer Comment (2024-07-17): XXXXX received initial 1003. Seller Comment (2024-07-16): Please see loan application. Reviewer Comment (2024-07-12): XXXXX received rebuttal, however 1003 available in file is dated XX/XX/XX to re-evaluate the exception. Seller Comment (2024-07-11): Please see disclosure tracking summary. The correct application date is XX/XX/XX. LE was delivered in a timely manner.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998540			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Assets mentioned in Final 1003 missing in file.				Reviewer Comment (2024-07-12): Received Bank statement to evidence assets per 1003. Documents associated and details updated in Asset screen. Sufficient funds available for CTC/Reserves requirement. Exception is cleared. Seller Comment (2024-07-11): Please review all assets.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998595			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS missing in file.				Reviewer Comment (2024-07-12): AUS associated and details updated. Exception is cleared. Seller Comment (2024-07-11): Please see AUS.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998611			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The file is missing documentation for assets listed on the final 1003 . Assets for Closing of $64,212.40 is less than Cash From Borrower $860,496.72.				Reviewer Comment (2024-07-12): Received Bank statement to evidence assets per 1003. Documents associated and details updated in Asset screen. Sufficient funds available for CTC/Reserves requirement. Exception is cleared. Seller Comment (2024-07-11): Please review assets.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	30998625			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to guideline failure.				Reviewer Comment (2024-07-15): Sufficient assets received, guideline exception cleared, loan now meets SHQM(APOR). Seller Comment (2024-07-11): Please advise what our curative options are.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93484701	31014800			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94070642	31148811			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94734405	31025231			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98552282	31031626			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-11): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-07-08): See attached passing QM test Seller Comment (2024-07-08): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0. Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage XXXXX = 2.1668189359572100%	07/11/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98552282	31031627			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.11946% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $27,490.10 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $1,052.73 or .11946%).	QM Points and Fees threshold exceeded by $1,052.73 or .11946%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-07-11): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-07-08): See attached passing QM test Seller Comment (2024-07-08): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0. Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage XXXXX = 2.1668189359572100%	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98552282	31031629			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $852.00 exceeds tolerance of $835.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-02): Sufficient Cure Provided At Closing		07/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98552282	31031630			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $288.04 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-02): Sufficient Cure Provided At Closing		07/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92152598	31212498			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing		07/26/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92152598	31212527			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Preliminary in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/26/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97783490	31052210			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-17): Client to review. Seller Comment (2024-07-12): XX/XX/XX KT Hi Team, in order to calculate income for XXXXX we would need personal and business returns, we have provided the 4868 and NROR for the borrower for their personal XXXXX returns. In this case we should be calculating based on XXXXX returns.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97783490	31052212			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.95 exceeds tolerance of $56.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-05): Sufficient Cure Provided At Closing		07/05/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99286310	31094253			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95715754	30993783			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95715754	30993784			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.
Reviewer Comment (2024-07-03): Client elects to waive.

Seller Comment (2024-07-02): XX/XX/XX kg: Per XXXXX guidelines n the event the most recent year's tax return is not obtained, the lender must perform all of the following: Obtain one of the following documents from the borrower: copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or  confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes. Review the total tax liability either reported on IRS Form 4868 or paid by the borrower and compare it with the borrower's tax liability from the most recent year obtained as a measure of income source stability and continuance. An estimated tax liability that is inconsistent with previous years XXXXX make it necessary for the lender to require the current returns in order to proceed. Obtain IRS response from the filing of IRS Form 4506-C confirming that no transcripts are available for the applicable tax year. (Alternatively, lenders XXXXX, at their own discretion, rely on borrower-provided evidence that no transcripts are available for applicable tax years when that evidence is obtained directly from the IRS website). Both business and personal extensions were provided, as well as the borrowers transcripts for the year of XXXXX and NROR for XXXXX and is documented in accordance to XXXXX
																					07/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95715754	30993786			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $110.95 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-28): Sufficient Cure Provided At Closing		06/28/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92723432	31031703			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-07-09): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-07-08): Please see the attached TRID Disclosure History and initial Closing disclosure Seller Comment (2024-07-08): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92723432	31031704			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $73.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $73.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-02): Sufficient Cure Provided At Closing		07/02/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92723432	31031830			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/02/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95487113	30996602			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $202.00 exceeds tolerance of $175.00 plus 10% or $192.50. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-28): Sufficient Cure Provided At Closing		06/28/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95487113	30996672			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Appraisal Transfer Letter missing in file.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95487113	30996680			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			06/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97459897	31043078			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94802904	31043727			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Reviewer Comment (2024-07-11): Loan is SHQM (APOR).

Reviewer Comment (2024-07-09): Exception is firing due to QM Income exception -  Paystub provided is more than 90 days old, please provide more recent paystubs. Exception remains.

Seller Comment (2024-07-09): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 0.191%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $21,250.00 - $0.00 = $21,250.00 / $999,205.48 = 2.1266896974984600%
																			07/11/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94802904	31043728			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, paystub provided was dated more than 90 days prior to closing.	Paystub provided is more than 90 days old, please provide more recent paystubs.				Reviewer Comment (2024-07-10): The loan was approved using an AUS program where FNMA rules are followed. Documentation in file meets the 120 day old requirement as it is 111 days old. Exception cleared. Seller Comment (2024-07-10): XX/XX/XX KT Hi Team, I cannot find a XXXXX overlay for needing to be within 90 days of closing, and FNMA guidance only specifies it need be within 30 days of application. Can you cite the guideline that pertains to this stip? Thank you,	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92661999	31085535			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92661999	31085538			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $958.60 exceeds tolerance of $835.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $958.60 exceeds tolerance of $835.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-10): Sufficient Cure Provided At Closing		07/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98849660	31119214			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/15/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99682950	30977674			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99682950	30977675			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93257044	31075649			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-15): The tax return extension was not provided. Exception remains. Seller Comment (2024-07-15): borrower provided confirmation that the current K1 for XXXXX was not yet available due to extension filed by this entity. Borrower has 2.56% share of interest and the loss was counted even though the primary income is derived from wages which is more conservative than required by Fannie Mae. Please see this condition cleared.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93257044	31075650			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-15): The tax return extension was not provided. Exception remains. Seller Comment (2024-07-15): XXXXX has no business return so there is not a separate business tax extension, the income is on 1040 and the extension is documented. We obtained a P&L for XXXXX and XXXXX YTD which all of this is already in file. Please see this condition cleared.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93257044	31150992			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall exception due to missing current year tax returns.				Reviewer Comment (2024-07-16): Loan is SHQM(APOR).	07/16/2024			1		A		A		A		A		A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94607587	31035616			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94607587	31036604			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $536,379.36 are insufficient to meet cash to close of $562,188.43. Final 1008 reflects $672894.46 verified, however, additional documents needed to confirm asset verified.
Reviewer Comment (2024-07-11): Received Deposit Receipts and Bank Statements evidencing EMD has been withdrawn from accounts. Documents associated and EMD details updated. Sufficient funds available for CTC requirement. Exception is cleared.

Seller Comment (2024-07-11): XX/XX/XX KT Please see attached receipts and account EMD came from.

Reviewer Comment (2024-07-10): Ending Balance for XXXXX are correctly considered as $96,397.30. Please note that, Closing Disclosure reflects Earnest Money Deposit in the amount of $136,999.00 however supporting documents are not provided in file. Please provide supporting documents to meet CTC requirement. Exception remains.

Seller Comment (2024-07-09): XX/XX/XX KT Please see attached - it looks like the biggest discrepancy I can see in looking at the asset overview was the XXXXX account ending XXXXX has a different balance than we verified on the attached account.
																			07/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97364518	31095499			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94142970	31155966			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $710.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $700.00 on LE but disclosed as $710.00on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $10.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-17): Sufficient Cure Provided At Closing		07/17/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90647817	31107025			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/12/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90647817	31107202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-07-24): Client elects to waive. Reviewer Comment (2024-07-23): Extension in file, client to review. Seller Comment (2024-07-22): XX/XX/XX All extensions and NROR have been provided no income is being used to qualify for XXXXX as it is a loss			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90399430	31094947			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93095768	31173546			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91559376	31073794			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $870.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $870.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-09): Sufficient Cure Provided At Closing		07/09/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96821534	31157662			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-07-24): Received Property Inspection Report verified and updated the details. Exception Cleared. Seller Comment (2024-07-24): Please see attached.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98128027	31082818			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX).	The disclosed Finance Charge in the amount of $1,720,262.13 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,720,412.13 which exceeds the $100.00 threshold. Based on the compliance report, it appears a Credit Technology and Verification Fee was excluded.				Reviewer Comment (2024-07-18): XXXXX received Lender attestation that credit tech & verif fee is not life of loan fees Seller Comment (2024-07-16): LOX	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98128027	31082819			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX).	The disclosed Finance Charge in the amount of $1,720,262.13 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,720,412.13 which exceeds the $100.00 threshold. Based on the compliance report, it appears a Credit Technology and Verification Fee was excluded.				Reviewer Comment (2024-07-18): XXXXX received Lender attestation that credit tech & verif fee is not life of loan fees Seller Comment (2024-07-16): Confirmation LOX	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98128027	31085874			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Monitoring Service. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit monitoring fee amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-07-10): Sufficient Cure Provided At Closing		07/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98212840	31074597			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-15): XXXXX received itemization of seller credit. Seller Comment (2024-07-12): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	07/15/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98212840	31074598			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.33581% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $25,861.71 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $2,603.45 or .33581%).	QM Points and Fees threshold exceeded by $2,603.45 or .33581%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-07-15): XXXXX received itemization of seller credit. Seller Comment (2024-07-12): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94916338	31159269			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96248748	31096397			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received 5/XX/XX/XX. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-07-17): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-07-16): Please see the attached TRID Disclosure History and initial Closing disclosure Seller Comment (2024-07-16): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX and XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99952611	31200849			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-30): undiscounted rate price provided, exception cleared Seller Comment (2024-07-30): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is -0.328%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	07/30/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99952611	31200850			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.41829% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $20,529.40 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $6,590.04 or 1.41829%).	Points and Fees on subject loan of 4.41829% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $20,529.40 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $6,590.04 or 1.41829%)				Reviewer Comment (2024-07-30): undiscounted rate price provided, exception cleared Seller Comment (2024-07-30): CT XX/XX/XX: See attached Itemization of Fees and passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $16,858.40 - $9,600.00 = $7,258.40 / $468,345.39 = 1.5497964013268100%	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99952611	31200853			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $927.70 exceeds tolerance of $835.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $835.00 on Initial closing disclosure but disclosed as $927.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-25): Sufficient Cure Provided At Closing		07/25/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97076757	31085731			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.				Reviewer Comment (2024-07-15): Received disclosure. Exception cleared. Seller Comment (2024-07-12): IEADS	07/15/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30926330			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-07-09): Schedule C income verified to be additional income received through borrower's S-Corps.  1099s and CPA letters received.

Seller Comment (2024-07-01): XX/XX/XX NR: Please note that the borrower has 3 schedule C businesses reporting on the tax returns. CPA letters were provided for each of the 3 businesses because the borrower is a contractor. The 1099's have been provided that match the gross income received on each of the schedule C's that confirm where the business is coming from. The borrower is confirmed to be still currently active doing business. Please see attached loan application showing 2 year employment history
																			07/09/2024			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30926333			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	The file was missing a copy of the Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-06-28): XXXXX received proof of receipt. Seller Comment (2024-06-27): Please see the attached TRID Disclosure History and Loan Estimate Seller Comment (2024-06-27): Please see the attached TRID Disclosure History and Loan Estimate that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 4 business days before the closing date of XX/XX/XX.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30926348			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,282.00 exceeds tolerance of $5,273.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-24): Sufficient Cure Provided At Closing		06/24/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30926390			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	-	Borrower has been on current job less than 2 years, and prior employment history was not documented as required; two years employment history from application date is required. Current employment began XX/XX/XX.
Reviewer Comment (2024-07-12): Received revised 1003 evidencing 2 years of employment history for co-borrower. Exception is cleared.

Seller Comment (2024-07-11): XX/XX/XX NR: Please note that supporting documentation is not required as XXXXX is not using any income from this position, and the loan application states the borrower started the position over 2 years ago.

Reviewer Comment (2024-07-02): Received 1003 to document 2 years of employment history however supporting document to verify Co- borrower's employment (XXXXX) is not received. Exception remains.

Seller Comment (2024-07-01): XX/XX/XX NR: Please see attached loan application showing 2 year employment history
																			07/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30943668			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party business verification required for schedule C income used to qualify noted as sales.				Reviewer Comment (2024-07-09): Schedule C income verified to be additional income received through borrower's S-Corps. 1099s and CPA letters received. Seller Comment (2024-07-01): XX/XX/XX NR: Please note that the borrower has 3 schedule C businesses reporting on the tax returns. CPA letters were provided for each of the 3 businesses because the borrower is a contractor. The 1099's have been provided that match the gross income received on each of the schedule C's that confirm where the business is coming from. The borrower is confirmed to be still currently active doing business.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30943669			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party business verification for schedule C income used for qualification, noted as Property Management.				Reviewer Comment (2024-07-09): Schedule C income verified to be additional income received through borrower's S-Corps. 1099s and CPA letters received. Seller Comment (2024-07-01): XX/XX/XX NR: Please note that the borrower has 3 schedule C businesses reporting on the tax returns. CPA letters were provided for each of the 3 businesses because the borrower is a contractor. The 1099's have been provided that match the gross income received on each of the schedule C's that confirm where the business is coming from. The borrower is confirmed to be still currently active doing business.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96054000	30943670			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party business verification required for schedule C income used to qualify noted as sales.				Reviewer Comment (2024-07-09): Schedule C income verified to be additional income received through borrower's S-Corps. 1099s and CPA letters received. Seller Comment (2024-07-01): XX/XX/XX NR: Please note that the borrower has 3 schedule C businesses reporting on the tax returns. CPA letters were provided for each of the 3 businesses because the borrower is a contractor. The 1099's have been provided that match the gross income received on each of the schedule C's that confirm where the business is coming from. The borrower is confirmed to be still currently active doing business.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93057556	31093195			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,746.00 exceeds tolerance of $1,331.00 plus 10% or $1,464.10. Sufficient or excess cure was provided to the borrower at Closing.	Zen Percent Fee Tolerance exceeded. Total amount of $1,746.00 exceeds tolerance of $1,331.00 plus 10% or $1,464.10. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93057556	31093196			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95474781	31173717			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.				Reviewer Comment (2024-07-25): XXXXX received LOA to remove document(s) ID 0042 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower. Seller Comment (2024-07-24): please see attached	07/25/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99894217	31034353			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99894217	31034391			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99894217	31034392			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $181.00 plus 10% or $199.10. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $19.00 due to increase of recording fee. No valid COC provided, cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-02): Sufficient Cure Provided At Closing		07/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94152890	31106396			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90866381	31093058			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92678951	31083769			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94474775	31177697			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							07/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93813411	30992930			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93813411	30992931			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93813411	30992932			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
Reviewer Comment (2024-07-18): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-07-17): LOE for incomplete cd

Reviewer Comment (2024-07-15): There is an incomplete CD in file that can be removed from testing if not provided to consumer, however, lender attestation that incomplete CD was not provided to consumer to be excluded from testing

Seller Comment (2024-07-15): Final CD doc date of XX/XX/XX was signed on XX/XX/XX.
The initial CD doc date was XX/XX/XX and signed that same date XX/XX/XX. I also provided evidence of delivery on XX/XX/XX.
I don't understand reason for attestation.

Reviewer Comment (2024-07-12): Doc ID 108 contains incomplete CD and has closing date XX/XX/XX. If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID 108 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-07-11): audit trail

Seller Comment (2024-07-11): Initial cd provide XX/XX/XX and signed
																			07/18/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93813411	30992933			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Reviewer Comment (2024-07-18): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-07-17): LOE for incomplete cd

Reviewer Comment (2024-07-15): There is an incomplete CD in file that can be removed from testing if not provided to consumer, however, lender attestation that incomplete CD was not provided to consumer to be excluded from testing

Seller Comment (2024-07-15): Final cd dated XX/XX/XX and signed on XX/XX/XX. Initial cd dated XX/XX/XX and signed and viewed same date. I don't understand reason for attestation.

Reviewer Comment (2024-07-12): Doc ID 108 contains incomplete CD and has closing date XX/XX/XX. If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID 108 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-07-11): Final CD dated XX/XX/XX and  was signed XX/XX/XX.

Seller Comment (2024-07-11): audit trail

Seller Comment (2024-07-11): initial cd provided and signed on XX/XX/XX.
																			07/18/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92245947	31106508			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-94.00 exceeds tolerance of $-7,651.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-12): Sufficient Cure Provided At Closing		07/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92905124	31065768			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92905124	31065776			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $510.00 exceeds tolerance of $505.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $05.00 due to increase in Appraisal Fee. Cure is already provided at closing, please override this exception.				Reviewer Comment (2024-07-08): Sufficient Cure Provided At Closing		07/08/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90780063	31130656			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90780063	31131233			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-24): Client elects to waive. Reviewer Comment (2024-07-17): Client to review.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91835572	31030491			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file was missing a copy of the Aus.				Reviewer Comment (2024-07-09): AUS associated and details updated. Exception is cleared.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91835572	31030494			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $564.00 exceeds tolerance of $440.00 plus 10% or $484.00. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $80.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $80.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-11): XXXXX received valid COC document.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95773161	31062305			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-08): Sufficient Cure Provided At Closing		07/08/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95773161	31062421			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The file is missing copy of Initial Escrow document				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-15): Client to review Seller Comment (2024-07-11): Escrow for taxes and insurance, both were waived so Initial Escrow disclosure is not required. Escrow waiver form was provided with closing docs. Seller Comment (2024-07-11): Initial Escrow document uploaded.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94385959	31226770			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/29/2024	2	B	B	B	B	B	B	B	B	B	B		IN	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96693968	31041573			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end Date.				Reviewer Comment (2024-07-11): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-07-10): Please see attached.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98218394	30926861			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $$44,496.50. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-06-27): Additional coverage updated from Replacement Cost Estimator and document associated. Exception is cleared. Seller Comment (2024-06-27): Please see attached replacement cost estimate showing $643,400.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98218394	30926945			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-28): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-06-27): Please see attached initial CD that was delivered to borrower.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93732686	31180150			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90096132	31173139			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $232.50 exceeds tolerance of $199.00 plus 10% or $218.90. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $232.50due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $13.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-07-26): XXXXX received Letter of Explanation, Pay history and Corrected CD.

Seller Comment (2024-07-25): Please see attached. Thank you!

Reviewer Comment (2024-07-25): XXXXX would require of $13.60 for the recording fee increase. We would also accept principal reduction as cure to the borrower with Post CD to be updated to be mentioned as principal reduction to borrower for exceeding legal limits for cure along with LOX and pay history.

Seller Comment (2024-07-24): Good afternoon!
Since this is such a low amount will you all accept this being applied as a principal reduction? I will send the pay history reflecting the principal reduction. Please advise, Thank you!
																				07/26/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99277658	31032965			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99090708	31075554			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-12): XXXXX extension in file for business and personal returns. Client to review. Seller Comment (2024-07-12): XX/XX/XX TT: Providing documentation showing borrower got an extension on their XXXXX returns			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99090708	31075555			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-12): XXXXX extension in file for business and personal returns. Client to review. Seller Comment (2024-07-12): XX/XX/XX TT: Providing documentation showing borrower got an extension on their XXXXX returns			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99090708	31076274			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not provided to verify the total monthly expenses listed on the final 1003 for the property.				Reviewer Comment (2024-07-12): Insurance Verification for second home received and associated. Exception is cleared. Seller Comment (2024-07-12): XX/XX/XX TT: please see attached	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92331751	31122128			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99660411	30980601			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $895.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $895.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-27): Sufficient Cure Provided At Closing		06/27/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97056905	31183543			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Missing AUS				Reviewer Comment (2024-07-25): Received AUS verified and updated the details. Exception Cleared. Seller Comment (2024-07-24): XX/XX/XX TT: Please see attached	07/25/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98598089	31109106			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97594338	31172996			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97121716	31187853			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/23/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97121716	31187950			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-26): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-26): See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 1.396%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. XXXXX = 2.5721889945361700%	07/26/2024			1	B	A	C	A	B	A	C	A	B	A		MI	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97121716	31187951			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.42659% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $14,814.92 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $1,844.36 or .42659%).	Points and Fees on subject loan of 3.42659% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $14,814.92 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $1,844.36 or .42659%).				Reviewer Comment (2024-07-26): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-26): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXXX = 2.5721889945361700%	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99426408	31173330			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99426408	31173902			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,085.50 exceeds tolerance of $7,206.00 plus 10% or $7,926.60. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $8,085.50 exceeds tolerance of $7,206.00 plus 10% or $7,926.60. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-19): Sufficient Cure Provided At Closing		07/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93581376	31031735			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97324635	31185820			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							07/23/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97324635	31186002			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-					Reviewer Comment (2024-07-31): VVOE within 10 days of Note date received and associated. Exception is cleared. Seller Comment (2024-07-31): voe military Seller Comment (2024-07-31): voe	07/31/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97324635	31186003			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-					Reviewer Comment (2024-08-01): VVOE within 10 days of Note date received and associated. Exception is cleared. Seller Comment (2024-08-01): voe	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90896566	30832894			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/19/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90896566	30901619			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.		Documented qualifying Assets of $47,411.81 is less than AUS Available for Closing of $56,245.22. Per 1008 in file DU was AUS used and DU requires 2 months assets verification. Missing additonal XXXXX statement.				Reviewer Comment (2024-06-26): Received additonal statement. Exception cleared. Seller Comment (2024-06-26): XXXXX cap one statement & gift funds wire upld to trl docs.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90896566	30901620			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $47,411.81 is less than Cash From Borrower $60,005.28. Per 1008 in file DU was AUS used and DU requires 2 months assets verification. Missing additonal XXXXX statement.				Reviewer Comment (2024-06-26): Received additonal statement. Exception cleared. Seller Comment (2024-06-26): XXXXX cap one statement & gift funds wire upld to trl docs.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90896566	30901622			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.				Reviewer Comment (2024-06-26): Received additonal statement. Exception cleared. Seller Comment (2024-06-26): XXXXX cap one statement & gift funds wire upld.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90896566	30901627			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $3,660.08.				Reviewer Comment (2024-06-26): Received additonal statement. Exception cleared. Seller Comment (2024-06-26): XXXXX cap one statement & gift funds wire upld to trl docs.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95914207	31132986			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97947256	31130053			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-26): VOB provided, exception cleared Seller Comment (2024-07-24): XX/XX/XX KT Please review to see if this can be cleared once the income condition is cleared on this file, thank you!	07/26/2024			1	B	A	C	A	B	A	C	A	B	A		SC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97947256	31130054			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The File is missing copy of Third-party document for Business income.				Reviewer Comment (2024-07-26): VOB provided, exception cleared Seller Comment (2024-07-24): XX/XX/XX KT Hi Team, please see attached Verification of Business. Thank you!	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31084691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX).				Reviewer Comment (2024-07-15): XXXXX received documentation of fee purpose. Seller Comment (2024-07-12): Credit tech fee is not to be included in the calculations as this is a credit report fee - see attached letter	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31084692			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX).				Reviewer Comment (2024-07-15): XXXXX received documentation of fee purpose. Seller Comment (2024-07-12): Credit Tech fee is to not be included in the calculation - letter provided in other suspense	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31084693			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,169.00 exceeds tolerance of $4,737.00 plus 10% or $5,210.70. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $958.30 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $958.30, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-25): XXXXX received Letter of explanation, Corrected Closing disclosure and Final Settlement Statement.. Seller Comment (2024-07-24): LOX Reviewer Comment (2024-07-23): XXXXX received corrected Closing disclosure and Final Settlement Statement. However, the LOE to borrower was not located in trailing documents. Please provide LOE provided to borrower to complete remediation. Seller Comment (2024-07-22): Fees decreased they didn't increase above 10%.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31084696			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $50.00 on LE but disclosed as $70.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $20.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-17): On file CD Section J - Lender Credit shows Includes $20.00 credit for increase in closing cost above legal limit. Cure provided on Final CD - Suspense invalid	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31084765			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96549868	31184905			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-23): Sufficient Cure Provided At Closing		07/23/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99306736	31040329			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-15): Evidence of undiscounted rate and undiscounted rate price received. Seller Comment (2024-07-09): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is -0.512%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXXX = 0.97444110171689400%	07/15/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99306736	31040330			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.08985% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $60,305.35 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $16,070.01 or 1.08985%).	Points and Fees on subject loan of 4.08985% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $60,305.35 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $16,070.01 or 1.08985%).				Reviewer Comment (2024-07-15): Evidence of undiscounted rate and undiscounted rate price received. Seller Comment (2024-07-09): CT XX/XX/XX: See attached Itemization of Fees and passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXXX = 0.97444110171689400%	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99306736	31040353			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93134007	31063914			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95796318	31031453			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98736811	31172756			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98736811	31172757			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92995699	31034198			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $92.70.due to increase in Credit report fee. Cure is already provided at closing, please override this exception.				Reviewer Comment (2024-07-02): Sufficient Cure Provided At Closing		07/02/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893972			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Bonus used for B1 from XXXXX and XXXXX. No 1040's in file. Please advise if XXXXX W2 transcripts are needed.				Reviewer Comment (2024-04-19): XXXXX, XXXXX and XXXXX with no result found transcript received. Borrower wage earner. Exception Cleared Buyer Comment (2024-04-18): WVOE Buyer Comment (2024-04-18): XXXXX Transcript	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893974			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy document does not reflect title policy amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-05-08): Final title policy received covering the loan amount. Exception cleared Buyer Comment (2024-05-07): Final Title policy			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893975			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-05-08): Final title policy received covering the loan amount. Exception cleared	05/08/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Bid tape reflects Safe Harbor QM. Loan is testing as Loan Designation of Higher Priced QM (APOR). Loan XXXXX re-designated to Higher Priced QM (APOR).				Reviewer Comment (2024-05-09): Client request to re-designate to HPQM. Buyer Comment (2024-05-09): Please re designate to HPQM Buyer Comment (2024-05-09): Please clear last QM exception. All exceptions have been cleared.	05/09/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893978			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification was not provided.				Reviewer Comment (2024-05-07): HOA verification LOX received, as per Final 1003 payment is escrowed and matching with credit report. Exception Cleared. Buyer Comment (2024-05-07): LOX Reviewer Comment (2024-05-03): Provide Mortgage statement to verify Payment is Escrowed for property XXXXX. Exception Remains Buyer Comment (2024-05-01): HOA fees is 30/annually or $2.50 a month	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893979			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XX disclosed a Pad fee that was not allocated to a specific cost or service performed.	Seller CD reflects Pad/Cushion Refundable.				Reviewer Comment (2024-04-29): XXXXX received Letter of Explanation and Corrected CD. Buyer Comment (2024-04-25): Post Seller CD and final settlement statement		04/29/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893980			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Valuation sent/received XX/XX/XX. provide earlier dated appraisal.				Reviewer Comment (2024-04-19): Original appraisal provided. Buyer Comment (2024-04-17): Original appraisal	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98177978	30893981			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM.				Buyer Comment (2024-05-09): XXXXX accepts loan is being re designated to HPQN			05/09/2024	2		A		B		B		B		A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96287002	30894052			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Final 1003 indicates subject property is Second Home. Subject was not tested as Primary Residence; however, "Will you occupy the subject property as your primary residence/" has been answered as "Yes" in the declarations section on the final 1003.. Need an updated 1003.				Reviewer Comment (2024-05-10): Updated 1003 received with correction in Declaration page. Exception Cleared Buyer Comment (2024-05-09): Final 1003	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96287002	30894056			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Subject submitted as a second home; however, the final 1003 indicates in the Declarations section for both borrowers it will be owner-occupied.				Reviewer Comment (2024-05-10): Updated 1003 received with correction in Declaration page. Exception Cleared Buyer Comment (2024-05-09): Hello, uploaded updated Final 1003 to show as second home. Thank you	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92209157	30894074			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Second consecutive bank statement is missing for the account number XXXXX				Reviewer Comment (2024-04-25): Received 2nd month Bank statement for XXXXX. additionally IRA account statement require only most recent statements. Exception Cleared Buyer Comment (2024-04-23): Per Lender : Our ATR/QM has "General QM", and the XXXXX passed. Can you tell us what you are seeing that is making this not pass Buyer Comment (2024-04-23): Asset statement	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92209157	30894079			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation is testing as Higher Priced QM (APOR). Loan XXXXX be re-designated as Higher Priced QM (APOR)..				Reviewer Comment (2024-04-22): Re-designated. EV2 was set and it can be waived. Buyer Comment (2024-04-18): Please re-designate to HPQM, compliance report in the file supports HPQM	04/22/2024			1	B	A	C	A	B	A	C	A	B	A		ME	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92209157	30894080			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $785.00 exceeds tolerance of $730.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $730 on LE but disclosed as $785 on Final Closing Disclosure. Cure provided at closing.						04/17/2024		1	A	A	A	A	A	A	A	A	A	A		ME	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92209157	30894081			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated				Buyer Comment (2024-04-25): Lender acknowledged non material EV2			04/25/2024	2		A		B		B		B		A		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94342115	30894109			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate not provided.				Reviewer Comment (2024-05-10): Flood cert provided. Buyer Comment (2024-05-09): Flood Cert	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94342115	30894111			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Bid tape reflects SHQM but loan is testing as a Higher-Priced Mortgage Loan, loan XXXXX re-designated to HPQM				Reviewer Comment (2024-05-10): Client request to re-designate to HPQM. Buyer Comment (2024-05-08): Please re-designate to HPQM	05/10/2024			1	B	A	C	A	B	A	C	A	B	A		NV	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94342115	30894114			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM. This is an informational due to re-designation and XXXXX now be waived.				Buyer Comment (2024-05-10): XXXXX to purchase as HPQM			05/10/2024	2		A		B		B		B		A		NV	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95557667	31130152			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91745228	31096123			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,123.60 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91745228	31096124			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $70.50 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98203172	31054730			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/05/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98894441	31166623			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91444701	31194259			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	override							07/24/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91444701	31194342			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93929568	31166125			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93929568	31166129			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,172.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,172.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2024-07-18): Sufficient Cure Provided within 60 Days of Closing		07/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93929568	31166142			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95449717	31166328			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94499647	31106311			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/12/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95741974	31200707			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							07/25/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95741974	31200797			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/25/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91383325	31095639			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91383325	31096225			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-16): Extension in file for XXXXX, client to review Seller Comment (2024-07-16): XX/XX/XX TT: providing form 4868 and proof of NROR			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91383325	31096254			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a documents of Insurance Verification and HOA Verification for this property XXXXX.
Reviewer Comment (2024-07-24): Taxes and Insurance considered from Schedule E of XXXXX and received property history report and Bank statements in lieu of mortgage statement. Exception is cleared.

Seller Comment (2024-07-24): XX/XX/XX TT: Providing property report showing property is attached to XXXXX, as well as bank statements showing the payments to XXXXX, and a letter from XXXXX explaining the payment situation as well.

Reviewer Comment (2024-07-23): Property insurance considered from XXXXX tax returns, However mortgage statements are missing in the file, please provide mortgage statements for REO XXXXX. Exception Remains.

Seller Comment (2024-07-22): XX/XX/XX TT: most recent years tax returns available are able to be used to qualify borrower and the most recent years tax returns available at the time of qualifying were used to document the borrower's insurance. Property still has a mortgage on it, meaning HOI is required and tends to be renewed through same company, or company switched for a lower monthly payment.

Reviewer Comment (2024-07-18): Received Tax return is for the year XXXXX and we already have Property History Report to verify taxes for the year XXXXX-XXXXX. We require Insurance Verification for this property. Provided Tax return reflects insurance for the year XXXXX hence not considered. Exception remains.

Seller Comment (2024-07-18): XX/XX/XX TT: Please see attached tax return document showing the taxes for this property on Schedule E

Reviewer Comment (2024-07-17): Received Property History report confirming no HOA dues on property. Please provide Insurance Verification as well for this property. Exception remains.

Seller Comment (2024-07-16): XX/XX/XX TT: Providing document that shows no HOA dues for this property. This shows starting on page 3
																			07/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91383325	31096262			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a documents of HOA Verification for this property XXXXX.				Reviewer Comment (2024-07-17): Received and associated Property History report confirming no HOA dues on property. Exception is cleared. Seller Comment (2024-07-16): XX/XX/XX TT: Providing document that shows no HOA dues for this property. This shows starting on page 7	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91383325	31158273			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification is missing in file.
Reviewer Comment (2024-07-24): Taxes and Insurance considered from Schedule E of XXXXX. Exception is cleared.

Seller Comment (2024-07-24): XX/XX/XX TT: The insurance amounts showing on the XXXXX tax returns could have been prior to the borrower paying off their mortgage and being required to have HOI on the property. Due to the borrower being able to cancel their HOI at any point in time on this REO, due to it being owned free and clear, this would not be a true obligation, as the borrower could opt out of paying it at any point with no financial repercussions.

Reviewer Comment (2024-07-23): As per tax certificate property tax is $XXXXX and Insurance as per XXXXX Sch-E is $XXXXX total: $XXXXX Remaining property expenses of $XXXXX as per 1003. Please provide supporting documents to verify the same. Exception Remains.

Seller Comment (2024-07-22): XX/XX/XX TT: Property is owned free and clear and HOI is not required on the home.

Reviewer Comment (2024-07-18): Received Tax return is for the year XXXXX and we already have Property History Report to verify taxes for the year XXXXX-XXXXX. We require Insurance Verification for this property. Provided Tax return reflects insurance for the year XXXXX hence not considered. Exception remains.

Seller Comment (2024-07-18): XX/XX/XX TT: Please see attached tax return document showing the taxes for this property on Schedule E
																			07/24/2024			1		A		A		A		A		A		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96355249	31092865			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97539439	31167783			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-24): Client elects to waive.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97539439	31167784			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-24): Client elects to waive.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93394389	31178169			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							07/22/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93394389	31178171			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $636.00 exceeds tolerance of $350.00 plus 10% or $385.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $286.00 due to increase of recording fee. No valid COC provided, cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-22): Sufficient Cure Provided At Closing		07/22/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94573669	31109192			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/12/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98977559	31053329			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The homeowner's insurance declarations page in the file verified an effective date of XX/XX/XX which is after the consummation date of XX/XX/XX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2024-07-10): Received policy effective at consummation. Exception cleared. Seller Comment (2024-07-10): XX/XX/XX TT: Please see attached	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98977559	31054170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $10,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $10,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-07-24): XXXXX received valid COC and rebuttal document.

Seller Comment (2024-07-23): On XX/XX/XX the loan product flipped from Purple to Yellow in order to continue with the loan due to requirements on certificate of occupancy. This change affected the pricing structure and increased final price from $3603.00 to $13,035.00, see attached lock confirmation and cofc. In order to lower the final price to borrower, the compensation plan was changed to borrower paid which lowered final price to $660.00 in lender credit.

Reviewer Comment (2024-07-23): XXXXX received rebuttal comment and COC dated XX/XX/XX indicates that the Change the broker compensation from lender paid to borrower paid in order to remove the discount points. but it does not give sufficient information on what impacts and why the fee was changed from Lender paid to borrower paid on CD dated XX/XX/XX and was not known prior to at the time of initial application. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee changed on XX/XX/XX CD and provide supporting lender's knowledge when became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-07-20): The compensation plan change was done to eliminate the discount points of $11,840 and add a lender credit of $600.

Reviewer Comment (2024-07-11): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the Compensation plan changed to borrower paid. In order to determine if the changed circumstance is valid more information is necessary why Compensation plan change to borrower and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-07-10): CT XX/XX/XX: Please see the attached Change in Circumstance and Closing Disclosure dated XX/XX/XX, Compensation Plan changed to eliminate need to charge Discount Points
																			07/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98977559	31077265			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,043.60 exceeds tolerance of $920.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,043.60 exceeds tolerance of $920.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-10): CT XX/XX/XX: Please see the attached final Closing Disclosure reflecting a tolerance credit of $123.60 for the Appraisal fee	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	98977559	31192604			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,043.60 exceeds tolerance of $920.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-07-24): Sufficient Cure Provided At Closing		07/24/2024		1		A		A		A		A		A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91098578	31166100			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/18/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91098578	31166101			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX. (XXXXX)				Reviewer Comment (2024-07-24): Client elects to waive. Reviewer Comment (2024-07-22): Client to review.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91098578	31166293			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract is missing in file.				Reviewer Comment (2024-07-25): Received Purchase Agreement / Sales Contract verified and updated the details. Exception Cleared. Seller Comment (2024-07-24): XX/XX/XX TT: Please see attached	07/25/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97432328	31200577			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-30): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-30): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 0.433%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXXX = 2.9780984174789300%	07/30/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97432328	31200578			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.99750% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,525.22 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $8,116.08 or .99750%).	Points and Fees on subject loan of 3.99750% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,525.22 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $8,116.08 or .99750%).				Reviewer Comment (2024-07-30): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-30): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXXX = 2.9780984174789300%	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91748186	31102947			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file . The file contained a copy of the XXXXX and 1040's.				Reviewer Comment (2024-07-24): Client elects to waive. Reviewer Comment (2024-07-23): Extension in file, client to review Seller Comment (2024-07-19): XX/XX/XX NR: Please note that Fannie Mae Guidelines state that for loans with loan applications dated XX/XX/XX-XX/XX/XX, and disburse between XX/XX/XX-XX/XX/XX allow the use of extensions in lieu of the tax returns.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91748186	31102948			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file . The file contained a copy of the XXXXX and 1040's.				Reviewer Comment (2024-07-24): Client elects to waive. Reviewer Comment (2024-07-23): Extension in file, client to review Seller Comment (2024-07-19): XX/XX/XX NR: Please note that the self employment for this business is only being accounted for a loss and not positive income. Since Fannie Mae is silent on this topic, XXXXX resorts to the Freddie Mac guidelines that state the seller is not required to obtain any additional documentation when the borrower is self employed and also has a secondary source of income.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99008462	30970410			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Designation is testing as Higher Priced QM (APOR). Loan may be re-designated as Higher Priced QM (APOR) upon request to investor GS.				Reviewer Comment (2024-02-02): XXXXX will take HPQM. Loan approved as HPQM. EV2 exception set. Buyer Comment (2024-01-31): Please re-designate to HPQM, compliance report supports HPQM	02/02/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99008462	30970413			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $860.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing		01/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99008462	30970414			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing		01/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99008462	30970415			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $325.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing		01/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99008462	30970416			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM is acceptable for XXXXX.				Buyer Comment (2024-02-02): Acknowledged non material			02/02/2024	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96680450	31096806			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $5,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $5,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96680450	31096807			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $978.60 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $978.60 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96680450	31096863			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90296360	31199713			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99103879	31130409			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99414081	31157311			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99414081	31158285			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93909245	31088254			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2024-07-17): Received W-2 for the year XXXXX. Associated in income screen and amount updated. DTI is within guidelines limit. Exception is cleared.	07/17/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93909245	31088337			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 52.72716% exceeds Guideline total debt ratio of 50.00000%. Lender did not include Sch C loss in qualifying income calculation.				Reviewer Comment (2024-07-15): Received W-2 for the year XXXXX. Associated in income screen and amount updated. DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-07-15): Please see attached email explanation regarding the DTI this should be waived please. Per our UW, you guys did not add the W2 wages to the income calculation, it should be $39,232/month, so you need to add the W2 wages of $61K to your calculations, so I attached the email explanation, W2, and income worksheet of uw, which you should have all items in file already.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93909245	31088342			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-07-17): Received W-2 for the year XXXXX. Associated in income screen and amount updated. DTI is within guidelines limit. Exception is cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93909245	31101910			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 57.55087% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Calculated investor qualifying total debt ratio of 52.72716% exceeds Guideline total debt ratio of 50.00000%. Lender did not include Sch C loss in qualifying income calculation.				Reviewer Comment (2024-07-17): Received W-2 for the year XXXXX. Associated in income screen and amount updated. DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-07-15): Please see attached email explanation regarding the DTI this should be waived please. Per our UW, you guys did not add the W2 wages to the income calculation, it should be $39,232/month, so you need to add the W2 wages of $61K to your calculations, so I attached the email explanation, W2, and income worksheet of uw, which you should have all items in file already.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91217699	31173991			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-94.00 exceeds tolerance of $-3,367.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-94.00 exceeds tolerance of $-3,367.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-19): Sufficient Cure Provided At Closing		07/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91217699	31174022			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97822935	31097561			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92037851	31155725			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92037851	31155797			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystubs missing in file for the year XXXXX.				Reviewer Comment (2024-07-25): Received recent Paystub verified and updated the details. Exception Cleared. Seller Comment (2024-07-24): XX/XX/XX TT: Please see attached	07/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94593885	31200518			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91760403	31166546			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,143.61 exceeds tolerance of $3,143.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,143.61 exceeds tolerance of $3,143.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-18): Sufficient Cure Provided At Closing		07/18/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	96049783	31158325			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $116.50 exceeds tolerance of $92.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-17): Sufficient Cure Provided At Closing		07/17/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97603775	31193474			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97603775	31193568			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99871341	31175465			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91398199	31212364			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98448057	31193076			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $446.60 exceeds tolerance of $435.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $446.60 exceeds tolerance of $435.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-24): Sufficient Cure Provided At Closing		07/24/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94755636	31165620			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97437350	31192090			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $216.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing.	10%tolerance was exceeded by $15.80 due to increase of Recording fee in CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-24): Sufficient Cure Provided At Closing		07/24/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92925027	31157276			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/17/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90860183	31354033			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Please provide two year transcript XXXXX and XXXXX Overtime Income being used				Reviewer Comment (2024-05-08): Not requited. Buyer Comment (2024-05-08): This is a conforming AUS loan. Transcripts are not required. Please remove this condition.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90860183	31354034			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS feedback message #11 indicates the number of financed properties used in the analysis was 1; however, the correct number is 3 including the subject property. The messaging goes on to indicate if the number used was not correct, it needs to be corrected and the casefile resubmitted to DU. Corrected AUS findings were not found in the loan file.				Reviewer Comment (2024-05-14): Corrected AUS received with Correct number of financed properties 3. Exception cleared Buyer Comment (2024-05-13): 1008 Buyer Comment (2024-05-13): AUS	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93472743	31354044			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	File contains a CD dated XX/XX/XX with blank data on page 4. Confirm /document this CD was sent to client. Subject to further testing.
Reviewer Comment (2024-05-23): XXXXX received detailed rebuttal comment with LOA for email conformation to remove document(s) 81 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.

Buyer Comment (2024-05-22): Please re-review - the uploaded LOE was confirmation from the Closing Manager regarding Doc ID 81 - there was no CD issued XX/XX/XX that was provided to the borrower. This was only sent to title. **Please note the LOE is under the trailing other documents and unclassified/no id

Reviewer Comment (2024-05-22): Documents ID 81 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 81 was never provided to the borrower and XXXXX will review for re-testing.

Buyer Comment (2024-05-21): LOE
																			05/23/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93472743	31354049			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure provided at closing.				Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93371053	31354063			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Testing as Higher Priced QM (APOR). Loan can be re-designated.				Reviewer Comment (2024-05-28): Client request to re-designate to HPQM. Buyer Comment (2024-05-28): Please re-designate the loan to HPQM.	05/28/2024			1	B	A	C	A	B	A	C	A	B	A		VT	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93371053	31354064			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,875.00 exceeds tolerance of $3,750.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was disclosed as $3750.00 on Final LE and $6875.00 on Final CD. COC is dated XX/XX/XX, timely re-disclosure not made.				Reviewer Comment (2024-05-24): XXXXX Received Valid COC and LE Buyer Comment (2024-05-23): XX/XX/XX LE and COC	05/24/2024			1	C	A	C	A	C	A	C	A	C	A		VT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93371053	31354065			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Free and Clear supporting document for the REO property XXXXX is missing.				Reviewer Comment (2024-05-24): Evidence of Free and clear for REO property XXXXX is received . Exception Cleared Buyer Comment (2024-05-23): Per lender : see note from uw and docs supporting - uploaded in wrong place in error - reuploading now	05/24/2024			1	C	A	C	A	C	A	C	A	C	A		VT	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93371053	31354067			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM. - This is now an EV2 informational exception and can be waived.				Buyer Comment (2024-05-28): Loan re-designated to HPQM.			05/28/2024	2		A		B		B		B		A		VT	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354088			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate not provided.				Reviewer Comment (2024-05-31): Flood cert provided Buyer Comment (2024-05-30): Flood Cert	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354089			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy not provided.				Reviewer Comment (2024-05-31): Hazard insurance policy provided. Buyer Comment (2024-05-30): Hazard Insurance	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354090			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Assets not provided in file.				Reviewer Comment (2024-05-13): Asset provided to meet cash to close, LPA approved 1 Months statement suffice. Exception cleared Buyer Comment (2024-05-10): bank st	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354092			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Secondary Valuation required for securitization not provided.				Reviewer Comment (2024-05-13): LPA approved XXXXX UCDP LCA score 2.5 Provided therefore CDA not require as per guideline Buyer Comment (2024-05-10): SSR	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354093			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506-C not provided.				Reviewer Comment (2024-05-13): Signed 4506-C for XXXXX and XXXXX. Exception Cleared Buyer Comment (2024-05-10): 4506C	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354094			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations disclosure not provided.				Reviewer Comment (2024-05-14): Homeowners Counseling List disclosure received. Exception Cleared Buyer Comment (2024-05-10): Homeowners Counseling List	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354095			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	XXXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	The disclosure was signed 1 day prior to closing.				Reviewer Comment (2024-05-14): XXXXX CSPA Acknowledgment signed at application provided Exception Cleared Buyer Comment (2024-05-10): Disclosure signed at application	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354096			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Right Not To Close Disclosure not provided				Reviewer Comment (2024-05-14): XXXXX Right Not to close disclosure Received. Exception Cleared Buyer Comment (2024-05-10): XXXXX right not to close disclosure	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354098			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The earliest dated Closing Disclosure in the file was dated XX/XX/XX which would not have been at least 3 business days prior to closing.				Reviewer Comment (2024-05-14): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Buyer Comment (2024-05-10): Initial CD	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase	No Defined Cure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354100			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File did not contain any asset documentation.				Reviewer Comment (2024-05-13): Asset provided to meet cash to close, LPA approved 1 Months statement suffice. Exception cleared Buyer Comment (2024-05-10): Bank statement	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354101			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the file missing all asset documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-31): Assets provided Buyer Comment (2024-05-30): Asset exception cleared. Please review.	05/31/2024			1	B	A	C	A	B	A	C	A	B	A		OH	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354102			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the file missing all asset documentation.				Reviewer Comment (2024-05-31): Assets provided Buyer Comment (2024-05-30): Asset exception cleared. Please review.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354103			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the file missing all asset documentation,				Reviewer Comment (2024-05-31): Assets provided Buyer Comment (2024-05-30): Asset exception cleared. Please review.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354104			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Occupancy discrepancy: Subject 2nd Home : Final 1003 reflect borrower to occupy subject property as a primary residence.				Reviewer Comment (2024-05-14): Received Updated declaration page for borrower. Exception cleared Buyer Comment (2024-05-13): Updated declarations	05/14/2024			1		A		A		A		A		A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90065389	31354105			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.	New Exception as result of document provided. Right not to disclosure Disclosure was provided/singed one day prior to closing				Buyer Comment (2024-05-20): Lender acknowledged non material EV2. Buyer Comment (2024-05-20): Lender unable to provide earlier dated disclosure.			05/20/2024	2		B		B		B		B		B		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354132			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-05-21): Delivery provided. Buyer Comment (2024-05-20): Appraisal delivery	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354133			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2024-05-21): List provided. Buyer Comment (2024-05-20): Homeowner Counseling List	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354134			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	XXXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.					Reviewer Comment (2024-05-21): Acknowledgement provided. Buyer Comment (2024-05-20): Acknowledgment of Home Loan Info disclosure	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354135			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.
Reviewer Comment (2024-05-23): Provided for closing.

Buyer Comment (2024-05-22): Closing was XX/XX/XX and was a mail-away closing. Docs not requiring wet signatures were signed just prior to close. We require wet signatures for the following: Note, addenda, Security Instrument and Riders, Closing CD, Notice of Right to Cancel, Tax Returns, 4506C,  and the Final application.  Please clear exception.

Reviewer Comment (2024-05-21): Exception is due to the disclosure dated XX/XX/XX, and the Borrower was not provided Right Not To Close Disclosure at Closing.

Buyer Comment (2024-05-20): Right Not to Close disclosure - if discl remains "untimely" - please advise what timeframe disclosure is required within
																			05/23/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354138			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2024-05-21): E-sign provided. Buyer Comment (2024-05-20): esign	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90403544	31354139			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Seoncday valuation is required, provide CDA.				Reviewer Comment (2024-05-31): CDA received. Exception Cleared Buyer Comment (2024-05-29): CDA	05/31/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95818336	31354161			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	B2 VVOE for XXXXX was not provided.				Reviewer Comment (2024-06-04): Verification of Employment received and associated. Exception Cleared. Buyer Comment (2024-06-03): VOE	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	99705881	31354173			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $206.30 exceeds tolerance of $149.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-28): Sufficient Cure Provided At Closing		05/28/2024		1	A	A	A	A	A	A	A	A	A	A		ME	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99705881	31354176			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as HPQM. This XXXXX be re-designated to HPQM and downgraded to an Ev2 upon request.				Reviewer Comment (2024-06-03): Re-designated to HPQM Buyer Comment (2024-05-31): Please re-designate to HPQM	06/03/2024			1	B	A	C	A	B	A	C	A	B	A		ME	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	99705881	31354177			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated.				Buyer Comment (2024-06-04): Acknowledged non material			06/04/2024	2		A		B		B		B		A		ME	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91515568	31354196			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Borrower owned 50% of Business XXXXX, however 100% Business funds (XXXXX) used for qualification, require evidence of access to verify borrower has 100% unrestricted access to business funds.				Reviewer Comment (2024-06-12): Guideline does not require proof of access. Buyer Comment (2024-06-10): LOE - XXXXX guidelines do not require proof of 100% access Buyer Comment (2024-06-10): Revised 1003 updating declaration section	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96356908	31386314			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Secondary valuation is missing in file. The Collateral Underwriter Risk Score is 2.6.				Reviewer Comment (2024-07-05): CDA received. Exception Cleared Buyer Comment (2024-07-03): CDA	07/05/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	96356908	31386315			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	Condo/PUD Warranty document is missing in file.				Reviewer Comment (2024-07-05): Project approval received. Exception cleared Buyer Comment (2024-07-02): Per Lender : Condo doc	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94786934	31386326			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		CDA is required as no score was returned.				Reviewer Comment (2024-07-10): CDA received. Exception Cleared Buyer Comment (2024-07-09): CDA	07/10/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97299311	31386339			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-25): Client elects to waive with compensating factors. DU in file was 45.24 with DTI on or below this. XXXXX accepts as DU was approved but only ineligible due to loan amounts.	06/25/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97299311	31386340			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.23903% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	The representative FICO score is above 680.	803 vs 680	SitusAMC,Aggregator	Reviewer Comment (2024-06-25): Client elects to waive with compensating factors. DU in file was 45.24 with DTI on or below this. XXXXX accepts as DU was approved but only ineligible due to loan amounts.			06/25/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97299311	31386342			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	This is an EV2 informational exception due to presence of XXXXX 1040 and XXXXX K-1 with no XXXXX K-1 de to fiscal year. ending XX/XX/XX. This XXXXX be waived.				Buyer Comment (2024-06-17): Borrower share of business is 0.150. This is an EV2 condition. XXXXX tax returns are in file. Partnership (business) year end is XX/XX/XX			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97299311	31386344			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Investor qualifying total debt ratio exceeds guides.	The representative FICO score is above 680.	803 vs 680	SitusAMC,Aggregator	Reviewer Comment (2024-06-25): Client elects to waive with compensating factors. DU in file was 45.24 with DTI on or below this. XXXXX accepts as DU was approved but only ineligible due to loan amounts. Buyer Comment (2024-06-24): XXXXX follows FNMA please downgrade to a 2			06/25/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97299311	31386345			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan Designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/Cleared				Reviewer Comment (2024-06-25): Client elects to waive with compensating factors. DU in file was 45.24 with DTI on or below this. XXXXX accepts as DU was approved but only ineligible due to loan amounts.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93961337	31386371			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax Certificate is missing for subject property				Reviewer Comment (2024-07-03): Received tax cert for subject property. Exception cleared Buyer Comment (2024-06-29): Tax sheet	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93367010	31386375			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax and insurance verification on primary residence not found at time of review.				Reviewer Comment (2024-07-16): Received mortgage statement confirmed payment is escrowed. Exception cleared Buyer Comment (2024-07-12): mortgage statement reflects taxes and insurance are in escrow account	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98001770	31386414			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	Condo/PUD Warranty document is missing.				Reviewer Comment (2024-07-10): XXXXX provided is sufficient. Reviewer Comment (2024-07-09): Provide document which show Project approved by FNMA. Exception Remains Buyer Comment (2024-07-05): XXXXX Cert Buyer Comment (2024-07-05): XXXXX Cert attached	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98001770	31386417			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing CPA letter or cash flow analysis confirming no impact for use of business funds from XXXXX.				Reviewer Comment (2024-07-18): Received Cash Flow Analysis. exception cleared Buyer Comment (2024-07-16): see attached Reviewer Comment (2024-07-09): Received income calculation worksheet, require Business assets Cash flow analysis or CPA letter confirming no impact on Business if using Business funds (XXXXX) for Closing. Buyer Comment (2024-07-05): Cash flow analysis Buyer Comment (2024-07-05): CFA	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	98001770	31386418			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal dated XX/XX/XX was delivered XX/XX/XX. Provide earlier dated valuation.				Reviewer Comment (2024-07-15): Original appraisal provided. Buyer Comment (2024-07-11): Original report	07/15/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95114802	31386431			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Zoned rural conservation .	The representative FICO score exceeds the guideline minimum by at least 40 points.	787 vs 660	SitusAMC,Aggregator	Reviewer Comment (2024-07-16): Investor request to waive with compensating factors. Buyer Comment (2024-07-16): Please downgrade to EV2 and waive as XXXXX will accept with appraisal meeting FNMA guidelines. Reviewer Comment (2024-07-16): Loan being moved to XXXXX bucket to LN# XXXXX for XXXXX downgrade waiver of the exception. Buyer Comment (2024-07-16): XXXXX accepts as property meets FNMA guideline.			07/16/2024	2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95114802	31386432			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $262.17 exceeds tolerance of $240.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure provided.				Reviewer Comment (2024-06-18): Sufficient Cure Provided At Closing		06/18/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	92137420	31386435			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	XXXXX Tax Return Extension for 1040 is missing. Missing XXXXX year end signed P&L and balance sheet for XXXXX. This XXXXX be waived/downgraded upon request.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	43 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-07-10): Client elects to waive with compensating factors. Buyer Comment (2024-07-10): Please downgrade to EV2 as XXXXX follows FNMA guideline and they do not require it.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	92137420	31386436			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business return is n file but missing the personal XXXXX 1040. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-07-10): Informational only.			07/10/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97114782	31386644			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-06-24): Client elects to waive.			06/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97114782	31386645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,138,130.54 is over disclosed by $150.00 compared to the calculated Amount Financed of $1,137,980.54 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure reflects Finance Charge of $1,512,754.26 but calculated Finance Charge is $1,512,904.26. Variance of $150.00. Review of Compliance Report - XXXXX, indicates APR fee Title - Tax Report was not included in lender's finance charge calculations.
Reviewer Comment (2024-07-10): XXXXX received additional information and documentation to support fee name and service for non-finance charge.

Reviewer Comment (2024-07-10): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $1,138,130.54 is under disclosed by $-150.00 compared to the calculated Amount Financed of $1,137,980.54 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX). (Final/XX/XX/XX)

Reviewer Comment (2024-07-09): XXXXX received Corrected CD and LOE updating Final CD fee in Section C named Title-Tax Report for $150 to being named Title-Doc prep.  However, the Borrower's Final ALTA Settlement Statement reflects the fee name the same as the Final CD as Tax Report $150.  Fee name would not match to the PCCD.

Buyer Comment (2024-07-08): please confirm corrections/cure are sufficient to clear and we will send to bwr and provide tracking.

Reviewer Comment (2024-07-05): XXXXX received PCCD, LOE, copy of refund check.  Proof of mailing required to complete cure.

Buyer Comment (2024-07-03): revised pccd docs upld for rvw, will send to bwr if corrections are acceptable.

Reviewer Comment (2024-06-28): XXXXX received rebuttal that $150 Title-Tax report is considered to be a doc prep fee from trust attorney.  However, testing is based on the fee name disclosed on Final CD, which would indicate could be a finance charge.  If fee name is incorrect and should be disclosed as a title-doc prep, a Corrected CD and LOE to borrower should be provided, otherwise, if lender feels the services/purpose of the fee is not finance charge, please provide a written lender attestation giving the purpose of the fee in order to test.

Buyer Comment (2024-06-28): " Please exclude the Tax Report Fee for $150 from your APR finance charges- The $150 fee is considered to be a doc preparation fee from the Trust Attorney"

Buyer Comment (2024-06-28): trust invoice
																			07/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97114782	31386646			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,512,754.26 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,512,904.26 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure reflects Finance Charge of $1,512,754.26 but calculated Finance Charge is $1,512,904.26. Variance of $150.00. Review of Compliance Report - XXXXX, indicates APR fee Title - Tax Report was not included in lender's finance charge calculations.
Reviewer Comment (2024-07-10): XXXXX received additional information and documentation to support fee name and service for non-finance charge.

Reviewer Comment (2024-07-09): XXXXX received Corrected CD and LOE updating Final CD fee in Section C named Title-Tax Report for $150 to being named Title-Doc prep.  However, the Borrower's Final ALTA Settlement Statement reflects the fee name the same as the Final CD as Tax Report $150.  Fee name would not match to the PCCD.

Buyer Comment (2024-07-08): please confirm corrections/cure are sufficient to clear and we will send to bwr and provide tracking.

Reviewer Comment (2024-07-05): XXXXX received PCCD, LOE, copy of refund check.  Proof of mailing required to complete cure.

Buyer Comment (2024-07-03): revised pccd docs upld to trl docs for rvw, will send to bwr if corrections are acceptable.

Reviewer Comment (2024-06-28): XXXXX received rebuttal that $150 Title-Tax report is considered to be a doc prep fee from trust attorney.  However, testing is based on the fee name disclosed on Final CD, which would indicate could be a finance charge.  If fee name is incorrect and should be disclosed as a title-doc prep, a Corrected CD and LOE to borrower should be provided, otherwise, if lender feels the services/purpose of the fee is not finance charge, please provide a written lender attestation giving the purpose of the fee in order to test.

Buyer Comment (2024-06-28): " Please exclude the Tax Report Fee for $150 from your APR finance charges- The $150 fee is considered to be a doc preparation fee from the Trust Attorney"

Buyer Comment (2024-06-28): trust invoice
																			07/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97114782	31386648			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $295.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-19): Sufficient Cure Provided At Closing		06/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	97114782	31386649			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal dated XX/XX/XX is missing from the file along with evidence of borrower's receipt.				Reviewer Comment (2024-06-24): Preliminary appraisal and receipt provided. Buyer Comment (2024-06-24): appraisal XX/XX/XX and proof of delivery	06/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93987076	31386860			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank. Final Title was not provided.				Reviewer Comment (2024-07-17): Received Final Title policy document with policy amount, information validated. Exception Cleared. Buyer Comment (2024-07-16): policy w/ insured amt upld	07/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93987076	31386861			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-07-17): Received Final Title policy document with policy amount, information validated. Exception Cleared.	07/17/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93987076	31386863			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided
Reviewer Comment (2024-07-18): HOA approval provided.

Reviewer Comment (2024-07-17): As per requirement require HOA Questionnaire document with subject property address provided aerial map document cannot be consider to clear the exception. Exception Remains.

Buyer Comment (2024-07-16): rebuttal upld

Reviewer Comment (2024-07-16): Require HOA Questionnaire document, as available approval document (D0149) address does not match with subject property address, Exception Remains.

Buyer Comment (2024-07-15): the project had a valid Fannie Mae Approval that we leveraged (see d0149), questionnaire not needed.
																			07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90945724	31386865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.00 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower.	Recording Fee was last disclosed as $101.20 on the Loan Estimate but disclosed as $142.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-07-22): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-07-18): TRID items Reviewer Comment (2024-07-16): XXXXX Received COC does not provide sufficient information for increased recording fee. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs. Buyer Comment (2024-07-15): COCs		07/22/2024		2	C	B	C	B	C	B	C	B	C	B		MN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94339636	31386890			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee increased from $600.00 on Loan Estimate to $800.00 on final Closing Disclosure. No valid COC in file and insufficient cure provided.
Reviewer Comment (2024-07-23): XXXXX Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-07-19): TRID items

Reviewer Comment (2024-07-16): XXXXX Received comment on the exception stating value of the home is not acceptable reason. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2024-07-15): Please review and waive condition with the uploaded XX/XX/XX CD-COC. - Due to the value of the home, there was an additional charge on the invoice which was disclosed to the borrower within 3-days of the ordered date. Thank you.

Buyer Comment (2024-07-15): XX/XX/XX CD-COC
																				07/23/2024		2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94339636	31386891			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Initial Rate Lock as required by the client's guidance.				Reviewer Comment (2024-07-15): Received Rate Lock document, rate lock validated accordingly. Exception Cleared. Buyer Comment (2024-07-12): initial rate lock	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94339636	31386892			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $500.00 exceeds tolerance of $450.00 plus 10% or $495.00. Insufficient or no cure was provided to the borrower.	10% tolerance violation is due to addition of Title - Wire fee in section B of final CD. File does not contain a valid COC and insufficient cure provided.				Reviewer Comment (2024-07-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-07-15): Please review and waive condition with the uploaded XX/XX/XX CD-COC. Cured at Closing. Thank you! Buyer Comment (2024-07-15): XX/XX/XX CD-COC.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94215812	31733489			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification is missing in file for REO property XXXXX.				Reviewer Comment (2024-07-19): HOA provided. Buyer Comment (2024-07-17): HOA	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97070313	31733495			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-30): CDA received. Exception Cleared. Buyer Comment (2024-07-26): CDA	07/30/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97070313	31733496			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Second Home not provided		Rider - Second Home is missing in file.				Reviewer Comment (2024-07-23): Second Home Rider Received. Exception cleared Buyer Comment (2024-07-22): 2nd home rider	07/23/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93426887	31733500			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Please provide Verbal Verification of Employment within 10 business days of Note Date from XXXXX for Borrower XXXXX.				Reviewer Comment (2024-07-26): Received VVOE of XXXXX for Borrower XXXXX.. Exception cleared Buyer Comment (2024-07-25): VOE Reviewer Comment (2024-07-22): VOE shows incorrect Company name XXXXX whereas it should be XXXXX for Borrower XXXXX. Exception remains. Buyer Comment (2024-07-19): VOE	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	94678652	31733505			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide documentation for the parking tax. The tax cert does not give an amount.				Reviewer Comment (2024-07-24): Received Tax Information from Title. exception cleared Buyer Comment (2024-07-22): garage tax breakdown	07/24/2024			1		A		A		A		A		A		VA	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95523747	31733507			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement (Asset) is missing in file.				Reviewer Comment (2024-07-23): Trust Agreement received. Exception Cleared Buyer Comment (2024-07-22): Trust agreement	07/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95523747	31733508			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.50 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing				Reviewer Comment (2024-07-08): Sufficient Cure Provided At Closing		07/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	95523747	31733509			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	The XXXXX transcripts were not provided.				Reviewer Comment (2024-07-31): Received XXXXX and XXXXX W-2 Transcript acceptable per Guideline. Exception cleared Buyer Comment (2024-07-29): XXXXX W/E Transcripts	07/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	95523747	31733510			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	The XXXXX transcripts were not provided.				Reviewer Comment (2024-07-31): Received XXXXX and XXXXX W-2 Transcript acceptable per Guideline. Exception cleared Buyer Comment (2024-07-29): XXXXX W/E transcripts	07/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91609818	31733512			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $384,655.82 is over disclosed by $170.00 compared to the calculated Amount Financed of $384,485.82 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Amount Financed disclosed is $384,655.82 Calculated finance charge is $384,485.82 Variance of $170
Reviewer Comment (2024-07-23): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Buyer Comment (2024-07-23): XXXXX label

Buyer Comment (2024-07-23): LOE

Buyer Comment (2024-07-23): Refund check

Reviewer Comment (2024-07-19): XXXXX received Corrected CD, LOE to borrower and copy of servicing records indicating a principal reduction for $170.  However, as this is a Material Disclosure violation, cannot be cured via principal reduction and must be cured thru a refund check.  Provide copy of cure refund check to borrower for total underdisclosure of $170 and proof of mailing. The SFA guidance is based, in part on feedback from various law firms and on the ADMINISTRATIVE ENFORCEMENT OF THE TRUTH IN LENDING ACT - RESTITUTION Joint Statement of Policy and corresponding Q&As.  Excerpts below: Restitution Provisions - Definitions: Except as provided below, all definitions are those found in the Truth in Lending Act (Act) and Regulation Z, 12 CFR Part 226. 1."Current examination" - the most recent examination begun on or after XXXXX 31, 1980, in which compliance with Regulation Z was reviewed. 2."Irregular Mortgage Transaction" means a loan secured by real estate for which the annual percentage rate (APR) cannot be calculated using Volume I of the Federal Reserve System's Truth in Lending, Regulation Z, Annual Percentage Rate Tables. 3. "Lump sum method" means a method of reimbursement in which a cash payment equal to the total adjustment will be made to a consumer. 4. "Lump sum/payment reduction method" means a method of reimbursement in which the total adjustment to a consumer will be made in two stages: a. A cash payment that fully adjusts the consumer's account up to the time of the cash payment; and, b. A reduction of the remaining payment amounts on the loan. Methods of Adjustment: 1. Q. Must reimbursements resulting from understated finance charges always be made as a single "lump sum" amount?  A. No. Reimbursements resulting from the creditor's failure to include prepaid finance charges in the total finance charge "Must Always Be Refunded As A Lump Sum Payment", but reimbursements resulting from failure to include finance charge components that accrue over time XXXXX be prorated on a straight-line basis (no time value) over the life of the loan and refunded under the lump sum/payment reduction method.

Buyer Comment (2024-07-17): Payment History showing Principal Reduction

Buyer Comment (2024-07-17): PCCD with updated figures and PR noted in Summaries of Transactions

Buyer Comment (2024-07-17): LOE
																				07/23/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91609818	31733513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $666,665.47 is under disclosed by $170.00 compared to the calculated Finance Charge of $666,835.47 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $666,665.47 Calculated finance charge is $666,835.47 Variance of -$170
Reviewer Comment (2024-07-23): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Buyer Comment (2024-07-23): Please see uploaded refund check, LOE and delivery.

Reviewer Comment (2024-07-19): XXXXX received Corrected CD, LOE to borrower and copy of servicing records indicating a principal reduction for $170.  However, as this is a Material Disclosure violation, cannot be cured via principal reduction and must be cured thru a refund check.  Provide copy of cure refund check to borrower for total underdisclosure of $170 and proof of mailing. The SFA guidance is based, in part on feedback from various law firms and on the ADMINISTRATIVE ENFORCEMENT OF THE TRUTH IN LENDING ACT - RESTITUTION Joint Statement of Policy and corresponding Q&As.  Excerpts below: Restitution Provisions - Definitions: Except as provided below, all definitions are those found in the Truth in Lending Act (Act) and Regulation Z, 12 CFR Part 226. 1."Current examination" - the most recent examination begun on or after XXXXX 31, 1980, in which compliance with Regulation Z was reviewed. 2."Irregular Mortgage Transaction" means a loan secured by real estate for which the annual percentage rate (APR) cannot be calculated using Volume I of the Federal Reserve System's Truth in Lending, Regulation Z, Annual Percentage Rate Tables. 3. "Lump sum method" means a method of reimbursement in which a cash payment equal to the total adjustment will be made to a consumer. 4. "Lump sum/payment reduction method" means a method of reimbursement in which the total adjustment to a consumer will be made in two stages: a. A cash payment that fully adjusts the consumer's account up to the time of the cash payment; and, b. A reduction of the remaining payment amounts on the loan. Methods of Adjustment: 1. Q. Must reimbursements resulting from understated finance charges always be made as a single "lump sum" amount?  A. No. Reimbursements resulting from the creditor's failure to include prepaid finance charges in the total finance charge "Must Always Be Refunded As A Lump Sum Payment", but reimbursements resulting from failure to include finance charge components that accrue over time XXXXX be prorated on a straight-line basis (no time value) over the life of the loan and refunded under the lump sum/payment reduction method.

Buyer Comment (2024-07-18): Please see uploaded cure docs
																				07/23/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	91609818	31733515			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Subject Property Flood Insurance is missing				Reviewer Comment (2024-07-12): received flood insurance. exception cleared. Buyer Comment (2024-07-10): Flood insurance	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97609592	31733518			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Form 442 / Appraisal Update is missing in file.				Reviewer Comment (2024-07-19): Received 442. exception cleared. Buyer Comment (2024-07-17): 442	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97609592	31733519			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The Collateral Underwriter Risk Score is 3.3.				Reviewer Comment (2024-07-11): CDA received and captured. Exception Cleared Buyer Comment (2024-07-10): CDA	07/11/2024			1	D	A	D	A	D	A	D	A	D	A		AR	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	97609592	31733524			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The file is missing a valid Change of Circumstance for the increase in Appraisal Re-Inspection fee. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-07-22): XXXXX received 442 and as per available COC dated XX/XX/XX.

Buyer Comment (2024-07-18): Please see uploaded 442

Reviewer Comment (2024-07-12): XXXXX received rebuttal, however there is no 1004d/442 document available in file. Please provide additional supporting document to re-evaluate the exception.

Buyer Comment (2024-07-11): Please re-review - Per the provided COC the additional inspection was required per appraisal. See D0133 - the report completed on XX/XX/XX was completed subject to. This was new information that was not known until the seller received the completed report on XX/XX/XX and was redisclosed to the borrower on XX/XX/XX. Please clear as this is a valid change reason.

Reviewer Comment (2024-07-10): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was added as it only states required as per appraisal.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-07-09): COC
																			07/22/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94736988	31733526			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $450 on LE but disclosed as $575 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.						07/19/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	94736988	31733528			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Personal Account Statements is missing for the Earnest Money Deposit - Sourced 5,000.00.				Reviewer Comment (2024-07-26): EMD back out from CD balance. exception cleared Buyer Comment (2024-07-25): Per lender : EMD was deduced from asset balance	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	93629136	31733531			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan delivered review as Safe harbor APOR but is testing as Higher Priced QM (APOR). Loan XXXXX be re-graded to Higher Priced QM (APOR) upon request.				Reviewer Comment (2024-07-22): Designation updated to HPQM. Buyer Comment (2024-07-22): Please clear. Loan is Conforming and HPQM is allowed based on conforming programming.	07/22/2024			1	B	A	C	A	B	A	C	A	B	A		MO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	93629136	31733532			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Designation updated to HPQM.				Buyer Comment (2024-07-22): Acknowledged as non-material.			07/22/2024	2		A		B		B		B		A		MO	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91114644	31733534			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet is missing in file.				Reviewer Comment (2024-06-18): As per 1008 and Award letter "full monthly SS benefit borrower is getting. Exception Cleared. Buyer Comment (2024-06-14): income worksheet Reviewer Comment (2024-06-14): The guidelines require a income analysis showing how the income was calculated. Provide the SSI calc. Buyer Comment (2024-06-12): Social security income was used for qualifying income for the borrower. Therefore, there is no income worksheet required for XXXXX. Thank you.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91114644	31733535			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement, Insurance & Tax Verification is missing on REO property XXXXX.				Reviewer Comment (2024-06-14): REO docs provided Buyer Comment (2024-06-12): REO docs	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	91114644	31733539			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Instrument is vested in Tenants in Common and is ineligible per Guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	9 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-07-19): Investor agrees to waive and downgrade with compensating factors. Buyer Comment (2024-07-19): Please see attached. Reviewer Comment (2024-07-19): Please load the complete exception from XXXXX or make comment acceptable to downgrade per XXXXX. Reviewer Comment (2024-07-18): Loan being re-reviewed under XXXXX deal. Buyer Comment (2024-07-18): Exception Buyer Comment (2024-07-18): Loan moving to XXXXX as they allow tenancy in common.			07/19/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733542			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Loan Designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/Cleared				Reviewer Comment (2024-07-03): Credit report provided. Exception cleared	07/03/2024			1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733543			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $9,900.00 exceeds tolerance of $9,800.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733544			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	ATR failure due to this exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-03): Credit report provided. Exception cleared Buyer Comment (2024-07-01): Credit report was cleared, please clear	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733545			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	The loan was agency approved with an Originator Loan Designation of (Safe Harbor QM (APOR); but the missing Credit Report does not meet Investor guideline requirements of evidencing debts causing the loan to waterfall through the QM Testing.				Reviewer Comment (2024-07-03): Credit report provided. Exception cleared Buyer Comment (2024-07-01): Credit report was cleared, please clear	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733546			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet document is missing.				Reviewer Comment (2024-07-10): XXXXX transcript provided. Buyer Comment (2024-07-09): Transcripts Reviewer Comment (2024-07-09): Received Transcript for non-Borrower SSN # is XXX-XX-XXXX and XXX-XX-XXXX where as Subject Transaction Borrower is XXXXX with SSN XXX-XX-XXXX. Exception Remains Buyer Comment (2024-07-08): Transcripts Reviewer Comment (2024-07-03): Income calculation worksheet received, however still pending Transcript for Borrower as provided transcript reflect non-Borrower information. Exception remains Buyer Comment (2024-07-01): Income calc	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733548			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS document is missing.				Reviewer Comment (2024-07-03): Received AUS Exception cleared Buyer Comment (2024-07-01): AUS	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733549			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report document is missing.				Reviewer Comment (2024-06-14): Credit report received. Exception Cleared Buyer Comment (2024-06-12): Credit Report	06/14/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733550			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument - Subject Lien document is missing.				Reviewer Comment (2024-06-14): Security Instrument - Subject Lien document is received. Exception cleared Buyer Comment (2024-06-12): Deed	06/14/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733551			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Missing the XXXXX 1040 Tax Transcript.				Reviewer Comment (2024-07-10): XXXXX transcript provided. Buyer Comment (2024-07-09): Correct Transcripts uploaded Reviewer Comment (2024-07-09): Received Transcript for non-Borrower SSN # is XXX-XX-XXXX and XXX-XX-XXXX where as Subject Transaction Borrower is XXXXX with SSN XXX-XX-XXXX. Exception Remains Buyer Comment (2024-07-08): Transcripts Reviewer Comment (2024-07-03): Receive Non-Borrower XXXXX Transcript. Provide Borrower XXXXX Transcript with SSN -XXX-XX- XXXX. Exception Remains Buyer Comment (2024-07-01): Transccripts	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733552			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing docs: The file is missing the UW Worksheet, XXXXX 1040 Tax Transcripts, and 3 months Reserves.				Reviewer Comment (2024-07-03): Credit report provided. Exception cleared. For Transcript refer open Exception	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	90493224	31733553			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Under V11, business assets cannot be used for reserves. Confirm investor approved to waive with compensating factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-07-25): Lender exception provided. Borrower is 100% owner of the business. Buyer Comment (2024-07-25): Please see attached.			07/25/2024	2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No